UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Balanced Capital V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.8%
General Dynamics Corp.	2,800	$205,464
L-3 Communications Holdings, Inc.	2,600	184,002
Lockheed Martin Corp.	2,400	215,664
Northrop Grumman Corp.	3,100	189,348

		794,478

Airlines – 0.4%
Southwest Airlines Co.	14,600	120,304

Beverages – 1.2%
Coca-Cola Enterprises, Inc.	5,500	157,300
Dr. Pepper Snapple Group, Inc.	4,700	188,987

		346,287

Chemicals – 0.7%
CF Industries Holdings, Inc.	1,100	200,915

Commercial Banks – 0.1%
Wells Fargo & Co.	500	17,070

Computers & Peripherals – 5.5%
Apple, Inc.(a)	900	539,523
Dell, Inc.(a)	12,700	210,820
Hewlett-Packard Co.	10,000	238,300
Lexmark International, Inc., Class A	2,400	79,776
QLogic Corp.(a)	6,500	115,440
Seagate Technology Plc	6,600	177,870
Western Digital Corp.(a)	4,500	186,255

		1,547,984

Construction & Engineering – 0.6%
Chicago Bridge & Iron Co. NV	2,200	95,018
Fluor Corp.	1,400	84,056

		179,074

Consumer Finance – 0.7%
Discover Financial Services, Inc.	6,000	200,040

Diversified Consumer Services – 1.0%
Apollo Group, Inc., Class A(a)	3,400	131,376
ITT Educational Services, Inc.(a)	2,100	138,894

		270,270

Diversified Financial Services – 1.0%
JPMorgan Chase & Co.	5,600	257,488
Moody’s Corp.	500	21,050

		278,538

Diversified Telecommunication Services – 1.2%
AT&T, Inc.	1,200	37,476
Verizon Communications, Inc.	8,100	309,663

		347,139

Electric Utilities – 0.7%
Entergy Corp.	2,700	181,440

Electronic Equipment, Instruments & Components – 0.6%
Jabil Circuit, Inc.	6,600	165,792

Energy Equipment & Services – 0.6%
Nabors Industries Ltd.(a)	8,700	152,163

Food & Staples Retailing – 1.3%
The Kroger Co.	8,100	196,263
Safeway, Inc.	8,900	179,869

		376,132

Food Products – 0.6%
ConAgra Foods, Inc.	6,500	170,690

Health Care Equipment & Supplies – 0.7%
Zimmer Holdings, Inc.	3,000	192,840

Health Care Providers & Services – 5.4%
Aetna, Inc.	4,200	210,672
AmerisourceBergen Corp.	5,100	202,368
Cardinal Health, Inc.	4,400	189,684
Humana, Inc.	2,100	194,208
McKesson Corp.	2,600	228,202
UnitedHealth Group, Inc.	4,700	277,018
WellPoint, Inc.	2,800	206,640

		1,508,792

Hotels, Restaurants & Leisure – 0.8%
Wyndham Worldwide Corp.	4,500	209,295

Household Products – 0.2%
The Procter & Gamble Co.	900	60,489

Independent Power Producers & Energy Traders – 0.9%
The AES Corp.(a)	14,000	182,980
NRG Energy, Inc.(a)	4,900	76,783

		259,763

Industrial Conglomerates – 1.1%
General Electric Co.	4,500	90,315
Tyco International Ltd.	4,100	230,338

		320,653

Insurance – 2.6%
Assurant, Inc.	2,500	101,250
Protective Life Corp.	2,100	62,202
Prudential Financial, Inc.	3,500	221,865
Reinsurance Group of America, Inc.	2,700	160,569
Unum Group	7,900	193,392

		739,278

Internet & Catalog Retail – 0.6%
Expedia, Inc.	5,250	175,560

Internet Software & Services – 0.1%
Google, Inc., Class A(a)	50	32,062

IT Services – 2.6%
Alliance Data Systems Corp.(a)	1,500	188,940
Computer Sciences Corp.	4,200	125,748
International Business Machines Corp.	1,100	229,515
The Western Union Co.	10,700	188,320

		732,523

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Leisure Equipment & Products – 0.7%
Polaris Industries, Inc.		2,500	$180,375

Machinery – 1.3%
AGCO Corp.(a)		3,500	165,235
Parker Hannifin Corp.		2,200	186,010

			351,245

Media – 2.0%
DISH Network Corp., Class A		5,700	187,701
Gannett Co., Inc.		9,800	150,234
Time Warner Cable, Inc.		2,700	220,050

			557,985

Metals & Mining – 0.6%
Alcoa, Inc.		17,800	178,356

Multi-Utilities – 0.6%
Ameren Corp.		5,000	162,900

Multiline Retail – 1.1%
Dillard’s, Inc., Class A		1,900	119,738
Nordstrom, Inc.		3,600	200,592

			320,330

Office Electronics – 0.7%
Xerox Corp.		23,300	188,264

Oil, Gas & Consumable Fuels – 9.3%
Apache Corp.(a)		2,100	210,924
Chevron Corp.		4,200	450,408
ConocoPhillips		4,200	319,242
Devon Energy Corp.		3,000	213,360
Exxon Mobil Corp.		4,200	364,266
HollyFrontier Corp.		5,182	166,601
Marathon Oil Corp.		6,100	193,370
Marathon Petroleum Corp.		4,500	195,120
Murphy Oil Corp.		2,800	157,556
Tesoro Corp.(a)		6,500	174,460
Valero Energy Corp.		6,900	177,813

			2,623,120

Paper & Forest Products – 0.7%
International Paper Co.		5,200	182,520

Personal Products – 0.6%
Herbalife Ltd.		2,600	178,932

Pharmaceuticals – 4.9%
Abbott Laboratories		4,800	294,192
Bristol-Myers Squibb Co.		6,500	219,375
Eli Lilly & Co.		5,700	229,539
Forest Laboratories, Inc.(a)		5,800	201,202
Johnson & Johnson		800	52,768
Pfizer, Inc.		17,001	385,243

			1,382,319

Software – 2.4%
Microsoft Corp.		14,800	477,300
Symantec Corp.(a)		10,300	192,610

			669,910

Specialty Retail – 2.1%
Best Buy Co., Inc.		7,100	168,128
Foot Locker, Inc.		1,800	55,890
GameStop Corp., Class A		7,600	165,984
Limited Brands, Inc.		3,900	187,200

			577,202

Tobacco – 1.3%
Philip Morris International, Inc.		4,200	372,162

Wireless Telecommunication Services – 0.5%
MetroPCS Communications, Inc.(a)		15,200	137,104

Total Common Stocks – 62.8%			17,642,295

Fixed Income Securities

Asset-Backed Securities	Par (000)
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class C, 3.19%, 10/12/16	USD	30	30,974
Series 2011-5, Class C, 3.44%, 10/08/17		25	25,495
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		5	4,979
Series 2012-1, Class C, 2.20%, 10/16/17		5	4,978
Series 2012-1, Class D, 3.09%, 8/15/18		5	4,978
Countrywide Asset-Backed Certificates, Series 2004-5, Class A,
0.69%, 10/25/34(b)		9	7,792
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15(c)		20	20,146
Series 2010-5, Class D, 2.41%, 9/15/15(c)		10	10,072
Series 2011-2, Class C, 2.37%, 9/15/15		30	30,048
Series 2011-2, Class D, 2.86%, 9/15/15		20	20,030
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16	EUR	10	13,498
Hyundai Auto Receivables Trust, Series 2012-A, Class D,
2.61%, 5/15/18	USD	10	9,973
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ,
0.54%, 12/25/34(b)		8	6,490

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

		210,551	210,551
Asset-Backed Securities	Par (000)		Value
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ,
0.50%, 6/25/35(b)	USD	21	$19,410
Santander Consumer Acquired Receivables Trust(c):
Series 2011-WO, Class C, 3.19%, 10/15/15		20	19,968
Series 2011-S1A, Class B, 1.66%, 8/15/16		37	37,023
Series 2011-S1A, Class C, 2.01%, 8/15/16		35	35,042
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17(c)		34	33,894
Series 2012-1, Class B, 2.72%, 5/16/16		5	5,084
Series 2012-1, Class C, 3.78%, 11/15/17		10	10,230
Series 2010-B, Class B, 2.10%, 9/15/14(c)		20	20,103
Series 2010-B, Class C, 3.02%, 10/17/16(c)		20	19,876
Series 2010-2, Class B, 2.24%, 12/15/14		25	25,096
Series 2010-2, Class C, 3.89%, 7/17/17		30	30,488
Scholar Funding Trust, Series 2011-A, Class A,
1.45%, 10/28/43(b)(c)		95	91,623
Structured Asset Investment Loan Trust(b):
Series 2003-BC6, Class M1, 1.37%, 7/25/33		100	74,908
Series 2003-BC7, Class M1, 1.37%, 7/25/33		75	57,504
Series 2004-8, Class M4, 1.74%, 9/25/34		19	8,532
Structured Asset Securities Corp.(b):
Series 2004-23XS, Class 2A1, 0.54%, 1/25/35		21	14,845
Series 2005-GEL2, Class A, 0.52%, 4/25/35		6	5,781

Total Asset-Backed Securities – 2.5%			698,860

Corporate Bonds
Auto Components – 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		10	10,690

Capital Markets – 0.4%
Credit Suisse AG, 5.40%, 1/14/20		10	10,295
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		70	72,012
Morgan Stanley,
5.50%, 7/28/21		30	29,318

			111,625

Chemicals – 0.1%
CF Industries, Inc.,
7.13%, 5/01/20		25	29,781
The Dow Chemical Co.,
4.13%, 11/15/21		10	10,288

			40,069

Commercial Banks – 0.5%
BNP Paribas Home Loan Covered Bonds SA,
2.20%, 11/02/15(c)		90	90,557
HSBC Holdings Plc,
6.10%, 1/14/42		10	11,635
VTB Capital SA,
6.55%, 10/13/20(c)		20	19,950
Wells Fargo & Co.,
3.50%, 3/08/22		30	29,534

			151,676

Construction Materials – 0.0%
Lafarge SA,
7.13%, 7/15/36		4	3,690

Consumer Finance – 0.1%
SLM Corp.,
6.25%, 1/25/16		25	26,000

Diversified Financial Services – 0.8%
Bank of America Corp.:
3.88%, 3/22/17		20	20,110
5.70%, 1/24/22		15	15,879
Capital One Financial Corp.,
4.75%, 7/15/21		25	26,306
Citigroup, Inc.:
5.00%, 9/15/14		10	10,356
4.59%, 12/15/15		80	84,248
General Electric Capital Corp.:
2.13%, 12/21/12		25	25,342
6.15%, 8/07/37		25	28,310

			210,551

Diversified Telecommunication Services – 0.3%
Level 3 Financing, Inc.,
8.13%, 7/01/19(c)		31	32,007
Verizon Communications, Inc.:
3.50%, 11/01/21		20	20,461
6.40%, 2/15/38		27	32,706

			85,174

Electric Utilities – 0.9%
Alabama Power Co.,
3.95%, 6/01/21		15	15,987
Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		2	2,640
5.95%, 12/15/36		9	9,679
Duke Energy Carolinas LLC,
4.25%, 12/15/41		5	4,989
Florida Power & Light Co.,
5.95%, 2/01/38		25	31,426

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Georgia Power Co.,
3.00%, 4/15/16	USD	25	$26,439
Hydro-Quebec:
9.40%, 2/01/21		15	21,987
8.40%, 1/15/22		25	35,278
8.05%, 7/07/24		65	93,556
Jersey Central Power & Light Co.,
7.35%, 2/01/19		5	6,257

Southern California Edison Co.,
5.63%, 2/01/36		6	7,235
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(c)		10	10,556

			266,029

Energy Equipment & Services – 0.7%
Ensco Plc,
4.70%, 3/15/21		11	11,868
MEG Energy Corp.,
6.50%, 3/15/21(c)		30	31,425
Noble Holding International Ltd.,
5.25%, 3/15/42		25	24,835
Peabody Energy Corp.,
6.25%, 11/15/21(c)		25	24,500
Pride International, Inc.,
6.88%, 8/15/20		10	12,195
Transocean, Inc.:
5.05%, 12/15/16		30	32,128
6.38%, 12/15/21		55	61,884

			198,835

Food Products – 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		6	7,238
6.50%, 2/09/40		20	24,611

			31,849

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp.,
6.25%, 11/15/15		43	47,484

Health Care Providers & Services – 0.3%
HCA, Inc.:
6.50%, 2/15/20		25	26,250
7.25%, 9/15/20		20	21,775
Tenet Healthcare Corp.:
6.25%, 11/01/18(c)		15	15,488
8.88%, 7/01/19		20	22,400
UnitedHealth Group, Inc.,
3.38%, 11/15/21		5	5,132

			91,045

Hotels, Restaurants & Leisure – 0.2%
MGM Resorts International:
10.38%, 5/15/14		10	11,337
11.13%, 11/15/17		20	22,625
Wyndham Worldwide Corp.,
4.25%, 3/01/22		15	14,705

			48,667

Independent Power Producers & Energy Traders – 0.2%
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		40	43,600

Insurance – 1.9%
Allianz Finance II BV,
5.75%, 7/08/41(b)	EUR	100	126,181
American International Group, Inc.:
3.80%, 3/22/17	USD	21	21,264
5.45%, 5/18/17		10	10,750
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(c)		18	17,180
Hartford Financial Services Group, Inc.,
6.00%, 1/15/19		10	10,924
Hartford Life Global Funding Trusts,
0.65%, 6/16/14(b)		50	47,480
Lincoln National Corp.,
7.00%, 6/15/40		10	11,744
Manulife Financial Corp.,
3.40%, 9/17/15		20	20,588
Metropolitan Life Global Funding I(c):
2.50%, 1/11/13		185	186,927
5.13%, 6/10/14		25	27,149
Prudential Financial, Inc.:
4.75%, 9/17/15		30	32,565
4.50%, 11/15/20		30	31,828

			544,580

IT Services – 0.0%
First Data Corp.(c):
7.38%, 6/15/19		5	5,094
8.25%, 1/15/21		5	4,887

			9,981

Life Sciences Tools & Services – 0.1%
Life Technologies Corp.,
6.00%, 3/01/20		15	17,160

Media – 1.4%
CBS Corp.:
4.63%, 5/15/18		5	5,444
8.88%, 5/15/19		10	13,138
5.75%, 4/15/20		10	11,497
CCH II LLC,
13.50%, 11/30/16		40	45,600
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		7	7,639
Series B, 9.25%, 12/15/17		58	63,583
Comcast Corp.:
5.88%, 2/15/18		25	29,587
6.45%, 3/15/37		23	27,527
Cox Communications, Inc.,
8.38%, 3/01/39(c)		35	49,278
CSC Holdings LLC,
8.50%, 4/15/14		10	11,125
DIRECTV Holdings LLC:
6.38%, 3/01/41		15	16,928
5.15%, 3/15/42(c)		5	4,871

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA,
7.25%, 4/01/19	USD	12	$12,615
NBC Universal Media LLC:
5.15%, 4/30/20		37	41,877
4.38%, 4/01/21		10	10,711
Time Warner Cable, Inc.:
5.88%, 11/15/40		15	16,162
5.50%, 9/01/41		20	20,951
Time Warner, Inc.,
4.70%, 1/15/21		10	10,925

			399,458

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
2.15%, 3/01/17		5	4,953
Newcrest Finance Property Ltd.,
4.45%, 11/15/21(c)		15	15,154
Novelis, Inc.,
8.75%, 12/15/20		20	21,900

			42,007

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
1.95%, 8/15/16		20	20,275

Multiline Retail – 0.3%
Dollar General Corp.,
11.88%, 7/15/17(d)		25	27,125
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		30	34,427
7.45%, 7/15/17		11	13,354

			74,906

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		39	44,963
6.38%, 9/15/17		30	35,647
BP Capital Markets Plc,
3.13%, 10/01/15		10	10,570
Consol Energy, Inc.:
8.00%, 4/01/17		6	6,255
8.25%, 4/01/20		9	9,405
El Paso Pipeline Partners Operating Co., LLC,
6.50%, 4/01/20		15	16,763
Enterprise Products Operating LLC, Series L,
6.30%, 9/15/17		50	58,944
KeySpan Gas East Corp.,
5.82%, 4/01/41(c)		15	17,931
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		25	29,198
6.55%, 9/15/40		5	5,600
Kinder Morgan Finance Co., ULC,
5.70%, 1/05/16		15	15,825
Linn Energy LLC/Linn Energy Finance Corp,
6.25%, 11/01/19(c)		20	19,400
Marathon Petroleum Corp.,
6.50%, 3/01/41		20	21,605
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		25	29,196
Nexen, Inc.,
7.50%, 7/30/39		25	30,696
Petrobras International Finance Co.:
3.88%, 1/27/16		40	42,104
5.75%, 1/20/20		44	48,743
Plains Exploration & Production Co.,
10.00%, 3/01/16		5	5,525
Range Resources Corp.:
7.25%, 5/01/18		25	26,375
5.75%, 6/01/21		5	5,250
Rockies Express Pipeline LLC,
3.90%, 4/15/15(c)		4	3,680
Western Gas Partners LP,
5.38%, 6/01/21		25	26,800
Woodside Finance, Ltd.,
4.60%, 5/10/21(c)		5	5,200

			515,675

Paper & Forest Products – 0.1%
International Paper Co.:
4.75%, 2/15/22		10	10,538
6.00%, 11/15/41		10	10,855

			21,393

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, Series
2, 3.65%, 11/10/21		5	5,061
Teva Pharmaceutical Finance II BV,
3.00%, 6/15/15		20	21,051
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		15	15,184

			41,296

Real Estate Investment Trusts (REITs) – 0.2%
ERP Operating LP,
4.63%, 12/15/21		15	15,794
Hospitality Properties Trust,
5.63%, 3/15/17		7	7,466
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		10	10,090
Vornado Realty LP,
5.00%, 1/15/22		35	35,761

			69,111

Real Estate Management & Development – 0.1%
Realogy Corp.,
7.88%, 2/15/19(c)		25	25,000
WEA Finance LLC,
4.63%, 5/10/21(c)		10	10,116

			35,116

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		34	38,819

Software – 0.0%
Oracle Corp.,
5.38%, 7/15/40		5	5,781

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail – 0.1%
QVC, Inc.,
7.50%, 10/01/19(c)	USD	15	$16,462

Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.,
5.38%, 6/15/15		40	30,400

Wireless Telecommunication Services – 0.7%
Cricket Communications, Inc.,
7.75%, 5/15/16		14	14,770
MetroPCS Wireless, Inc.,
7.88%, 9/01/18		5	5,262
SBA Tower Trust,
5.10%, 4/15/42(c)		120	129,509
Sprint Capital Corp.,
6.88%, 11/15/28		5	3,825
Sprint Nextel Corp.,
9.00%, 11/15/18(c)		30	32,925

			186,291

Total Corporate Bonds – 12.2%			3,435,695

Foreign Agency Obligations
Italy Buoni Poliennali Del Tesoro,
5.00%, 3/01/22	EUR	50	66,045
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	20	20,236
Mexico Government International Bond:
6.38%, 1/16/13		15	15,615
5.63%, 1/15/17		15	17,348
5.13%, 1/15/20		40	45,900
Poland Government International Bond,
5.00%, 3/23/22		10	10,540
Russia Government International Bond,
7.50%, 3/31/30(e)		50	59,932

Total Foreign Agency Obligations – 0.8%			235,616

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 0.7%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46(b)		14	8,177
Series 2006-0A5, Class 3A1, 0.44%, 4/25/46(b)		28	17,844
Series 2007-J3, Class A10, 6.00%, 7/25/37		78	64,717
Credit Suisse Mortgage Capital Certificates(b)(c):
Series 2010-RR2, Class 2A, 5.79%, 9/15/39		30	33,181
Series 2011-2R, Class 2A1, 2.69%, 7/27/36		40	38,722
Series 2011-5R, Class 2A1, 2.82%, 8/27/46		34	26,908
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.54%, 8/25/35(b)		16	13,495
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4,
1.04%, 11/25/34(b)		8	7,697

			210,741

Commercial Mortgage-Backed Securities – 2.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class AM,
5.45%, 9/10/47		10	9,686
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3,
5.74%, 6/11/50		30	31,285
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM,
5.78%, 6/10/46(b)		40	41,772
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ,
4.77%, 7/15/37		20	17,574
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM,
5.81%, 6/15/38(b)		10	10,548
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB,
4.70%, 12/10/41		136	142,228
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		30	31,967
Series 2006-CB14, Class AM, 5.45%, 12/12/44(b)		15	15,446
Series 2007-CB18, Class A3, 5.45%, 6/12/47		22	23,168
Series 2008-C2, Class ASB, 6.13%, 2/12/51(b)		50	53,942
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class C,
4.93%, 12/15/39(b)		40	40,375
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4,
5.70%, 9/12/49		40	43,742
Morgan Stanley Capital I(b):
Series 1998-WF2, Class G, 6.34%, 7/15/30(c)		50	52,639
Series 2007-HQ12, Class A2FX, 5.60%, 4/12/49		18	18,879

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I (b) (concluded):
Series 2012-C4, Class XA, 2.90%, 3/15/45(c)	USD	125	$19,380
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.90%, 2/16/51(b)(c)		50	55,773
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4, 5.90%, 2/15/51(b)		30	33,239

			641,643

Total Non-Agency Mortgage-Backed Securities – 3.0%			852,384

Taxable Municipal Bonds
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43		10	11,213
5.50%, 6/15/43		15	17,029

Total Taxable Municipal Bonds – 0.1%			28,242

US Government Sponsored Agency Securities
Agency Obligations – 0.7%
Fannie Mae:
5.13%, 1/02/14		100	107,558
4.54%, 10/09/19(f)		35	27,066
Tennessee Valley Authority,
5.25%, 9/15/39		60	71,941

			206,565

Collateralized Mortgage Obligations – 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates:
Series 2012-K706, Class C, 4.02%, 11/25/44(b)(c)		10	8,971
Series K013, Class A2, 3.97%, 1/25/21(b)		30	32,673
Series K017, Class A2, 2.87%, 12/25/21		55	55,163

			96,807

Interest Only Collateralized Mortgage Obligations – 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K706, Class X1, 1.60%, 10/25/18(b)		75	6,579
Ginnie Mae Mortgage-Backed Securities(b):
Series 2010-147, Class SA, 1.00%, 5/20/40		90	15,979
Series 2010-24, Class BS, 6.19%, 12/20/38		84	12,824
Series 2010-26, Class QS, 6.01%, 2/20/40		329	64,009
Series 2010-98, Class YS, 6.36%, 12/20/39		87	15,234
Series 2011-80, Class KS, 6.43%, 6/20/41		82	14,180

			128,805

Mortgage-Backed Securities – 18.3%
Fannie Mae Mortgage-Backed Securities:
3.31%, 12/01/40(b)		21	21,761
3.50%, 11/01/26 - 4/15/42(g)		378	389,979
4.00%, 9/01/25 - 4/15/42(g)		782	825,839
4.50%, 4/15/27 - 6/01/41(g)		913	973,046
4.78%, 8/01/38(b)		40	42,711
5.00%, 7/01/34 - 4/15/42(g)		295	319,087
5.50%, 6/01/33 - 4/15/42(g)		329	360,925
6.00%, 12/01/31 - 4/15/42(g)		727	801,168
6.50%, 7/01/37 - 10/01/39		167	187,716
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/15/42(g)		100	104,344
4.50%, 4/15/42(g)		100	105,891
5.00%, 4/15/42(g)		100	107,496
5.50%, 4/15/42(g)		100	108,500
6.00%, 6/01/35		27	29,644
Ginnie Mae Mortgage-Backed Securities(g):
4.00%, 4/15/42		100	107,312
4.50%, 4/15/42		200	217,594
5.00%, 4/15/42		200	220,875
5.50%, 4/15/42		100	111,750
6.00%, 4/15/42		100	112,844

			5,148,482

Total US Government Sponsored Agency Securities – 19.9%			5,580,659

US Treasury Obligations
US Treasury Bonds:
8.13%, 5/15/21		85	128,622
3.50%, 2/15/39(h)		215	223,365
4.38%, 5/15/40		54	64,893
4.75%, 2/15/41		98	124,904
4.38%, 5/15/41		30	36,066

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

		13,448,913	13,448,913
US Treasury Obligations	Par (000)		Value
US Treasury Bonds (concluded):
3.13%, 11/15/41	USD	328	$314,144
3.13%, 2/15/42		115	110,238
US Treasury Notes:
0.63%, 1/31/13(i)		115	115,400
0.50%, 8/15/14		45	45,081
0.25%, 2/15/15(h)		70	69,497
0.38%, 3/15/15		235	234,100
2.50%, 4/30/15		35	37,067
0.88%, 2/28/17(h)		130	129,086
1.00%, 3/31/17		250	249,473
2.25%, 7/31/18		80	83,962
1.38%, 12/31/18		150	148,418
2.00%, 2/15/22(h)		513	503,141

Total US Treasury Obligations – 9.3%			2,617,457

Total Fixed Income Securities – 47.8%			13,448,913

Preferred Securities
Capital Trusts
Commercial Banks – 0.1%
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		15	14,925
JPMorgan Chase Capital XXV, Series Y,
6.80%, 10/01/37		5	5,028

			19,953

Consumer Finance – 0.1%
Capital One Capital VI,
8.88%, 5/15/40		30	30,202
Insurance – 0.1%
American International Group, Inc.,
8.18%, 5/15/68 (b)		5	5,292
Swiss Re Capital I LP,
6.85%(b)(c)(j)		15	14,160
XL Group Plc, Series E,
6.50%(b)(j)		20	16,850

			36,302

Total Capital Trusts – 0.3%			86,457

Trust Preferred	Shares
Commercial Banks – 0.1%
Citigroup Capital XIII,
7.88%, 10/30/40(b)		481	12,925

Total Trust Preferreds – 0.1%			12,925

Total Preferred Securities – 0.4%			99,382

Total Long-Term Investments (Cost – $28,774,801) – 111.1%			31,190,590

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14%(k)(l)		464,567	464,567

Total Short-Term Securities (Cost – $464,567) – 1.6%			464,567

Options Purchased	Contracts
Exchange-Traded Put Options – 0.0%
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 99.00, Expires 5/11/12		6	1,613

	Notional Amount (000)
Over-the-Counter Call Options – 0.0%
USD Call Option:
Strike Price USD 85.00, Expires 8/24/12, Broker Goldman Sachs Bank USA	USD	185	3,020
Strike Price USD 85.00, Expires 8/24/12, Broker Citibank NA		185	3,021

			6,041

Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, Expires 06/01/12, Broker Morgan Stanley Capital Services, Inc.		100	126
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA		100	136

			262

Over-the-Counter Put Options – 0.0%
AUD Put Options, Strike Price USD 1.00, Expires 6/27/12, Broker Citibank NA	AUD	260	3,919
EUR Put Options, Strike Price USD 1.30, Expires 4/12/12, Broker Citibank NA	EUR	315	295
			4,214

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 07/23/12, Broker Deutsche Bank AG	USD	100	$938
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank		100	191
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		100	4,302
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG		200	1,816

			7,247

Total Options Purchased (Cost – $25,998) – 0.1%			19,377

Total Investments Before TBA Sale Commitments and Options Written (Cost – $29,265,366*) – 112.8%			31,674,534

TBA Sale Commitments(g)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 4/15/42		100	(102,688)
4.00%, 4/15/42		610	(638,891)
4.50%, 4/15/42		700	(744,203)
5.50%, 4/15/42		200	(217,562)
6.00%, 4/15/42		200	(220,344)

Total TBA Sale Commitments (Proceeds – $1,920,676) – (6.8)%			(1,923,688)

Options Written	Notional Amount (000)
Over-the-Counter Call Options – (0.0)%
USD Call Option:
Strike Price USD 90.00, Expires 8/24/12, Broker Goldman Sachs Bank USA		185	(925)
Strike Price USD 90.00, Expires 8/24/12, Broker Citibank NA	USD	370	(1,851)

			(2,776)

Over-the-Counter Interest Rate Call Swaptions – (0.1)%
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		200	(15,604)

Over-the-Counter Put Options – (0.0)%
EUR Put Option, Strike Price USD 1.25, Expires 4/12/12, Broker Citibank NA		315	(8)

Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		200	(3,960)
Receive a fixed rate of 1.62% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of America NA		100	(347)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA		100	(458)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.		200	(468)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		600	(2,026)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		200	(1,657)

			(8,916)

Total Options Written – (0.1)%			(27,304)

Total Investments, Net of TBA Sale Commitments and Options Written – 105.8%			29,723,542
Liabilities in Excess of Other Assets – (5.8)%			(1,625,685)

Net Assets – 100.0%			$28,097,857

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,306,384

Gross unrealized appreciation	$2,926,615
Gross unrealized depreciation	(558,465)

Net unrealized appreciation	$2,368,150

(a)	Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$1,137	$(262)
Barclays Capital, Inc.	$220,344	$406
BNP Paribas	$220,875	$94
Citigroup Global Markets, Inc.	$329,344	$234
Credit Suisse Securities (USA) LLC	$5,313	$(1,304)
Deutsche Bank Securities, Inc.	$(903,039)	$(645)
Goldman Sachs & Co.	$438,188	$(94)
JP Morgan Securities, Inc.	$526,213	$1,898
RBS Greenwich Capital	$(313)	$8

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	272,440	192,127	464,567	$79

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	EUR	Euro
	LIBOR	London Interbank Offered Rate
	RB	Revenue Bonds
	TBA	To Be Announced
	USD	US Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Merrill Lynch, Pierce, Fenner & Smith	0.12%	1/25/12	Open	$201,926	$201,881
Merrill Lynch, Pierce, Fenner & Smith	0.03%	3/30/12	4/02/12	69,475	69,475
Morgan Stanley & Co., Inc.	(0.05)%	3/30/12	4/02/12	472,023	472,025
BNP Paribas Securities Corp.	(0.51)%	3/30/12	4/02/12	129,344	129,350

Total				$872,768	$872,731

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
5	2-Year US Treasury Note	Chicago Board of Trade	June 2012	$1,100,703	$(501)
7	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$857,774	2,690
3	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$413,250	(12,536)
2	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$497,650	357
1	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$248,775	(53)

Total					$(10,043)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1	Euro-Bund	Eurex	June 2012	$184,704	$12
1	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$129,484	423
4	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2012	$603,875	29,268
1	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$248,700	(340)
1	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$248,625	(353)
1	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$248,487	(340)
2	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$496,600	(343)
3	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$738,675	783
3	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$737,250	861
3	90-Day Euro-Dollar	Chicago Mercantile	September 2015	$735,863	938
3	90-Day Euro-Dollar	Chicago Mercantile	December 2015	$734,513	1,004

Total					$31,913

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,569	AUD	25,000	Citibank NA	4/10/12	$693
USD	53,106	AUD	50,000	UBS AG	4/10/12	1,355
AUD	75,000	USD	77,713	Citibank NA	4/12/12	(104)
USD	77,719	AUD	75,000	Citibank NA	4/12/12	110
USD	26,494	AUD	25,000	UBS AG	4/12/12	624
EUR	54,000	USD	71,970	Citibank NA	4/18/12	54
EUR	31,000	USD	40,840	Citibank NA	4/18/12	508
EUR	35,000	USD	46,728	Royal Bank of Scotland	4/18/12	(45)
USD	170,196	EUR	132,500	Citibank NA	4/18/12	(6,530)
USD	61,487	EUR	47,000	Citibank NA	4/18/12	(1,201)
USD	95,995	EUR	73,000	Deutche Bank AG	4/18/12	(1,371)
USD	30,000	JPY	2,474,250	Citibank NA	6/18/12	86

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,000	JPY	2,507,751	Deutche Bank AG	6/18/12	$(319)

Total						$(6,140)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	$55	$(363)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$40	9,002
Sara Lee Corp.	1.00%	JPMorgan Chase Bank NA	3/20/17	$12	(17)

Total					$8,622

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	$40	$6
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$10	422
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$10	352
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$20	674
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$10	258
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$13	308
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$15	457
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A-	$15	182
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	$10	121

Total						$2,780

[1]	Using Standard & Poor’s (S & P’s) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$20	$(125)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$13	(212)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	$1	(10)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Morgan Stanley & Co., Inc.	12/20/16	$120	(2,056)

Total					$(2,403)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	A+	$15	$711
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A-	$15	726

Total						$1,437

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.92%[3]	3-month LIBOR	Deutsche Bank AG	2/28/13	$300	$(1,137)
1.32%[3]	3-month LIBOR	Citibank NA	12/17/13	$100	(1,305)
0.60%[3]	3-month LIBOR	Deutsche Bank AG	3/15/14	$100	(35)
1.39%[3]	3-month LIBOR	Deutsche Bank AG	3/19/17	$200	(1,201)
1.39%[3]	3-month LIBOR	Deutsche Bank AG	3/19/17	$400	(2,403)
2.38%[3]	3-month LIBOR	Morgan Stanley & Co., Inc.	11/17/17	$100	(5,064)
3.27%[3]	3-month LIBOR	Deutsche Bank AG	5/16/21	$30	(2,795)
2.69%[3]	3-month LIBOR	Citibank NA	8/09/21	$100	(4,233)
2.40%[4]	3-month LIBOR	Bank of America NA	10/21/21	$100	1,480
2.10%[3]	3-month LIBOR	Morgan Stanley & Co., Inc.	1/05/22	$50	720
2.46%[3]	3-month LIBOR	Goldman Sachs & Co.	3/22/22	$100	(1,566)
2.36%[3]	3-month LIBOR	Citibank NA	3/26/22	$100	(670)

Total					$(18,209)

[3]	Pays fixed interest rate and receives floating rate.

[4]	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receives	1-month LIBOR	Goldman Sach & Co.	1/12/40	$64	$(73)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pays	1-month LIBOR	Citibank NA	1/12/41	$78	(1,740)

Total						$(1,813)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	13

Schedule of Investments (concluded)	BlackRock Balanced Capital V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$17,642,295	–	–	$17,642,295
Asset Backed Securities	–	$633,330	$65,530	698,860
Corporate Bonds	–	3,435,695	–	3,435,695
Foreign Agency Obligations.	–	235,616	–	235,616
Non-Agency Mortgage-Backed Securities	–	806,096	$46,288	852,384
Taxable Municipal Bonds	–	28,242	–	28,242

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
US Government Sponsored Agency Securities	–	$5,580,659	–	$5,580,659
US Treasury Obligations	–	2,617,457	–	2,617,457
Preferred Securities	$12,925	86,457	–	99,382
Short-Term Securities:
Money Market Funds	464,567	–	–	464,567
Liabilities:
Investments:
TBA Sale Commitments	–	(1,923,688)	–	(1,923,688)

Total	$18,119,787	$11,499,864	$111,818	$29,731,469

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$13,213	$6	$13,219
Foreign currency exchange contracts	–	13,685	–	13,685
Interest rate contracts	$37,949	9,709	–	47,658
Liabilities:
Credit contracts	–	(2,783)		(2,783)
Foreign currency exchange contracts	–	(12,354)	–	(12,354)
Interest rate contracts	(14,466)	(46,742)	–	(61,208)

Total	$23,483	$(25,272)	$6	$(1,783)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$472,560	–	–	$472,560
Foreign currency	18,939	–	–	18,939
Liabilities:
Reverse Repurchase Agreements	–	$(872,731)	–	(872,731)

Total	$491,499	$(872,731)	–	$(381,232)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	15

Schedule of Investments (concluded)	BlackRock Balanced Capital V.I. Fund

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$241,315	$38,630	$279,945
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	(173,501)	(9,212)	(182,713)
Accrued discounts/premium	–	387	387
Net realized gain (loss)	–	183	183
Net change in unrealized appreciation/depreciation[2]	835	(1,694)	(859)
Purchases	–	19,380	19,380
Sales	(3,119)	(1,386)	(4,505)

Closing Balance, as of March 31, 2012	$65,530	$46,288	$111,818

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $(859).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determine fair value:

Credit Contract
Liabilities:
Opening balance, as of December 31, 2011	$(48)
Transfers into Level 3[1]	–
Transfers out of Level 3[1]	–
Accrued discounts/premium	65
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	54
Purchases	–
Issues[4]
Sales	–
Settlements[5]	(65)

Closing balance, as of March 31, 2012	$6

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2012 was $54.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield – 44.7%
Aerospace & Defense – 1.5%
Honeywell International, Inc.	110,500	$6,746,025

Beverages – 1.1%
PepsiCo, Inc.	72,300	4,797,105

Chemicals – 1.8%
E.I. du Pont de Nemours & Co.	151,700	8,024,930

Commercial Banks – 1.5%
U.S. Bancorp	218,329	6,916,663

Containers & Packaging – 0.4%
Sealed Air Corp.	81,500	1,573,765

Diversified Financial Services – 4.0%
JPMorgan Chase & Co.	395,876	18,202,378

Diversified Telecommunication Services – 2.2%
AT&T, Inc.	152,995	4,778,034
Verizon Communications, Inc.	138,900	5,310,147

		10,088,181

Electric Utilities – 1.9%
The Southern Co.	189,400	8,509,742

Energy Equipment & Services – 0.9%
Ensco Plc – ADR	77,825	4,119,277

Food & Staples Retailing – 0.2%
Walgreen Co.	33,100	1,108,519

Food Products – 2.2%
General Mills, Inc.	41,200	1,625,340
Unilever NV – ADR	239,600	8,153,588

		9,778,928

Household Products – 1.6%
Kimberly-Clark Corp.	62,000	4,581,180
The Procter & Gamble Co.	40,400	2,715,284

		7,296,464

Industrial Conglomerates – 2.8%
General Electric Co.	626,900	12,581,883

Insurance – 2.0%
The Travelers Cos., Inc.	151,608	8,975,194

Metals & Mining – 1.1%
Nucor Corp.	117,400	5,042,330

Multi-Utilities – 1.8%
Dominion Resources, Inc.	158,400	8,111,664

Multiline Retail – 0.4%
J.C. Penney Co., Inc.	49,800	1,764,414

Oil, Gas & Consumable Fuels – 4.6%
Chevron Corp.	33,700	3,613,988
Exxon Mobil Corp.	130,600	11,326,938
Marathon Oil Corp.	180,648	5,726,542

		20,667,468

Pharmaceuticals – 10.1%
Eli Lilly & Co.	114,400	4,606,888
Johnson & Johnson	155,600	10,263,376
Merck & Co., Inc.	394,781	15,159,590
Pfizer, Inc.	685,220	15,527,085

		45,556,939

Software – 2.6%
Microsoft Corp.	364,300	11,748,675

Total Above-Average Yield		201,610,544

Below-Average Price/Earnings Ratio – 10.7%
Diversified Financial Services – 2.6%
Citigroup, Inc.	323,530	11,825,022

Energy Equipment & Services – 2.0%
Noble Corp.(a)	235,041	8,806,986

Insurance – 4.9%
ACE Ltd.	87,200	6,383,040
MetLife, Inc.	251,421	9,390,574
Prudential Financial, Inc.	98,100	6,218,559

		21,992,173

Media – 1.2%
Viacom, Inc., Class B	116,700	5,538,582

Total Below-Average Price/Earnings Ratio		48,162,763

Low Price-to-Book Value – 11.1%
Commercial Banks – 3.1%
Wells Fargo & Co.	404,400	13,806,216

Energy Equipment & Services – 2.2%
Halliburton Co.	199,200	6,611,448
Weatherford International Ltd.(a)	213,000	3,214,170

		9,825,618

Insurance – 1.3%
Hartford Financial Services Group, Inc.	280,401	5,910,853

Metals & Mining – 1.0%
Alcoa, Inc.	428,300	4,291,566

Oil, Gas & Consumable Fuels – 2.3%
Devon Energy Corp.	129,300	9,195,816
Hess Corp.	22,700	1,338,165

		10,533,981

Semiconductors & Semiconductor Equipment – 1.2%
Micron Technology, Inc.(a)(b)	681,200	5,517,720

Total Low Price-to-Book Value		49,885,954

Price-to-Cash Flow – 15.9%
Biotechnology – 1.0%
Amgen, Inc.	66,100	4,494,139

Construction & Engineering – 1.7%
Jacobs Engineering Group, Inc.(a)	169,300	7,511,841

Food & Staples Retailing – 1.6%
CVS Caremark Corp.	32,100	1,438,080
The Kroger Co.	246,100	5,963,003

		7,401,083

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price to Cash Flow (concluded)
Health Care Equipment & Supplies – 1.3%
Baxter International, Inc.	101,000	$6,037,780

Industrial Conglomerates – 2.4%
Tyco International Ltd.	193,800	10,887,684

IT Services – 1.9%
The Western Union Co.	473,400	8,331,840

Media – 3.7%
Comcast Corp., Special Class A	205,000	6,049,550
Time Warner, Inc.	178,633	6,743,396
The Walt Disney Co.	91,900	4,023,382

		16,816,328

Metals & Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	57,765	2,197,381

Oil, Gas & Consumable Fuels – 1.1%
Peabody Energy Corp.	166,750	4,829,080

Semiconductors & Semiconductor Equipment – 0.7%
Marvell Technology Group Ltd.(a)	201,740	3,173,370

Total Price-to-Cash Flow		71,680,526

Price-to-Earnings Per Share – 16.3%
Aerospace & Defense – 0.6%
Textron, Inc.	105,600	2,938,848

Airlines – 1.6%
Delta Air Lines, Inc.(a)	725,100	7,185,741

Automobiles – 0.4%
Ford Motor Co.	74,700	933,003
General Motors Co.(a)(b)	41,200	1,056,780

		1,989,783

Communications Equipment – 1.7%
Cisco Systems, Inc.	355,200	7,512,480

Electronic Equipment, Instruments & Components – 2.3%
Corning, Inc.	733,200	10,323,456

Food Products – 1.7%
Archer-Daniels-Midland Co.	238,700	7,557,242

Health Care Equipment & Supplies – 2.1%
Medtronic, Inc.	237,638	9,313,033

Health Care Providers & Services – 1.3%
Aetna, Inc.	114,400	5,738,304

Insurance – 2.3%
Aflac, Inc.	95,600	4,396,644
Lincoln National Corp.	161,257	4,250,735
PartnerRe Ltd.	27,200	1,846,608

		10,493,987

Semiconductors & Semiconductor Equipment – 2.3%
LSI Corp.(a)	1,176,700	10,213,756

Total Price-to-Earnings Per Share		73,266,630

Special Situations – 0.5%
IT Services – 0.5%
International Business Machines Corp.	11,010	2,297,236

Total Long-Term Investments (Cost – $387,062,031) – 99.2%		446,903,653

Short-Term Securities
Money Market Funds – 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)	3,236,365	3,236,365

	Beneficial Interest (000)
Liquidity Series – 0.3%
BlackRock Liquidity Series LLC, Money Market Series,
0.24%(c)(d)(e)	$1,326	1,326,410

Total Short-Term Securities (Cost – $4,562,775) – 1.0%		4,562,775

Total Investments (Cost – $391,624,806*) – 100.2%		451,466,428
Liabilities in Excess of Other Assets – (0.2)%		(965,955)

Net Assets – 100.0%		$450,500,473

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$398,789,009

Gross unrealized appreciation	$61,821,188
Gross unrealized depreciation	(9,143,769)

Net unrealized appreciation	$52,677,419

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	801,861	2,434,504	3,236,365	$2,331
BlackRock Liquidity Series LLC, Money Market Series	$4,899,086	$(3,572,676)	$1,326,410	$1,083

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$446,903,653	–	–	$446,903,653
Short-Term Securities	3,236,365	$1,326,410	–	4,562,775

Total	$384,851,584	$1,326,410	–	$451,466,428

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $1,326,410 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 6.1%
The Boeing Co.	147,000	$10,932,390
Precision Castparts Corp.	20,900	3,613,610
United Technologies Corp.	44,800	3,715,712

		18,261,712

Auto Components – 0.9%
Allison Transmission Holdings, Inc.(a)	49,100	1,172,508
BorgWarner, Inc.(a)	16,700	1,408,478

		2,580,986

Automobiles – 0.8%
Tesla Motors, Inc.(a)(b)	61,800	2,301,432

Beverages – 3.0%
The Coca-Cola Co.	104,900	7,763,649
PepsiCo, Inc.	18,000	1,194,300

		8,957,949

Biotechnology – 2.9%
Biogen Idec, Inc.(a)	33,100	4,169,607
Celgene Corp.(a)	40,200	3,116,304
Gilead Sciences, Inc.(a)	29,800	1,455,730

		8,741,641

Capital Markets – 2.1%
The Goldman Sachs Group, Inc.	29,000	3,606,730
Jefferies Group, Inc.	148,400	2,795,856

		6,402,586

Chemicals – 2.0%
Celanese Corp., Series A	72,300	3,338,814
Monsanto Co.	32,800	2,616,128

		5,954,942

Commercial Banks – 1.4%
Wells Fargo & Co.	120,700	4,120,698

Communications Equipment – 4.4%
F5 Networks, Inc.(a)	9,100	1,228,136
QUALCOMM, Inc.	172,900	11,760,658

		12,988,794

Computers & Peripherals – 11.2%
Apple, Inc.(a)	45,200	27,096,044
EMC Corp.(a)	41,535	1,241,066
Fusion-IO, Inc.(a)(b)	50,085	1,422,915
NetApp, Inc.(a)	81,200	3,635,324

		33,395,349

Diversified Telecommunication Services – 1.7%
Level 3 Communications, Inc.(a)	29,000	746,170
Verizon Communications, Inc.	116,900	4,469,087

		5,215,257

Electrical Equipment – 0.5%
Roper Industries, Inc.	15,000	1,487,400

Energy Equipment & Services – 2.9%
National Oilwell Varco, Inc.	39,800	3,162,906
Noble Corp.(a)	52,400	1,963,428
Schlumberger Ltd.	51,600	3,608,388

		8,734,722

Food & Staples Retailing – 2.5%
Costco Wholesale Corp.	49,700	4,512,760
Whole Foods Market, Inc.	36,800	3,061,760

		7,574,520

Food Products – 0.5%
Green Mountain Coffee Roasters, Inc.(a)(b)	30,300	1,419,252

Health Care Equipment & Supplies – 0.7%
Intuitive Surgical, Inc.(a)	2,776	1,503,898
Stryker Corp.	12,790	709,589

		2,213,487

Health Care Providers & Services – 3.2%
AmerisourceBergen Corp.	72,300	2,868,864
Cardinal Health, Inc.	48,900	2,108,079
Medco Health Solutions, Inc.(a)	67,200	4,724,160

		9,701,103

Health Care Technology – 1.7%
Cerner Corp.(a)(b)	67,500	5,140,800

Hotels, Restaurants & Leisure – 3.6%
Chipotle Mexican Grill, Inc.(a)	3,600	1,504,800
Las Vegas Sands Corp.	78,800	4,536,516
Starbucks Corp.	85,500	4,778,595

		10,819,911

Household Durables – 1.1%
Stanley Black & Decker, Inc.	44,000	3,386,240

Household Products – 0.6%
The Procter & Gamble Co.	24,722	1,661,566

Internet & Catalog Retail – 4.0%
Amazon.com, Inc.(a)(b)	44,000	8,910,440
Priceline.com, Inc.(a)	4,200	3,013,500

		11,923,940

Internet Software & Services – 4.8%
eBay, Inc.(a)	93,800	3,460,282
Google, Inc., Class A(a)	13,000	8,336,120
Rackspace Hosting, Inc.(a)(b)	41,400	2,392,506

		14,188,908

IT Services – 2.3%
VeriFone Systems, Inc.(a)	61,300	3,179,631
Visa, Inc., Class A	30,100	3,551,800

		6,731,431

Machinery – 5.4%
Danaher Corp.	141,800	7,940,800
Eaton Corp.	75,500	3,762,165
PACCAR, Inc.	46,500	2,177,595

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Terex Corp.(a)(b)	101,201	$2,277,022

		16,157,582

Media – 1.2%
Comcast Corp., Class A	120,900	3,628,209

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	71,400	2,716,056

Oil, Gas & Consumable Fuels – 5.5%
Alpha Natural Resources, Inc.(a)	82,275	1,251,403
Anadarko Petroleum Corp.	63,300	4,958,922
Exxon Mobil Corp.	78,200	6,782,286
Range Resources Corp.	58,100	3,377,934

		16,370,545

Personal Products – 0.5%
Herbalife Ltd.	21,200	1,458,984

Pharmaceuticals – 1.9%
Pfizer, Inc.	149,200	3,380,872
Valeant Pharmaceuticals International, Inc.(a)	44,000	2,362,360

		5,743,232

Professional Services – 0.7%
Manpower, Inc.	41,100	1,946,907

Semiconductors & Semiconductor Equipment – 4.5%
Avago Technologies Ltd.	39,800	1,551,006
Broadcom Corp., Class A(a)	80,101	3,147,969
Marvell Technology Group Ltd.(a)	226,700	3,565,991
NXP Semiconductors NV(a)	108,500	2,887,185
Xilinx, Inc.	62,200	2,265,946

		13,418,097

Software – 8.2%
Check Point Software Technologies Ltd.(a)	60,800	3,881,472
Microsoft Corp.	282,800	9,120,300
Red Hat, Inc.(a)	54,300	3,252,027
Salesforce.com, Inc.(a)	34,552	5,338,630
VMware, Inc., Class A(a)	26,500	2,977,805

		24,570,234

Specialty Retail – 1.7%
Home Depot, Inc.	102,700	5,166,837

Textiles, Apparel & Luxury Goods – 2.0%
Coach, Inc.	38,700	2,990,736
Michael Kors Holdings Ltd.(a)	41,700	1,942,803
Under Armour, Inc., Class A(a)	12,100	1,137,400

		6,070,939

Wireless Telecommunication Services – 1.0%
American Tower Corp.	45,100	2,842,202

Total Long-Term Investments (Cost – $240,424,470) – 98.4%		293,994,450

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)	3,827,778	3,827,778

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.24%(c)(d)(e)	21,972	21,971,615

Total Short-Term Securities (Cost – $25,799,393) – 8.7%		25,799,393

Total Investments (Cost–$266,223,863*) – 107.1%		319,793,843
Liabilities in Excess of Other Assets – (7.1)%		(21,108,033)

Net Assets – 100.0%		$298,685,810

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$267,108,211

Gross unrealized appreciation	$58,909,540
Gross unrealized depreciation	(6,223,908)

Net unrealized appreciation	$52,685,632

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,486,114	(2,658,336)	3,827,778	$1,538
BlackRock Liquidity Series LLC, Money Market Series	$12,350,969	$9,620,646	$21,971,615	$50,123

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$293,994,450	–	–	$293,994,450
Short-Term Investments	3,827,778	21,971,615	–	25,799,393

Total	$297,822,228	$21,971,615	–	$319,793,843

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $21,971,615 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 5.4%
General Dynamics Corp.	4,600	$337,548
Honeywell International, Inc.	5,100	311,355
Northrop Grumman Corp.	5,100	311,508
Raytheon Co.	9,200	485,576
Rockwell Collins, Inc.	1,300	74,828
United Technologies Corp.	6,900	572,286

		2,093,101

Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	3,900	314,808

Auto Components – 0.4%
Johnson Controls, Inc.	5,200	168,896

Beverages – 2.3%
The Coca-Cola Co.	6,500	481,065
Diageo Plc	16,800	404,474

		885,539

Chemicals – 3.2%
The Dow Chemical Co.	6,600	228,624
E.I. du Pont de Nemours & Co.	11,300	597,770
Olin Corp.	6,600	143,550
Praxair, Inc.	2,500	286,600

		1,256,544

Commercial Banks – 4.7%
Bank of Nova Scotia	6,900	386,558
M&T Bank Corp.	900	78,192
National Bank of Canada	5,700	453,565
The Toronto-Dominion Bank	4,300	364,969
U.S. Bancorp	17,500	554,400

		1,837,684

Consumer Finance – 1.1%
American Express Co.	7,600	439,736

Containers & Packaging – 0.2%
Packaging Corp. of America	2,900	85,811

Diversified Financial Services – 6.5%
Bank of America Corp.	23,400	223,938
JPMorgan Chase & Co.	26,200	1,204,676
Wells Fargo & Co.	32,600	1,112,964

		2,541,578

Diversified Telecommunication Services – 5.0%
AT&T, Inc.	19,747	616,699
BCE, Inc.	3,000	120,180
CenturyLink, Inc.	13,901	537,273
Verizon Communications, Inc.	15,000	573,450
Windstream Corp.	8,655	101,350

		1,948,952

Electric Utilities – 3.9%
American Electric Power Co., Inc.	4,100	158,178
Duke Energy Corp.	6,743	141,670
Edison International	3,000	127,530
FirstEnergy Corp.	2,700	123,093
ITC Holdings Corp.	1,200	92,328
NextEra Energy, Inc.	4,800	293,184
Northeast Utilities, Inc.	3,400	126,208
PPL Corp.	3,200	90,432
The Southern Co.	8,200	368,426

		1,521,049

Electrical Equipment – 0.3%
Rockwell Automation, Inc.	1,500	119,550

Energy Equipment & Services – 0.5%
Schlumberger Ltd.	2,800	195,804

Food & Staples Retailing – 0.6%
Wal-Mart Stores, Inc.	3,600	220,320

Food Products – 4.3%
General Mills, Inc.	7,600	299,820
H.J. Heinz Co.	4,100	219,555
Kraft Foods, Inc.	9,900	376,299
Mead Johnson Nutrition Co.	4,500	371,160
Unilever NV, Registered Shares	12,000	408,360

		1,675,194

Health Care Providers & Services – 0.4%
Quest Diagnostics, Inc.	2,300	140,645

Hotels, Restaurants & Leisure – 1.6%
McDonald’s Corp.	6,500	637,650

Household Products – 1.8%
Kimberly-Clark Corp.	3,700	273,393
The Procter & Gamble Co.	6,700	450,307

		723,700

Independent Power Producers & Energy Traders – 0.6%
International Power Plc	34,500	223,489

Industrial Conglomerates – 2.4%
3M Co.	3,500	312,235
General Electric Co.	31,100	624,177

		936,412

Insurance – 3.6%
ACE Ltd.	3,400	248,880
Chubb Corp.	5,600	387,016
Prudential Financial, Inc.	4,400	278,916
The Travelers Cos., Inc.	8,100	479,520

		1,394,332

IT Services – 2.3%
Automatic Data Processing, Inc.	1,700	93,823
International Business Machines Corp.	3,800	792,870

		886,693

Leisure Equipment & Products – 0.5%
Mattel, Inc.	6,100	205,326

Machinery – 3.7%
Caterpillar, Inc.	7,400	788,248
Deere & Co.	8,100	655,290

		1,443,538

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media – 2.3%
Comcast Corp., Special Class A	15,600	$460,356
The Walt Disney Co.	3,500	153,230
Time Warner Cable, Inc.	3,700	301,550

		915,136

Metals & Mining – 3.3%
Barrick Gold Corp.	3,700	160,805
BHP Billiton Ltd.	20,600	742,622
Rio Tinto Ltd.	3,600	244,207
Southern Copper Corp.	3,939	124,906

		1,272,540

Multi-Utilities – 2.4%
Consolidated Edison, Inc.	1,500	87,630
Dominion Resources, Inc.	7,100	363,591
Public Service Enterprise Group, Inc.	8,000	244,880
Sempra Energy	2,100	125,916
Wisconsin Energy Corp.	3,600	126,648

		948,665

Oil, Gas & Consumable Fuels – 12.5%
Cameco Corp.	2,800	60,101
Chevron Corp.	11,100	1,190,364
ConocoPhillips	4,500	342,045
Consol Energy, Inc.	1,300	44,330
Enbridge, Inc.	13,200	512,675
EQT Corp.	3,900	188,019
Exxon Mobil Corp.	9,800	849,954
Kinder Morgan, Inc.	2,100	81,165
Marathon Oil Corp.	7,000	221,900
Marathon Petroleum Corp.	3,700	160,432
Occidental Petroleum Corp.	3,800	361,874
Peabody Energy Corp.	1,200	34,752
Royal Dutch Shell Plc, Class A	3,200	111,924
Spectra Energy Corp.	5,721	180,498
Total SA – ADR	10,900	557,208

		4,897,241

Paper & Forest Products – 0.6%
MeadWestvaco Corp.	7,800	246,402

Pharmaceuticals – 6.4%
Abbott Laboratories	5,200	318,708
Bristol-Myers Squibb Co.	15,700	529,875
Johnson & Johnson	7,000	461,720
Merck & Co., Inc.	12,600	483,840
Pfizer, Inc.	31,400	711,524

		2,505,667

Real Estate Investment Trusts (REITs) – 0.3%
Weyerhaeuser Co.	6,300	138,096

Road & Rail – 1.7%
Canadian National Railway Company	5,100	405,093
Union Pacific Corp.	2,400	257,952

		663,045

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.	13,800	387,918

Software – 1.2%
Microsoft Corp.	14,100	454,725

Specialty Retail – 3.0%
Home Depot, Inc.	13,400	674,154
Limited Brands, Inc.	10,300	494,400

		1,168,554

Textiles, Apparel & Luxury Goods – 1.2%
VF Corp.	3,300	481,734

Tobacco – 3.4%
Altria Group, Inc.	6,600	203,742
Lorillard, Inc.	2,600	336,648
Philip Morris International, Inc.	8,800	779,768

		1,320,158

Water Utilities – 0.6%
American Water Works Co., Inc.	6,700	228,001

Wireless Telecommunication Services – 0.5%
Rogers Communications, Inc., Class B	1,400	55,582
Vodafone Group Plc – ADR	5,737	158,743

		214,325

Total Long-Term Investments (Cost – $32,106,408) – 96.5%		37,738,558

Short-Term Securities
Money Market Funds – 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(a)(b)	1,432,771	1,432,771

Total Short-Term Securities (Cost – $1,432,771) – 3.7%		1,432,771

Total Investments (Cost – $33,539,179*) – 100.2%		39,171,329
Liabilities in Excess of Other Assets – (0.2)%		(78,989)

Net Assets – 100.0%		$39,092,340

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,545,734

Gross unrealized appreciation	$6,180,879
Gross unrealized depreciation	(555,284)

Net unrealized appreciation	$5,625,595

(a)	Represents the current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Net Activity	Shares held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,333,138	(1,900,367)	1,432,771	$762
BlackRock Liquidity Series, LLC Money Market Series	–	–	–	$450

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,093,101	–	–	$2,093,101
Air Freight & Logistics	314,808	–	–	314,808
Auto Components	168,896	–	–	168,896
Beverages	481,065	$404,474	–	885,539
Chemicals	1,256,544	–	–	1,256,544
Commercial Banks	1,837,684	–	–	1,837,684
Consumer Finance	439,736	–	–	439,736
Containers & Packaging	85,811	–	–	85,811
Diversified Financial Services	2,541,578	–	–	2,541,578
Diversified Telecommunication Services	1,948,952	–	–	1,948,952
Electric Utilities	1,521,049	–	–	1,521,049
Electrical Equipment	119,550	–	–	119,550
Energy Equipment & Services	195,804	–	–	195,804
Food & Staples Retailing	220,320	–	–	220,320
Food Products	1,675,194	–	–	1,675,194
Health Care Providers & Services	140,645	–	–	140,645
Hotels, Restaurants & Leisure	637,650	–	–	637,650
Household Products	723,700	–		723,700
Independent Power Producers & Energy Traders	–	223,489	–	223,489
Industrial Conglomerates	936,412	–	–	936,412
Insurance	1,394,332	–	–	1,394,332
IT Services	886,693	–	–	886,693
Leisure Equipment & Products	205,326	–	–	205,326
Machinery	1,443,538	–	–	1,443,538
Media	915,136	–	–	915,136
Metals & Mining	285,711	986,829	–	1,272,540
Multi-Utilities	948,665	–	–	948,665
Oil, Gas & Consumable Fuels	4,785,317	111,924	–	4,897,241
Paper & Forest Products	246,402	–	–	246,402
Pharmaceuticals	2,505,667	–	–	2,505,667
Real Estate Investment Trusts (REITs)	138,096	–	–	138,096
Road & Rail	663,045	–	–	663,045
Semiconductors & Semiconductor Equipment	387,918	–	–	387,918
Software	454,725	–	–	454,725
Specialty Retail	1,168,554	–	–	1,168,554
Textiles, Apparel & Luxury Goods	481,734	–	–	481,734
Tobacco	1,320,158	–	–	1,320,158
Water Utilities	228,001	–	–	228,001
Wireless Telecommunication Services	214,325	–	–	214,325
Short-Term Securities	1,432,771	–	–	1,432,771

Total	$37,444,613	$1,726,716	–	$39,171,329

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Foreign currency in the amount of $1,618 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments	BlackRock Global Allocation V.I. Fund
March 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.1%
Cresud SA Sponsored - ADR	102,501	$1,262,812
IRSA Inversiones y Representaciones SA - ADR	119,255	1,205,668
Pampa Energia SA - ADR(a)	123,500	1,062,100
Telecom Argentina SA - ADR	38,000	673,360
Tenaris SA - ADR	156,567	5,985,557

		10,189,497

Australia – 1.0%
Asciano Ltd.	944,435	4,805,527
BHP Billiton Ltd.	575,335	20,740,609
CSL Ltd.	316,881	11,800,105
Newcrest Mining Ltd.	868,653	26,716,888
Orica Ltd.	237,560	6,907,963
Rio Tinto Ltd.	345,683	23,449,480
Telstra Corp. Ltd.	1,594,534	5,431,015

		99,851,587

Austria – 0.0%
Telekom Austria AG	176,143	2,052,014

Belgium – 0.0%
RHJ International(a)	810,400	4,787,935

Brazil – 2.2%
Banco do Brasil SA	342,935	4,871,295
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	423,483	19,923,153
Cia Energetica de Minas Gerais - ADR	508,217	12,085,400
Cosan Ltd.	1,281,813	19,034,923
Cyrela Brazil Realty SA	1,010,887	8,998,830
Hypermarcas SA	2,109,458	14,895,458
Itau Unibanco Holding SA, Preference Shares	690,434	13,200,113
MRV Engenharia e Participacoes SA	1,731,055	12,261,383
OGX Petroleo e Gas Participacoes SA(a)	494,000	4,091,747
Petroleo Brasileiro SA - ADR	2,284,293	58,386,529
Qualicorp SA(a)	785,414	6,746,442
SLC Agricola SA	814,685	8,675,930
Telefonica Brasil - ADR	1,035,091	31,704,837
Tractebel Energia SA	274,128	4,880,528
Vale SA, Preference ‘A’ Shares	411,534	9,310,775

		229,067,343

Canada – 2.4%
Agnico-Eagle Mines Ltd.	287,347	9,591,643
Alamos Gold, Inc.	551,616	10,125,910
Bank of Nova Scotia	81,615	4,572,306
Barrick Gold Corp.	614,482	26,717,677
BCE, Inc.	24,200	969,452
Brookfield Asset Management, Inc., Class A	129,131	4,076,666
Canadian Natural Resources Ltd.	379,547	12,593,369
Canadian Pacific Railway Ltd.	131,686	10,001,552
Canadian Pacific Railway Ltd.	20,502	1,556,175
Detour Gold Corp.(a)	222,502	5,547,772
Eldorado Gold Corp.	1,261,830	17,331,266
Goldcorp, Inc.	1,004,514	45,263,401
IAMGOLD Corp.	652,808	8,675,818
IAMGOLD Corp., International African Mining Gold Corp.	412,658	5,494,108
Katanga Mining Ltd.(a)	1,220,115	1,284,396
Kinross Gold Corp.	387,305	3,791,716
Kinross Gold Corp.	997,732	9,752,756
Osisko Mining Corp.(a)	518,026	6,014,077
Potash Corp. of Saskatchewan, Inc.	197,849	9,039,721
Rogers Communications, Inc., Class B	201,496	7,999,391
Rogers Communications, Inc., Class B	48,000	1,905,659
Silver Wheaton Corp.	448,152	14,878,646
Sino-Forest Corp.(a)	416,950	4
Suncor Energy, Inc.	555,213	18,140,650
Talisman Energy, Inc.	303,580	3,816,626
Teck Resources Ltd., Class B	37,672	1,343,383
TELUS Corp.	73,097	4,241,671
The Toronto-Dominion Bank	27,600	2,342,590
Valeant Pharmaceuticals International, Inc.(a)(b)	101,700	5,460,273

		252,528,674

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	5,051,428

China – 1.1%
Beijing Enterprises Holdings Ltd.	3,921,042	23,901,852
Chaoda Modern Agriculture Holdings Ltd.(a)(c)	19,748,798	2,567,342
China BlueChemical Ltd.	5,950,300	4,508,483
China Mobile Ltd.	467,700	5,150,113
China Shenhua Energy Co. Ltd., Class H	1,281,367	5,419,929
China Telecom Corp. Ltd.	6,374,900	3,517,765
China Unicom Ltd.	2,484,900	4,181,509
CSR Corp. Ltd.	1,926,500	1,315,555
Dongfang Electric Corp. Ltd.(c)	1,355,000	3,290,184
Dongfeng Motor Group Co. Ltd.	1,762,800	3,195,469
Guangshen Railway Co. Ltd.(c)	7,753,900	3,015,610
Guangzhou Automobile Group Co. Ltd.	4,206,602	4,174,167
Haitian International Holdings Ltd.	1,863,800	2,083,182
Huaneng Power International, Inc.	7,358,700	4,021,869
Jiangsu Expressway Co. Ltd.	3,372,800	3,260,143
Ping An Insurance Group Co. of China Ltd.	410,618	3,103,478

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Shanghai Electric Group Co. Ltd.(c)	9,012,200	$4,599,542
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	2,405,400	3,856,811
Sinopharm Group Co.(c)	2,878,000	8,051,440
Tianjin Development Holdings Ltd.(a)	16,739,307	7,680,039
Tianjin Port Development Holdings Ltd.	24,904,900	3,458,220
Zhongsheng Group Holdings Ltd.(c)	2,832,330	5,631,127

		109,983,829

Egypt – 0.0%
Telecom Egypt	2,250,066	5,234,011

France – 1.3%
Atos Origin SA	50,589	2,917,711
AXA SA	781,436	12,967,849
BNP Paribas SA	358,034	17,031,732
Essilor International SA	219,715	19,589,031
Eutelsat Communications SA	160,670	5,942,584
France Telecom SA	391,835	5,811,251
LVMH Moet Hennessy Louis Vuitton SA	81,967	14,105,238
Sanofi-Aventis	208,519	16,179,305
Sanofi-Aventis - ADR	28,134	1,090,192
Societe Generale SA	185,420	5,440,744
Technip SA	41,561	4,907,721
Total SA	306,366	15,649,029
Total SA - ADR	200,066	10,227,374

		131,859,761

Germany – 2.4%
Allianz AG, Registered Shares	106,832	12,750,562
BASF SE	565,498	49,446,852
Bayer AG, Registered Shares	277,217	19,496,349
Bayerische Motoren Werke AG	99,659	8,964,962
Daimler AG, Registered Shares	274,531	16,554,285
Deutsche Bank AG	48,230	2,401,372
Deutsche Bank AG, Registered Shares	132,345	6,589,337
Deutsche Telekom AG, Registered Shares	1,301,582	15,681,661
Fresenius Medical Care AG & Co.	260,287	18,425,685
Infineon Technologies AG	830,437	8,487,380
Kabel Deutschland Holding AG(a)	142,267	8,782,410
Lanxess AG	176,611	14,586,850
Muenchener Rueckversicherungs AG, Registered Shares	36,294	5,473,171
Siemens AG, Registered Shares	349,069	35,201,513
SMA Solar Technology AG(c)	28,143	1,275,685
Volkswagen AG, Preference Shares	138,392	24,338,017

		248,456,091

Hong Kong – 0.7%
AIA Group Ltd.	1,201,600	4,411,213
Cheung Kong Holdings Ltd.	499,000	6,453,073
Cheung Kong Infrastructure Holdings Ltd.	924,500	5,627,420
China Resources Gas Group Ltd.(c)	2,898,000	5,549,835
China Resources Power Holdings Co. Ltd.	3,668,000	6,795,309
Hutchison Whampoa Ltd.	881,643	8,816,419
The Link Real Estate Investment Trust	5,091,546	18,945,355
Mongolian Mining Corp.(a)	2,656,112	2,527,856
Wharf Holdings Ltd.	1,288,640	7,026,829
Yuanda China Holdings Ltd.(a)(c)	25,280,228	3,495,320

		69,648,629

India – 0.4%
Adani Enterprises Ltd.	712,931	4,274,050
Adani Power Ltd.(a)	1,220,784	1,643,698
Bharat Heavy Electricals Ltd.	1,834,211	9,266,298
Housing Development Finance Corp.	1,127,628	14,907,220
Larsen & Toubro Ltd.	140,926	3,621,426
Reliance Industries Ltd.	288,770	4,257,696

		37,970,388

Indonesia – 0.1%
Bumi Resources Tbk PT	28,208,936	7,238,065
Telekomunikasi Indonesia Tbk PT	3,168,200	2,428,712

		9,666,777

Ireland – 0.1%
Covidien Plc	144,399	7,895,737

Israel – 0.2%
Check Point Software Technologies Ltd.(a)(c)	25,845	1,649,945
Teva Pharmaceutical Industries Ltd. - ADR	503,602	22,692,306

		24,342,251

Italy – 0.5%
Eni SpA	957,029	22,428,112
Fiat Industrial SpA(a)	1,466,120	15,645,100
Intesa Sanpaolo SpA	3,526,219	6,320,373
Telecom Italia SpA	2,428,567	2,890,714
UniCredit SpA	393,660	1,971,379

		49,255,678

Japan – 6.4%
Aisin Seiki Co. Ltd.	155,639	5,535,332
Asahi Kasei Corp.	1,206,100	7,486,328
Astellas Pharma, Inc.	137,993	5,683,800
Bridgestone Corp.	550,532	13,463,580
Canon, Inc.	404,858	19,366,814
Daihatsu Motor Co. Ltd.	413,107	7,622,080
Daiwa House Industry Co. Ltd.	342,590	4,554,304
Denso Corp.	215,620	7,285,560
East Japan Railway Co.	387,951	24,490,933
Fanuc Ltd.	53,818	9,639,619
Fuji Heavy Industries Ltd.	2,265,564	18,503,149
Futaba Industrial Co. Ltd.(a)	374,421	2,130,163
Hitachi Chemical Co. Ltd.	331,500	6,015,212
Hitachi Ltd.	992,700	6,422,700
Honda Motor Co. Ltd.	527,083	20,300,173
Hoya Corp.	565,774	12,776,441

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Inpex Corp.	3,240	$22,030,419
JGC Corp.	586,302	18,297,238
JSR Corp.	226,300	4,591,685
Kao Corp.	142,300	3,752,477
KDDI Corp.	1,993	12,967,540
Kinden Corp.	272,718	2,112,172
Kirin Holdings Co. Ltd.	794,651	10,347,266
Komatsu Ltd.	270,500	7,778,082
Kubota Corp.	1,841,296	17,823,147
Kuraray Co. Ltd.	485,370	6,903,069
Kyowa Hakko Kirin Co. Ltd.	636,279	7,104,063
Marubeni Corp.	1,075,000	7,817,621
Mitsubishi Corp.	1,276,447	29,871,365
Mitsubishi Tanabe Pharma Corp.	277,870	3,912,783
Mitsubishi UFJ Financial Group, Inc.	2,089,127	10,484,004
Mitsui & Co. Ltd.	1,496,678	24,701,594
Mitsui Fudosan Co. Ltd.	241,100	4,655,862
MS&AD Insurance Group Holdings, Inc.	644,714	13,338,067
Murata Manufacturing Co. Ltd.	182,928	10,914,225
Nintendo Co. Ltd.	74,500	11,315,424
Nippon Building Fund, Inc.	234	2,227,607
Nippon Electric Glass Co.	635,701	5,594,465
Nippon Telegraph & Telephone Corp.	311,130	14,101,695
NTT DoCoMo, Inc.	18,263	30,373,185
NTT Urban Development Corp.	2,400	1,965,594
Okumura Corp.	1,356,751	5,348,166
Rinnai Corp.	92,023	6,655,500
Rohm Co. Ltd.	113,753	5,644,530
Shin-Etsu Chemical Co. Ltd.	374,934	21,817,340
Sony Financial Holdings, Inc.	263,800	4,707,245
Sumitomo Chemical Co. Ltd.	1,219,390	5,233,873
Sumitomo Electric Industries Ltd.	290,048	4,016,233
Sumitomo Mitsui Financial Group, Inc.	236,847	7,839,097
Suzuki Motor Corp.	1,139,389	27,453,565
TDK Corp.	134,633	7,715,835
Terumo Corp.	110,375	5,303,917
Toda Corp.	1,302,896	4,377,509
Toho Co. Ltd.	222,962	4,104,587
Tokio Marine Holdings, Inc.	1,046,223	28,960,655
Tokyo Gas Co. Ltd.	3,638,070	17,168,601
Toyota Industries Corp.	583,477	17,773,856
Toyota Motor Corp.	283,953	12,355,385
Ube Industries Ltd.	3,251,346	8,888,584
West Japan Railway Co.	169,500	6,821,663
Yahoo! Japan Corp.	16,452	5,343,039
Yamada Denki Co. Ltd.	129,270	8,118,872

		671,904,889

Kazakhstan – 0.1%
KazMunaiGas Exploration Production - GDR	23,420	474,474
KazMunaiGas Exploration Production - GDR	687,400	13,940,472

		14,414,946

Luxembourg – 0.0%
Millicom International Cellular SA	13,717	1,555,483

Malaysia – 0.4%
Axiata Group Bhd	11,851,286	20,136,989
British American Tobacco Malaysia Bhd	233,600	4,320,974
IOI Corp. Bhd	859,305	1,499,191
Telekom Malaysia Bhd	9,022,046	15,703,361

		41,660,515

Mexico – 0.3%
America Movil SA de CV - ADR	874,607	21,716,492
Fomento Economico Mexicano SAB de CV - ADR	56,459	4,644,882

		26,361,374

Netherlands – 0.4%
ASML Holding NV	35,200	1,764,928
CNH Global NV(a)	39,071	1,551,119
ING Groep NV CVA(a)	1,396,219	11,627,789
Koninklijke Philips Electronics NV	616,264	12,507,665
Unilever NV CVA(b)	190,260	6,473,478
Unilever NV, Registered Shares	76,815	2,614,015
Ziggo NV	78,900	2,461,304

		39,000,298

Norway – 0.2%
DnB NOR ASA	859,032	11,052,539
Statoil ASA	460,217	12,491,260

		23,543,799

Philippines – 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	4,484,832

Portugal – 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	3,181,060

Russia – 0.9%
Federal Hydrogenerating Co. - ADR	3,768,474	13,814,974
Kuzbassrazrezugol(a)	9,598,589	3,023,556
LSR Group - GDR(d)	1,026,600	4,964,022
LSR Group OJSC - GDR	364,757	2,152,066
Magnitogorsk Iron & Steel Works(a)	59,743	353,692
Magnitogorsk Iron & Steel Works GDR(a)	657,534	3,882,738
Novorossiysk Commercial Sea Port - GDR	705,356	5,332,491
Polyus Gold International Ltd. - GDR(a)	4,405,750	13,437,537
Rosneft Oil Co. - GDR	1,364,764	9,662,529
RushHydro JSC	36,030,698	1,261,075
Sberbank	8,001,430	26,035,765

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
VimpelCom Ltd. - ADR	563,500	$6,288,660

		90,209,105

Singapore – 0.8%
CapitaLand Ltd.	3,825,350	9,503,979
DBS Group Holdings Ltd.	412,170	4,657,296
Fraser and Neave Ltd.	1,941,400	10,355,925
Global Logistic Properties Ltd.(a)	2,026,300	3,551,527
Keppel Corp. Ltd.	1,656,860	14,480,591
M1 Ltd.	2,173,130	4,396,242
Noble Group Ltd.	1,590,071	1,746,970
Oversea-Chinese Banking Corp.	1,770,800	12,569,856
Raffles Medical Group Ltd.	1,676,800	3,095,531
Sembcorp Marine Ltd.	986,000	4,131,073
Singapore Press Holdings Ltd.	762,240	2,375,985
Singapore Telecommunications Ltd.	5,137,630	12,897,763
United Overseas Bank Ltd.	229,500	3,351,612

		87,114,350

South Africa – 0.2%
AngloGold Ashanti Ltd. - ADR	45,276	1,671,590
Harmony Gold Mining Co. Ltd. - ADR(c)	226,065	2,470,890
Life Healthcare Group Holdings Ltd.	1,732,096	5,651,169
Randgold Resources Ltd. - ADR	164,625	14,483,708

		24,277,357

South Korea – 0.8%
Cheil Industries, Inc.	51,853	4,395,546
Hyundai Motor Co.	52,232	10,785,813
KT Corp.	33,100	918,478
KT Corp. - ADR	433,033	5,928,222
KT&G Corp.	127,741	9,064,363
LG Corp.	83,105	4,777,143
Mando Corp.	10,558	1,555,799
POSCO	13,869	4,650,808
POSCO - ADR	62,538	5,234,431
Samsung Electronics Co. Ltd.	31,352	35,366,749
Samsung Fine Chemicals Co. Ltd.	72,160	3,477,909

		86,155,261

Spain – 0.1%
Telefonica SA	715,938	11,746,028
Telefonica SA - ADR	132,706	2,177,705

		13,923,733

Sweden – 0.1%
Nordea Bank AB	363,569	3,306,147
SKF AB, Class B	137,640	3,359,495
Swedbank AB, Class A	169,081	2,628,463

		9,294,105

Switzerland – 1.0%
Cie Financiere Richemont SA	91,640	5,744,027
Garmin Ltd.	36,927	1,733,723
Nestle SA, Registered Shares	511,786	32,199,812
Novartis AG, Registered Shares	328,972	18,211,113
Roche Holding AG	73,465	12,785,138
Swisscom AG, Registered Shares	22,436	9,073,053
TE Connectivity Ltd.	45,178	1,660,291
Transocean Ltd.	62,460	3,416,562
UBS AG, Registered Shares(a)	793,185	11,116,298
Zurich Financial Services AG(a)	30,023	8,069,483

		104,009,500

Taiwan – 0.6%
Cheng Shin Rubber Industry Co. Ltd.	1,767,600	4,256,161
Chunghwa Telecom Co. Ltd.	2,028,311	6,254,805
Chunghwa Telecom Co. Ltd. - ADR	397,227	12,218,703
Far EasTone Telecommunications Co. Ltd.	3,342,000	6,868,993
HON HAI Precision Industry Co. Ltd.	1,348,464	5,249,790
HTC Corp.	572,475	11,689,749
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	9,855,748
Yulon Motor Co. Ltd.	2,779,000	5,319,632

		61,713,581

Thailand – 0.3%
PTT Global Chemical PCL	5,254,158	12,092,227
PTT Global Chemical PCL	6,732	15,484
PTT Public Co. THB10	680,092	7,803,973
Siam Commercial Bank PCL	1,940,468	9,026,164

		28,937,848

Turkey – 0.3%
BIM Birlesik Magazalar AS	184,097	6,986,692
Tupras Turkiye Petrol Rafinerileri AS	227,441	5,815,292
Turk Telekomunikasyon AS	1,204,110	5,245,130
Turkcell Iletisim Hizmet AS	544,870	2,778,734
Turkiye Garanti Bankasi AS	1,652,886	6,551,775

		27,377,623

United Kingdom – 2.8%
Amlin Plc	305,987	1,614,712
Anglo American Plc	282,326	10,582,558
Antofagasta Plc(b)	698,357	12,905,445
AstraZeneca Plc - ADR	30,448	1,354,631
BG Group Plc	1,294,590	30,017,227
BHP Billiton Plc	307,409	9,421,215
BP Plc	1,825,506	13,595,062
BP Plc - ADR	409,261	18,416,745
British American Tobacco Plc	143,612	7,234,395
BT Group Plc	4,434,675	16,064,278
Diageo Plc - ADR	289,266	27,914,169
Genel Energy Plc(a)	624,035	7,406,233
GlaxoSmithKline Plc - ADR	31,991	1,436,716
Glencore International Plc	694,779	4,336,730
Guinness Peat Group Plc	6,479,903	2,707,735
HSBC Holdings Plc	1,525,924	13,553,582
International Power Plc	3,587,857	23,241,964
Lloyds Banking Group Plc(a)	5,890,141	3,169,669
National Grid Plc	2,006,080	20,219,003
Petropavlovsk Plc	113,770	1,015,534
Rio Tinto Plc(b)	248,775	13,788,900
Royal Dutch Shell Plc - ADR	246,030	17,254,084
Scottish & Southern Energy Plc	840,090	17,864,709
Unilever Plc	135,991	4,486,675

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Unilever Plc - ADR	84,910	$2,806,275
Vodafone Group Plc	2,525,655	6,966,626
Vodafone Group Plc - ADR	137,790	3,812,649

		293,187,521

United States – 33.5%
3M Co.	158,914	14,176,718
Abbott Laboratories	341,096	20,905,774
Accenture Plc, Class A	24,291	1,566,770
ACE Ltd.	368,772	26,994,110
Activision Blizzard, Inc.(b)	1,722,436	22,081,630
Adobe Systems, Inc.(a)	55,928	1,918,890
The AES Corp.(a)	870,470	11,377,043
Aetna, Inc.	556,722	27,925,176
Agilent Technologies, Inc.	314,882	14,015,398
Alcoa, Inc.	1,027,142	10,291,963
Alliance Data Systems Corp.(a)	14,545	1,832,088
Alliance Resource Partners LP	22,262	1,337,946
The Allstate Corp.	100,802	3,318,402
Altera Corp.	32,494	1,293,911
Altria Group, Inc.	391,984	12,100,546
Amdocs Ltd.(a)	50,673	1,600,253
Ameren Corp.	44,355	1,445,086
American Electric Power Co., Inc.	181,462	7,000,804
American Express Co.	100,956	5,841,314
American Tower Corp.	232,345	14,642,382
American Water Works Co., Inc.	196,761	6,695,777
Ameriprise Financial, Inc.	20,573	1,175,336
AmerisourceBergen Corp.	231,019	9,166,834
Amgen, Inc.	22,877	1,555,407
Anadarko Petroleum Corp.	280,522	21,976,093
Analog Devices, Inc.	30,809	1,244,684
Apache Corp.	159,533	16,023,495
Apple, Inc.(a)(b)	266,801	159,939,195
Applied Materials, Inc.(b)	871,900	10,846,436
Arch Capital Group Ltd.(a)	141,951	5,286,255
AT&T, Inc.	1,916,573	59,854,575
Autoliv, Inc.	14,300	958,815
Axis Capital Holdings Ltd.	32,621	1,082,039
Baker Hughes, Inc.	96,053	4,028,463
Bank of America Corp.	3,202,517	30,648,088
The Bank of New York Mellon Corp.	1,065,997	25,722,508
Biogen Idec, Inc.(a)	13,097	1,649,829
BMC Software, Inc.(a)	28,309	1,136,889
The Boeing Co.	315,011	23,427,368
BorgWarner, Inc.(a)	77,824	6,563,676
Bristol-Myers Squibb Co.	1,152,445	38,895,019
Bunge Ltd.(c)	23,258	1,591,778
CA, Inc.	831,981	22,929,396
Calpine Corp.(a)	778,527	13,398,450
Capital One Financial Corp.	123,627	6,890,969
Cardinal Health, Inc.	28,983	1,249,457
Celgene Corp.(a)	91,115	7,063,235
CenturyLink, Inc.	108,101	4,178,104
Chevron Corp.	501,532	53,784,292
Chubb Corp.	167,939	11,606,264
Cigna Corp.	175,597	8,648,152
Cisco Systems, Inc.(b)	2,332,859	49,339,968
Citigroup, Inc.	1,291,673	47,210,648
CMS Energy Corp.	308,728	6,792,016
CNA Financial Corp.	53,918	1,581,415
Coach, Inc.	21,580	1,667,702
The Coca-Cola Co.	118,114	8,741,617
Coca-Cola Enterprises, Inc.	43,913	1,255,912
Cognizant Technology Solutions Corp.(a)	45,057	3,467,136
Colgate-Palmolive Co.	212,610	20,789,006
Comcast Corp., Class A	1,283,223	38,509,522
ConAgra Foods, Inc.	169,958	4,463,097
ConocoPhillips(b)	21,446	1,630,110
Consol Energy, Inc.	1,120,123	38,196,194
Constellation Brands, Inc., Class A(a)	137,783	3,250,301
Corning, Inc.(b)(e)	2,503,653	35,251,434
Coventry Health Care, Inc.	33,945	1,207,424
Crown Castle International Corp.(a)	109,139	5,821,474
Crown Holdings, Inc.(a)	127,552	4,697,740
CVS Caremark Corp.	379,255	16,990,624
DaVita, Inc.(a)	119,889	10,810,391
Dell, Inc.(a)(b)	860,112	14,277,859
Devon Energy Corp.	260,183	18,504,215
Diamond Offshore Drilling, Inc.	22,859	1,525,838
Discover Financial Services, Inc.	349,807	11,662,565
DISH Network Corp., Class A	155,463	5,119,397
Dominion Resources, Inc.	130,392	6,677,374
The Dow Chemical Co.	450,981	15,621,982
Dr. Pepper Snapple Group, Inc.	118,710	4,773,329
E.I. du Pont de Nemours & Co.	311,101	16,457,243
Eastman Chemical Co.	28,485	1,472,390
eBay, Inc.(a)	228,470	8,428,258
Electronic Arts, Inc.(a)(b)	1,028,849	16,955,432
Eli Lilly & Co.	153,080	6,164,532
EMC Corp.(a)(b)	785,993	23,485,471
Endurance Specialty Holdings Ltd.	160,864	6,540,730
Entergy Corp.	60,283	4,051,018
EQT Corp.	206,810	9,970,310
Exelon Corp.	227,791	8,931,685
Expedia, Inc.	32,241	1,078,139
Exxon Mobil Corp.	1,445,898	125,402,734
Fidelity National Financial, Inc., Class A	409,048	7,375,135
Fidelity National Information Services, Inc.	73,252	2,426,106
FMC Corp.	328,349	34,759,025
Ford Motor Co.	1,190,195	14,865,536
Freeport-McMoRan Copper & Gold, Inc., Class B(b)	244,317	9,293,819
Freescale Semiconductor Holdings I Ltd.(a)(c)	809,319	12,455,419
General Dynamics Corp.	176,461	12,948,708
General Electric Co.	3,306,435	66,360,150
General Mills, Inc.	367,496	14,497,717
General Motors Co.(a)(c)	556,126	14,264,632
Gilead Sciences, Inc.(a)	387,681	18,938,217
The Goldman Sachs Group, Inc.	175,880	21,874,196
Google, Inc., Class A(a)	86,492	55,462,130
H.J. Heinz Co.	82,476	4,416,590

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Halliburton Co.	371,290	$12,323,115
Harris Corp.	19,948	899,256
HCA Holdings, Inc.	422,677	10,457,029
HealthSouth Corp.(a)	306,701	6,281,236
Helmerich & Payne, Inc.	27,939	1,507,309
Herbalife Ltd.	26,667	1,835,223
Hewlett-Packard Co.	612,043	14,584,985
Hologic, Inc.(a)	580,378	12,507,146
Humana, Inc.	161,935	14,975,749
Intel Corp.(b)	1,162,422	32,675,682
International Business Machines Corp.(b)	322,222	67,231,620
International Game Technology	369,783	6,208,657
International Paper Co.	162,361	5,698,871
Intuit, Inc.	25,003	1,503,430
ITC Holdings Corp.	33,975	2,614,037
Johnson & Johnson	934,468	61,637,509
Johnson Controls, Inc.	196,402	6,379,137
JPMorgan Chase & Co.	1,285,164	59,091,841
Juniper Networks, Inc.(a)(b)	751,601	17,196,631
KBR, Inc.	278,411	9,897,511
KLA-Tencor Corp.	26,029	1,416,498
The Kroger Co.	53,075	1,286,007
L-3 Communications Holdings, Inc.	21,826	1,544,626
Lear Corp.	33,900	1,576,011
Life Technologies Corp.(a)	216,354	10,562,402
Limited Brands, Inc.	33,565	1,611,120
Lincoln National Corp.	68,755	1,812,382
Lorillard, Inc.	58,330	7,552,568
Macy’s, Inc.	34,126	1,355,826
Marathon Oil Corp.	468,199	14,841,908
Marathon Petroleum Corp.	626,659	27,171,934
Marvell Technology Group Ltd.(a)	317,395	4,992,623
MasterCard, Inc., Class A	43,794	18,417,129
Mattel, Inc.(b)	470,719	15,844,402
McDermott International, Inc.(a)	521,158	6,676,034
McDonald’s Corp. (b)	145,118	14,236,076
The McGraw-Hill Cos., Inc.	26,871	1,302,437
McKesson Corp.	170,033	14,923,796
Mead Johnson Nutrition Co.	282,048	23,263,319
Medco Health Solutions, Inc.(a)	213,813	15,031,054
Medtronic, Inc.	507,429	19,886,143
Merck & Co., Inc.	1,053,999	40,473,562
MetLife, Inc.	237,596	8,874,211
MetroPCS Communications, Inc.(a)	412,006	3,716,294
Mettler-Toledo International, Inc.(a)(c)	35,262	6,514,655
Microsoft Corp.	2,925,177	94,336,958
Motorola Solutions, Inc.	166,116	8,443,676
Murphy Oil Corp.	26,461	1,488,960
Mylan, Inc.(a)	517,091	12,125,784
National Oilwell Varco, Inc.	416,790	33,122,301
NetApp, Inc.(a)(b)	261,600	11,711,832
Newmont Mining Corp.	682,217	34,977,266
NextEra Energy, Inc.	365,843	22,345,690
Northern Trust Corp.	136,755	6,489,025
NRG Energy, Inc.(a)	247,239	3,874,235
Occidental Petroleum Corp.	477,059	45,430,329
Oracle Corp.(b)	2,434,814	70,999,176
PACCAR, Inc.	117,393	5,497,514
Pall Corp.	42,078	2,509,111
Parker Hannifin Corp.	17,853	1,509,471
PerkinElmer, Inc.	232,734	6,437,422
Perrigo Co.	92,839	9,591,197
Pfizer, Inc.	2,482,535	56,254,243
Philip Morris International, Inc.	269,915	23,917,168
Platinum Underwriters Holdings Ltd.	76,856	2,805,244
Polycom, Inc.(a)(b)	431,082	8,220,734
PPG Industries, Inc.	17,065	1,634,827
PPL Corp.	395,163	11,167,306
Praxair, Inc.	55,470	6,359,081
Precision Castparts Corp.	77,347	13,373,296
The Procter & Gamble Co.	378,003	25,405,582
The Progressive Corp.	216,096	5,009,105
Prudential Financial, Inc.	104,748	6,639,976
PulteGroup, Inc.(a)	1,034,223	9,152,874
QEP Resources, Inc.	509,191	15,530,326
QUALCOMM, Inc.(b)	682,794	46,443,648
Quicksilver Resources, Inc.(a)(b)(c)	1,832,062	9,233,592
Ralph Lauren Corp.(b)	6,355	1,107,867
Reinsurance Group of America, Inc.	19,740	1,173,938
RenaissanceRe Holdings Ltd.	78,617	5,953,665
Ross Stores, Inc.	20,835	1,210,514
SanDisk Corp.(a)(b)	451,258	22,377,884
Sara Lee Corp.(b)	924,400	19,902,332
Schlumberger Ltd.	537,381	37,579,053
Simon Property Group, Inc.	55,732	8,119,038
SM Energy Co.(b)	178,868	12,658,488
The Southern Co.	342,165	15,373,473
Spirit AeroSystems Holdings, Inc., Class A(a)	480,825	11,760,980
The St. Joe Co.(a)	1,741,062	33,097,589
State Street Corp.	439,759	20,009,035
Symantec Corp.(a)	608,619	11,381,175
Texas Instruments, Inc.	311,844	10,481,077
Thermo Fisher Scientific, Inc.	197,152	11,115,430
Time Warner Cable, Inc.	97,234	7,924,571
Torchmark Corp.	27,691	1,380,396
The Travelers Cos., Inc.	280,665	16,615,368
U.S. Bancorp(b)	790,810	25,052,861
Union Pacific Corp.	292,084	31,393,188
United Technologies Corp.	341,266	28,304,602
UnitedHealth Group, Inc.	278,769	16,430,645
Universal Health Services, Inc., Class B(b)	131,600	5,515,356
Unum Group	53,997	1,321,847
Urban Outfitters, Inc.(a)	31,500	916,965
Valero Energy Corp.	58,472	1,506,823
Validus Holdings Ltd.	115,801	3,584,041
Vanguard Health Systems, Inc.(a)	248,327	2,448,504
Verizon Communications, Inc.	754,389	28,840,291
Vertex Pharmaceuticals, Inc.(a)(b)	302,626	12,410,692
Viacom, Inc., Class B	168,192	7,982,392
Visa, Inc., Class A	195,114	23,023,452
Wal-Mart Stores, Inc.	580,371	35,518,705
The Walt Disney Co.	303,675	13,294,892
Waters Corp.(a)	127,353	11,800,529

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (concluded)
Weatherford International Ltd.(a)		434,470	$6,556,152
WellPoint, Inc.		320,147	23,626,849
Wells Fargo & Co.		1,189,836	40,621,001
Western Digital Corp.(a)		40,009	1,655,973
The Western Union Co.		55,121	970,130
Whiting Petroleum Corp.(a)(b)		432,820	23,502,126
Wyndham Worldwide Corp.		26,437	1,229,585
Xerox Corp.		1,096,318	8,858,249
XL Group Plc		931,338	20,200,721

			3,507,809,078

Total Common Stocks – 61.7%			6,457,957,888

Fixed Income Securities	Par (000)
Asset-Backed Securities
United States – 0.1%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2,
5.22%, 1/25/42(d)	USD	5,644	5,780,319

Total Asset-Backed Securities – 0.1%			5,780,319

Corporate Bonds
Argentina – 0.0%
Empresa Distribuidora Y Comercializadora Norte,
9.75%, 10/25/22(d)		1,027	616,200

Australia – 0.2%
FMG Resources August 2006 Ltd.,
6.00%, 4/01/17(d)		2,512	2,486,880
Rio Tinto Finance USA Plc,
2.00%, 3/22/17		4,425	4,434,996
TFS Corp. Ltd.,
11.00%, 7/15/18(d)		9,765	9,767,994

			16,689,870

Brazil – 0.4%
Banco Bradesco SA,
4.50%, 1/12/17(d)		7,440	7,826,880
Banco Santander Brasil SA,
4.63%, 2/13/17(d)		9,400	9,423,500
Hypermarcas SA,
6.50%, 4/20/21(d)		3,840	3,724,800
Odebrecht Drilling Norbe VIII/IX Ltd.,
6.35%, 6/30/21(d)		5,642	6,008,581
OGX Petroleo e Gas Participacoes SA,
8.50%, 6/01/18(d)		8,699	9,038,261
Petrobras International Finance Co.,
3.50%, 2/06/17		9,409	9,643,933

			45,665,955

Canada – 0.2%
Bank of Nova Scotia,
2.55%, 1/12/17		8,124	8,329,269
The Toronto-Dominion Bank,
2.38%, 10/19/16		6,970	7,149,526
Viterra, Inc.,
5.95%, 8/01/20(d)		2,866	3,127,162

			18,605,957

Chile – 0.1%
Banco Santander Chile,
2.51%, 2/14/14(d)(g)		6,280	6,248,343
Inversiones Alsacia SA,
8.00%, 8/18/18(d)		7,611	7,349,480

			13,597,823

China – 0.1%
Celestial Nutrifoods Ltd.,
0.00%, 6/12/49(a)(h)(i)	SGD	11,400	272,066
China Milk Products Group Ltd.,
0.00%, 1/15/49(a)(h)	USD	4,800	960,000
China Petroleum & Chemical Corp., Series SINO,
0.00%, 4/24/14(f)(i)	HKD	30,530	4,589,987

			5,822,053

France – 0.0%
Numericable Finance & Co.,
12.38%, 2/15/19(d)	EUR	1,035	1,366,575

Hong Kong – 0.1%
FU JI Food and Catering Services Holdings Ltd.,
0.00%, 10/18/10(a)(h)(i)	CNY	13,100	124,801
Hutchinson Whampoa International Ltd.,
3.50%, 1/13/17(d)	USD	6,239	6,314,979
Wharf Finance 2014 Ltd.,
2.30%, 6/07/14(f)	HKD	46,000	5,760,700

			12,200,480

India – 0.3%
REI Agro Ltd.(f):
5.50%, 11/13/14	USD	2,550	1,861,500
5.50%, 11/13/14(d)		6,845	4,996,850
Suzlon Energy Ltd.(f)(i):
0.00%, 6/12/12		3,700	4,551,000
80.21%, 10/11/12		7,525	7,788,375
13.48%, 7/25/14		7,384	6,276,400
Tata Steel Ltd.,
63.54%, 9/05/12(f)(i)		5,000	6,100,000

			31,574,125

Indonesia – 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	595,375
10.75%, 10/06/17(d)		3,406	3,686,995

			4,282,370

Ireland – 0.0%
Ono Finance II Plc,
10.88%, 7/15/19(d)		1,039	945,490

Luxembourg – 0.3%
Evraz Group SA,
9.50%, 4/24/18(d)		4,344	4,782,657
Gaz Capital SA,
2.89%, 11/15/12	JPY	300,000	3,614,088

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
Intelsat Jackson Holdings SA,
7.50%, 4/01/21	USD	7,748	$8,145,085
Matterhorn Mobile SA,
6.75%, 5/15/19(d)	CHF	1,000	1,141,021
Subsea 7 SA, Series ACY,
2.25%, 10/11/13(f)	USD	2,300	2,850,850
TNK-BP Finance SA:
7.50%, 7/18/16(d)		2,386	2,690,215
6.63%, 3/20/17(d)		6,338	6,987,645
Series 2, 7.50%, 7/18/16		1,015	1,144,413

			31,355,974

Malaysia – 0.0%
Paka Capital Ltd.,
6.24%, 3/12/13(f)(i)		3,600	3,646,620

Mexico – 0.1%
BBVA Bancomer SA,
6.50%, 3/10/21(d)		4,903	5,111,377
Petroleos Mexicanos,
6.00%, 3/05/20		5,764	6,562,314

			11,673,691

Netherlands – 0.3%
Bio City Development Co. BV,
8.00%, 7/06/18(d)(f)		23,800	23,740,500
New World Resources NV,
7.88%, 5/01/18	EUR	857	1,160,125
Portugal Telecom International Finance BV, Series PTC,
4.13%, 8/28/14(f)		2,550	3,111,855
Rabobank Nederland Utrecht,
3.38%, 1/19/17	USD	9,330	9,538,423

			37,550,903

Singapore – 0.9%
CapitaLand Ltd.(f):
2.10%, 11/15/16	SGD	12,750	9,919,653
3.13%, 3/05/18		13,000	10,762,238
2.95%, 6/20/22		31,250	23,370,267
Keppel Land Ltd.,
2.50%, 6/23/13(f)		5,600	4,460,443
Olam International Ltd.,
6.00%, 10/15/16(f)	USD	13,600	15,871,200
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(d)		6,296	6,313,484
Wilmar International Ltd.,
22.44%, 12/18/12(f)(i)		7,400	8,824,500
Yanlord Land Group Ltd.,
9.50%, 5/04/17(d)		2,793	2,485,770
Ying Li International Real Estate Ltd.,
4.00%, 3/03/15(f)	SGD	12,500	8,750,646

			90,758,201

South Korea – 0.4%
Export-Import Bank of Korea,
4.00%, 1/11/17	USD	1,256	1,307,298
Hyundai Capital Services, Inc.,
4.38%, 7/27/16(d)		1,783	1,865,109
Hyundai Motor Manufacturing Czech sro,
4.50%, 4/15/15(d)		3,276	3,452,678
Korea Development Bank:
3.88%, 5/04/17		2,446	2,531,906
3.50%, 8/22/17		5,060	5,141,420
Zeus Cayman,
0.00%, 8/19/13(f)(i)	JPY	1,588,000	18,993,838
Zeus Cayman II,
0.00%, 8/18/16(f)(i)	USD	672,000	8,068,141

			41,360,390

Spain – 0.0%
Nara Cable Funding, Ltd.,
8.88%, 12/01/18(d)	EUR	3,506	4,325,255

Sweden – 0.1%
Nordea Bank AB,
3.13%, 3/20/17(d)	USD	6,312	6,318,571

Switzerland – 0.1%
UBS AG, Series BKNT,
5.88%, 12/20/17		4,997	5,540,199
UBS AG London,
1.88%, 1/23/15(d)		6,271	6,316,483

			11,856,682

United Arab Emirates – 0.4%
Dana Gas Sukuk Ltd.,
7.50%, 10/31/12(f)		44,180	34,902,200
Pyrus Ltd.(f):
7.50%, 12/20/15		2,300	2,372,450
7.50%, 12/20/15(d)		7,200	7,426,800

			44,701,450

United Kingdom – 0.4%
Anglo American Plc, Series AAL,
4.00%, 5/07/14(f)		2,500	3,473,750
Essar Energy Invest Ltd.,
4.25%, 2/01/16(f)		1,800	1,188,900
Essar Energy Plc,
4.25%, 2/01/16		8,100	5,467,500
Lloyds TSB Bank Plc,
13.00%(j)	GBP	10,148	20,686,681
OTE Plc,
7.25%, 4/08/14	EUR	1,441	1,581,692
Petropavlovsk 2010 Ltd.,
4.00%, 2/18/15(f)	USD	3,300	3,014,550
Vodafone Group PLC,
1.63%, 3/20/17		6,280	6,192,124

			41,605,197

United States – 2.0%
3D Systems Corp.,
5.50%, 12/15/16(d)(f)		1,783	2,379,342
Ally Financial, Inc.,
4.50%, 2/11/14		4,260	4,265,325
American Express Credit Corp.,
2.38%, 3/24/17		6,280	6,289,659
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14(f)		7,139	7,076,534
Building Materials Corp. of America,
6.88%, 8/15/18(d)		2,035	2,139,294
Calpine Corp.,
7.88%, 7/31/20(d)		2,034	2,211,975
Capsugel Finance Co. SCA,
9.88%, 8/01/19(d)	EUR	1,678	2,422,579

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
Citigroup Funding, Inc.,
2.68%, 11/27/12(i)	USD	12,500	$12,283,058
Consol Energy, Inc.,
8.00%, 4/01/17		9,814	10,231,095
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		375	316,875
DaVita, Inc.:
6.38%, 11/01/18		2,988	3,129,930
6.63%, 11/01/20		3,163	3,305,335
DJO Finance LLC,
9.75%, 10/15/17		835	622,075
Electronic Arts, Inc.,
0.75%, 7/15/16(d)(f)		5,867	5,397,640
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,123	2,319,078
8.00%, 12/15/16		1,406	1,630,122
6.63%, 8/15/17		2,019	2,237,321
General Electric Capital Corp.,
5.63%, 5/01/18		6,277	7,275,589
Gilead Sciences, Inc.(f):
1.63%, 5/01/16		9,428	12,044,270
Series B, 0.63%, 5/01/13		1,478	1,954,655
The Hertz Corp.,
7.50%, 10/15/18		669	709,976
Hewlett-Packard Co.,
2.60%, 9/15/17		9,415	9,409,200
Hologic, Inc.,
2.00%, 12/15/37(f)(k)		16,260	19,186,800
HSBC Finance Corp.,
6.68%, 1/15/21		1,895	2,022,787
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		5,487	5,733,915
7.63%, 6/15/21		1,792	1,921,920
JPMorgan Chase Bank NA,
0.80%, 6/13/16(g)		8,346	7,754,461
Linn Energy LLC,
7.75%, 2/01/21		4,040	4,191,500
Mylan, Inc.,
3.75%, 9/15/15(f)		9,033	16,914,292
NB Capital Trust II,
7.83%, 12/15/26		698	698,000
Phibro Animal Health Corp.,
9.25%, 7/01/18(d)		694	688,795
Phillips 66,
2.95%, 5/01/17(d)		653	663,711
Reliance Holdings USA, Inc.(d):
4.50%, 10/19/20		4,124	3,976,984
5.40%, 2/14/22		3,250	3,233,090
Samson Investment Co.,
9.75%, 2/15/20(d)		5,643	5,713,537
SM Energy Co.,
3.50%, 4/01/27(f)		6,017	7,829,621
SunGard Data Systems, Inc.,
7.38%, 11/15/18		5,278	5,607,875
Take-Two Interactive Software, Inc.(f):
4.38%, 6/01/14		2,340	3,615,300
1.75%, 12/01/16(d)		5,368	5,669,950
Texas Industries, Inc.,
9.25%, 8/15/20		7,863	7,548,480
U.S. Bancorp,
2.20%, 11/15/16		5,090	5,188,827

			207,810,772

Total Corporate Bonds – 6.5%			684,330,604

Floating Rate Loan Interests(g)
United States – 0.2%
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		12,761	12,824,972
Vodafone Americas Finance 2, Inc., Term Loan B,
6.25%, 7/11/16(l)		7,114	7,131,347

Total Floating Rate Loan Interests – 0.2%			19,956,319

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	29,423,943
5.50%, 12/15/13		28,290	30,279,725
5.75%, 5/15/21		43,427	50,978,843
Series 123, 5.75%, 4/15/12		28,239	29,270,374
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	21,004	26,314,861
Series F, 10.00%, 1/01/17		109,755	58,251,477
Series F, 10.00%, 1/01/21		129,279	66,459,814
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	74,189	115,905,161
3.50%, 7/04/19		58,709	89,990,389
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,321	12,483,348
1.50%, 3/01/17		18,749	18,721,745
3.50%, 6/01/20		13,861	15,443,665
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	61,350	8,182,215
2.03%, 3/18/13		97,600	12,795,315
1.67%, 3/24/14		37,850	5,006,920
3.51%, 12/08/14		96,250	13,442,217
1.69%, 12/22/14		49,550	6,610,108
Malaysia Government Bond, Series 0108,
3.46%, 7/31/13	MYR	38,171	12,522,468
Netherlands Government Bond,
1.20%, 2/24/17(d)(i)	USD	12,526	12,319,002
Poland Government Bond:
3.00%, 8/24/16	PLN	35,105	14,441,535
5.00%, 3/23/22	USD	2,872	3,027,145
United Kingdom Gilt:
4.00%, 9/07/16	GBP	9,226	16,755,070
4.75%, 3/07/20		65,647	128,154,891
4.25%, 12/07/40		9,650	17,932,058
Vietnam Government International Bond:
6.75%, 1/29/20	USD	3,324	3,631,470

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Vietnam Government International Bond (concluded):
6.75%, 1/29/20	USD	138	$150,765

Total Foreign Agency Obligations – 7.6%			798,494,524

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN,
1.99%, 11/15/15(d)(g)		9,784	9,148,515

Total Non-Agency Mortgage-Backed Securities – 0.1%			9,148,515

US Treasury Obligations
US Treasury Notes:
0.63%, 7/31/12		11,335	11,353,701
2.25%, 1/31/15		18,716	19,626,840
2.38%, 2/28/15(e)		74,974	78,956,994
2.50%, 3/31/15(m)		88,589	93,738,659
2.25%, 3/31/16		101,133	106,987,161
0.88%, 1/31/17		15,729	15,631,821
1.00%, 3/31/17		11,271	11,247,130
1.38%, 9/30/18		54,623	54,259,752
1.75%, 10/31/18		6,179	6,277,196
1.25%, 1/31/19		6,268	6,136,565
3.50%, 5/15/20		168,498	189,533,852
2.63%, 8/15/20(e)		120,936	127,502,673
2.00%, 2/15/22		3,140	3,079,946

Total US Treasury Obligations – 6.9%			724,332,290

Total Fixed Income Securities – 21.4%			2,242,042,571

Investment Companies	Shares
United States – 2.1%
ETFS Gold Trust(a)		256,340	42,355,058
ETFS Palladium Trust(a)		89,760	5,786,827
ETFS Platinum Trust(a)		75,973	12,286,354
iShares Gold Trust(a)(n)		2,310,427	37,590,647
SPDR Gold Shares(a)		724,017	117,392,117

			215,411,003

Vietnam – 0.0%
Vinaland Ltd.(a)		1,903,435	1,127,785

Total Investment Companies – 2.1%			216,538,788

Preferred Securities	Par (000)
Capital Trusts
Germany – 0.0%
Deutsche Bank Capital Funding Trust,
5.63%(d)(g)(j)	USD	1,464	1,253,550

Switzerland – 0.1%
Credit Suisse Group Guernsey I Ltd.,
7.88%, 2/24/41(g)		6,257	6,166,273

United States – 0.0%
BAC Capital Trust XI,
6.63%, 5/23/36		1,708	1,724,699
JPMorgan Chase Capital XXV, Series Y,
6.80%, 10/01/37		794	798,447

			2,523,146

Total Capital Trusts – 0.1%			9,942,969

Preferred Stocks	Shares
Switzerland – 0.0%
UBS AG,
9.38%(f)		278,025	4,595,753

United Kingdom – 0.1%
HSBC Holdings Plc,
8.00%		256,500	7,005,015

United States – 0.7%
Chesapeake Energy Corp.,
5.75%(d)(f)		18,810	19,139,175
General Motors Co.,
4.75%(f)		306,650	12,833,302
Health Care REIT, Inc.,
6.50%(f)		129,025	6,745,427
PPL Corp.(f):
8.75%,		128,534	6,908,703
9.50%,		140,400	7,608,276
SandRidge Energy, Inc.,
7.00%		41,800	5,094,375
US Bancorp,
6.50%(g)		248,764	6,763,893

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Securities	Shares		Value
Preferred Stocks (concluded)
United States (concluded)
Wells Fargo & Co., Series L, 7.50%(f)		4,370	$4,879,979

			69,973,130

Total Preferred Stocks – 0.8%			81,573,898

Trust Preferreds
United States – 0.2%
Citigroup Capital XIII,
7.88%, 10/30/40		250,739	6,737,827
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40(f)		580,751	13,270,423
Omnicare Capital,
4.00%, 6/15/33		87,281	4,138,247
Wachovia Capital Trust IV,
6.38%, 3/01/67(f)		22,925	574,023

Total Trust Preferreds – 0.2%			24,720,520

Total Preferred Securities – 1.1%			116,237,387

Warrants (o)	Shares
Australia – 0.0%
TFS Corp. Ltd. (Expires 7/15/18)		3,613,050	308,320

Canada – 0.0%
Kinross Gold Corp. (Expires 9/13/13)(c)		37,568	19,962

United States – 0.0%
Ford Motor Co. (Expires 1/01/13)		560,613	1,950,933

Total Warrants – 0.0%			2,279,215

Total Long-Term Investments (Cost – $8,109,161,330) – 86.3%			9,035,055,849

Short-Term Securities	Par (000)
Foreign Agency Obligations
Bank Negara Malaysia Monetary Notes,
2.82%, 4/03/12(p)	MYR	56,913	18,573,469
Japan Treasury Discount Bill,
0.10%, 5/14/12(p)	JPY	1,830,000	22,106,860
Malaysia Government Bond, Series 0109,
2.51%, 8/27/12	MYR	129,521	42,189,304
Mexico Cetes,
4.48%, 5/03/12(p)	MXN	251,500	19,579,125
Singapore Treasury Bill,
0.31%, 5/03/12(p)	SGD	25,070	19,937,950

Total Foreign Agency Obligations – 1.2%			122,386,708

Money Market Funds	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14%(n)(q)		3,265,451	3,265,451

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24%(n)(q)(r)	USD	51,690	51,689,889

Total Money Market Funds – 0.5%			54,955,340

Time Deposits	Par (000)
Australia – 0.0%
JPMorgan Chase & Co.,
3.34%, 4/03/12	AUD	550	569,845

Europe – 0.0%
JPMorgan Chase & Co.,
0.05%, 4/03/12	EUR	1,603	2,138,219

Hong Kong – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/03/12	HKD	42	5,389

Japan – 0.0%
Citibank NA,
0.01%, 4/03/12	JPY	31,499	380,565

South Africa – 0.0%
Brown Brothers Harriman & Co.,
4.25%, 4/03/12	ZAR	930	121,244

United Kingdom – 0.0%
JPMorgan Chase & Co.,
0.06%, 4/03/12	GBP	93	148,791

United States – 0.0%
Brown Brothers Harriman & Co.,
0.07%, 4/02/12	USD	16	15,798

Total Time Deposits – 0.0%			3,379,851

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
US Treasury Obligations
US Treasury Bills(p):
0.02% - 0.04%, 4/05/12	USD	13,200	$13,199,948
0.01% - 0.05%, 4/12/12		94,750	94,749,193
0.02% - 0.10%, 4/19/12		63,700	63,698,083
0.06% - 0.08%, 5/03/12		75,650	75,645,940
0.02% - 0.11%, 5/10/12		131,460	131,449,519
0.01% - 0.10%, 5/17/12		80,530	80,523,424
0.01% - 0.07%, 5/24/12		84,830	84,823,209
0.04%, 5/31/12		6,300	6,299,433
0.03% - 0.08%, 6/07/12		202,140	202,117,767
0.03% - 0.10%, 6/14/12		182,400	182,377,746
0.04% - 0.10%, 6/21/12		186,830	186,804,405
0.05% - 0.09%, 6/28/12		47,200	47,192,023
0.06%, 7/05/12		56,290	56,279,361
0.06%, 7/12/12		26,800	26,794,372
0.09%, 8/02/12		16,900	16,894,558

Total US Treasury Obligations – 12.1%			1,268,848,981

Total Short-Term Securities (Cost – $1,451,762,979) – 13.8%			1,449,570,880

Options Purchased	Contracts
Exchange-Traded Call Options – 0.0%
Apple, Inc., Strike Price USD 510.00, Expires 4/21/12		15	136,425
Intel Corp., Strike Price USD 27.00, Expires 7/21/12		4,095	763,718
Microsoft Corp., Strike Price USD 32.00, Expires 5/19/12		439	44,339
S&P 500 Index:
Strike Price USD 1,385.00, Expires 4/21/12		201	645,210
Strike Price USD 1,390.00, Expires 5/19/12		200	766,000

			2,355,692

Exchange-Traded Put Options – 0.0%
ConocoPhillips:
Strike Price USD 70.00, Expires 8/18/12		7,645	1,486,952
Strike Price USD 70.00, Expires 1/19/13		7,489	3,033,045
Mead Johnson Nutrition Corp.,
Strike Price USD 65.00, Expires 5/19/12		303	3,333
NASDAQ 100 Stock Index, Strike Price USD 2,500.00, Expires 4/21/12		602	171,570
S&P 500 Index, Strike Price USD 1,300.00, Expires 4/21/12		438	71,175
Union Pacific Corp., Strike Price USD 105.00, Expires 5/19/12		1,218	350,175

			5,116,250

Over-the-Counter Call Options – 0.1%
Deutsche Borse AG German Stock Index, Strike Price USD 7,258.78, Expires 9/21/12, Broker Goldman Sachs International		1,768	432,533
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG		92,381	36,633
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs International		197,945	42,494
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International		287,953	459,828
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA		101,867	1,050,531
Nikkei 225 Index, Strike Price USD 9,774.71, Expires 12/14/12, Broker Citibank NA		2,135	1,881,505
S&P 500 Index:
Strike Price USD 1,410.47, Expires 8/17/12, Broker JPMorgan Chase Bank NA		14,964	717,394
Strike Price USD 1,412.15, Expires 8/17/12, Broker UBS AG		12,563	590,270
Strike Price USD 1,425.00, Expires 9/21/12, Broker Bank of America NA		18,593	898,722
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA		28,871	36,034
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA		43,145	53,237
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA		29,417	177,330
Strike Price USD 8,807.55, Expires 6/19/13, Broker Credit Suisse International		29,455	240,735
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International		24,912	247,827
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International		14,728	127,901

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index (concluded):
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	49,746	$494,933
Tokyo Stock Price Index, Strike Price USD 825.00, Expires 6/08/12, Broker Morgan Stanley International	2,539,901	1,245,374

		8,733,281

Over-the-Counter Put Options – 0.1%
Antofagasta Plc:
Strike Price GBP 12.76, Expires 4/27/12, Broker Morgan Stanley International	169,268	345,218
Strike Price GBP 12.96, Expires 4/30/12, Broker Morgan Stanley International	162,831	382,502
CAC 40 Index:
Strike Price USD 2,850.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	7,227	101,922
Strike Price USD 2,850.00, Expires 5/18/12, Broker UBS AG	7,235	102,035
Strike Price USD 3,350.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	7,227	770,774
Strike Price USD 3,350.00, Expires 5/18/12, Broker UBS AG	7,235	771,627
Deutsche Borse AG German Stock Index:
Strike Price USD 5,500.00, Expires 5/18/12, Broker BNP Paribas	1,874	16,655
Strike Price USD 5,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	1,876	16,673
Strike Price USD 6,500.00, Expires 5/18/12, Broker BNP Paribas	1,874	137,895
Strike Price USD 6,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	1,876	138,043
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 41.36, Expires 4/30/12, Broker Credit Suisse International	115,081	438,629
Rio Tinto Plc, Strike Price GBP 35.30, Expires 4/27/12, Broker Morgan Stanley International	178,376	466,800
Russell 2000 Index:
Strike Price USD 703.15, Expires 4/20/12, Broker Goldman Sachs International	15,422	5,620
Strike Price USD 701.68, Expires 5/18/12, Broker Morgan Stanley International	12,824	37,856
Strike Price USD 785.75, Expires 6/12/12, Broker Credit Suisse International	21,077	419,568
Strike Price USD 782.56, Expires 7/20/12, Broker BNP Paribas	10,751	295,088
Strike Price USD 807.90, Expires 8/17/12, Broker BNP Paribas	15,173	630,913
Strike Price USD 800.00, Expires 9/13/12, Broker Bank of America NA	24,983	1,097,465
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase Bank NA	15,154	794,724

		6,970,007

	Notional Amount (000)
Over-the-Counter Interest Rate Put Swaptions – 0.0%
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 8/17/12, Broker Deutsche Bank AG	JPY 3,301,281	2,230

Total Options Purchased (Cost – $37,845,661) – 0.2%		23,177,460

Total Investments Before Structured Options and Options Written (Cost – $9,598,769,970*) – 100.3%		10,507,804,189

Over-the-Counter Structured Options	Units
United States – 0.0%
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12 , Broker Citibank NA	29,421	(173,135)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 call strike 8,775.89, Expires 12/19/12 , Broker Citibank NA	28,888	(280,879)

Total Over-the-Counter Structured Options (Premiums Received – $–) – (0.0)%		(454,014)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options – (0.2)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	2,246	$(303,210)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	587	(9,747,135)
Applied Materials, Inc., Strike Price USD 12.00, Expires 7/21/12	8,719	(789,070)
Cisco Systems, Inc., Strike Price USD 20.00, Expires 1/19/13	2,984	(723,620)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	10,483	(461,252)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	1,016	(269,748)
Electronic Arts, Inc., Strike Price USD 20.00, Expires 1/19/13	2,802	(277,398)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	1,296	(767,880)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	503	(940,610)
Juniper Networks, Inc., Strike Price USD 23.00, Expires 7/21/12	4,955	(872,080)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	835	(137,775)
McDonald’s Corp., Strike Price USD 105.00, Expires 1/19/13	484	(116,644)
NetApp, Inc., Strike Price USD 42.00, Expires 1/19/13	2,616	(1,831,200)
Oracle Corp., Strike Price USD 30.00, Expires 1/19/13	3,770	(887,835)
Polycom, Inc., Strike Price USD 27.50, Expires 7/21/12	1,828	(27,420)
QUALCOMM, Inc., Strike Price USD 65.00, Expires 4/21/12	818	(304,705)
Ralph Lauren Corp., Strike Price USD 170.00, Expires 4/21/12	63	(40,635)
SanDisk Corp., Strike Price USD 50.00, Expires 1/19/13	1,077	(702,742)
Sara Lee Corp., Strike Price USD 20.00, Expires 4/21/12	6,163	(986,080)
SM Energy Corp., Strike Price USD 85.00, Expires 5/19/12	505	(17,675)
Universal Health Services, Inc., Strike Price USD 40.00, Expires 7/21/12	1,316	(506,660)
U.S. Bancorp, Strike Price USD 30.00, Expires 6/16/12	1,661	(393,657)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	518	(497,280)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	1,577	(1,253,715)
Strike Price USD 40.00, Expires 1/19/13	1,449	(1,188,180)
Whiting Petroleum Corp.:
Strike Price USD 52.50, Expires 1/19/13	1,399	(1,245,110)
Strike Price USD 72.50, Expires 1/19/13	605	(124,025)

		(25,413,341)

Exchange-Traded Put Options – (0.0)%
Apple, Inc., Strike Price USD 475.00, Expires 4/21/12	15	(855)
ConocoPhillips:
Strike Price USD 60.00, Expires 8/18/12	7,645	(393,717)
Strike Price USD 55.00, Expires 1/19/13	7,489	(924,892)
Intel Corp., Strike Price USD 25.00, Expires 7/21/12	4,095	(184,275)
NASDAQ 100 Stock Index, Strike Price USD 2,350.00, Expires 4/21/12	602	(43,645)
Quicksilver Resources, Inc., Strike Price USD 6.00, Expires 6/16/12	2,316	(277,920)

		(1,825,304)

Over-the-Counter Call Options – (0.1)%
Deutsche Borse AG German Stock Index, Strike Price USD 7,828.10, Expires 9/21/12, Broker Goldman Sachs International	1,768	(120,729)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley International	71,800	(173,770)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	287,953	(9,077)
Nikkei 225 Index, Strike Price USD 10,828.27, Expires 12/14/12, Broker Citibank NA	2,135	(740,717)
Russell 2000 Index:
Strike Price USD 771.17, Expires 4/20/12, Broker Goldman Sachs International	15,422	(943,660)
Strike Price USD 786.96, Expires 5/18/12, Broker Morgan Stanley International	12,824	(703,351)
Strike Price USD 804.63, Expires 6/12/12, Broker Credit Suisse International	21,077	(1,011,780)
Strike Price USD 813.83, Expires 7/20/12, Broker BNP Paribas Securities	10,751	(534,198)
Strike Price USD 877.51, Expires 8/17/12, Broker BNP Paribas	15,173	(345,406)
Strike Price USD 833.69, Expires 9/13/12, Broker Bank of America NA	24,983	(1,184,094)
Strike Price USD 894.56, Expires 10/19/12, Broker JPMorgan Chase Bank NA	15,154	(386,933)
Unilever NV CVA, Strike Price EUR 26.00, Expires 6/15/12, Broker Morgan Stanley International	190,260	(149,107)

		(6,302,822)

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Put Options – (0.1)%
Antofagasta Plc:
Strike Price GBP 10.80, Expires 4/27/12, Broker Morgan Stanley International	169,268	$(33,153)
Strike Price GBP 10.97, Expires 4/30/12, Broker Morgan Stanley International	162,831	(48,099)
CAC 40 Index:
Strike Price USD 3,100.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	14,454	(561,897)
Strike Price USD 3,100.00, Expires 5/18/12, Broker UBS AG	14,470	(562,519)
Deutsche Borse AG German Stock Index:
Strike Price USD 6,000.00, Expires 5/18/12, Broker BNP Paribas	3,748	(93,964)
Strike Price USD 6,000.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	3,752	(94,064)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 36.05, Expires 4/30/12, Broker Credit Suisse International	115,081	(96,233)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	92,381	(437,683)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs International	197,945	(1,163,000)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	287,953	(851,202)
Nikkei 225 Index, Strike Price USD 8,877.23, Expires 12/14/12, Broker Citibank NA	2,135	(599,485)
Rio Tinto Plc, Strike Price GBP 29.87, Expires 4/27/12, Broker Morgan Stanley International	178,376	(18,789)
Russell 2000 Index:
Strike Price USD 609.88, Expires 4/20/12, Broker Goldman Sachs International	15,422	(324)
Strike Price USD 611.72, Expires 5/18/12, Broker Morgan Stanley International	12,824	(5,823)
Strike Price USD 703.04, Expires 6/12/12, Broker Credit Suisse International	21,077	(131,859)
Strike Price USD 700.19, Expires 7/20/12, Broker BNP Paribas	10,751	(121,114)
Strike Price USD 725.04, Expires 8/17/12, Broker BNP Paribas	15,173	(291,494)
Strike Price USD 700.00, Expires 9/13/12, Broker Bank of America NA	24,983	(465,166)
Strike Price USD 730.12, Expires 10/19/12, Broker JPMorgan Chase Bank NA	15,154	(451,259)
S&P 500 Index:
Strike Price USD 1,191.58, Expires 8/17/12, Broker UBS AG	12,563	(167,624)
Strike Price USD 1,240.54, Expires 8/17/12, Broker Morgan Stanley International	14,964	(274,455)
Strike Price USD 1,175.00, Expires 9/21/12, Broker Bank of America NA	18,593	(326,286)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	28,871	(437,476)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	43,145	(760,558)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	29,417	(686,886)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	29,455	(809,860)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	14,728	(344,809)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	15,098	(402,050)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	30,149	(804,810)
Tokyo Stock Price Index, Strike Price JPY 675.00, Expires 6/08/12, Broker Morgan Stanley International	1,395,550	(13,658)

		(11,055,599)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions – (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	JPY	3,301,281	$(72,710)

Total Options Written (Premiums Received – $42,930,849) – (0.4)%			(44,669,776)

Total Investments, Net of Structured Options and Options Written – 99.9%			10,462,680,399
Other Assets Less Liabilities – 0.1%			8,692,087

Net Assets – 100.0%			$10,471,372,486

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,656,680,896

Gross unrealized appreciation	$1,221,280,970
Gross unrealized depreciation	(370,157,677)

Net unrealized appreciation	$851,123,293

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(d)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,001,683	–	(1,376,232)[1]	3,625,451	$3,265,451	–	$449
BlackRock Liquidity Series, LLC Money Market Series	$62,810,683	–	$(11,120,794)[1]	$51,689,889	$51,689,889	–	$105,490
iShares Gold Trust	2,238,615	71,812	–	2,310,427	$37,590,647	–	–
iShares Silver Trust[2]	81,751	–	(81,751)	–	–	$666,275	–

[1]	Represents net shares/beneficial interest sold.

[2]	No longer held by the Fund as of report date.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CNH	Chinese Renminbi (offshore)
	CNY	Chinese Renminbi
	EUR	Euro
	GBP	British Pound
	GDR	Global Depositary Receipts
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	MSCI	Morgan Stanley Capital International
	MXN	Mexican New Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	PLN	Polish Zloty
	SGD	Singapore Dollar
	SPDR	Standard and Poor’s Depositary Receipts
	THB	Thai Baht
	TWD	Taiwan Dollar
	USD	US Dollar
	ZAR	South African Rand

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
24	Hang Seng Index	Hong Kong Futures Exchange	April 2012	HKD	24,600,000	$(31,463)
301	MSCI Taiwan Index	Stock Exchange of Singapore	April 2012	USD	8,497,230	(118,594)
20	SGX MSCI Singapore Index	Stock Exchange of Singapore	April 2012	SGD	1,380,000	(7,086)
155	DJ Euro Stoxx 50 Index	Eurex Mercantile	June 2012	EUR	3,733,950	(155,456)
130	Nikkei 225 Index	Chicago Mercantile	June 2012	JPY	660,725,000	338,969
231	S&P 500 E-Mini Index	Chicago Mercantile	June 2012	USD	16,206,960	127,037
15	S&P TSE 60 Index	Montreal Exchange	June 2012	CAD	2,114,100	(545)

Total						$152,862

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	1,948,694	USD	250,962	Brown Brothers Harriman	4/02/12	$(21)
USD	5,833,949	EUR	4,401,652	JPMorgan Chase Bank NA	4/02/12	(36,532)
USD	624,852	JPY	51,322,811	Barclays Bank Plc	4/02/12	4,786
USD	326,219	THB	10,063,856	Brown Brothers Harriman	4/02/12	–
MYR	56,913,000	USD	18,557,175	HSBC Securities	4/03/12	20,596
USD	148,894	GBP	93,024	Brown Brothers Harriman	4/03/12	102
USD	6,014,919	GBP	3,761,675	Credit Suisse Securities (USA) LLC	4/03/12	(1,884)
USD	383,157	JPY	31,499,351	Brown Brothers Harriman	4/03/12	2,592
USD	396,490	JPY	32,672,379	Deutsche Bank Securities, Inc.	4/03/12	1,753
USD	36,893,730	MYR	113,826,000	HSBC Securities	4/03/12	(261,810)
USD	455,908	THB	14,069,318	Brown Brothers Harriman	4/03/12	(148)
JPY	1,248,832,000	USD	15,200,000	Deutsche Bank Securities, Inc.	4/05/12	(111,773)
JPY	963,948,400	USD	11,600,000	Deutsche Bank Securities, Inc.	4/05/12	46,300
USD	39,139,832	JPY	3,153,926,832	Deutsche Bank Securities, Inc.	4/05/12	1,034,496
USD	9,784,509	MYR	29,900,480	Brown Brothers Harriman	4/05/12	24,274
KRW	7,475,220,000	USD	6,589,000	Deutsche Bank Securities, Inc.	4/06/12	6,890
CNH	21,812,005	USD	3,457,010	UBS AG	4/11/12	(4,148)
CNH	156,312,595	USD	24,456,440	UBS AG	4/11/12	287,998
NOK	123,233,140	USD	21,581,986	Deutsche Bank Securities, Inc.	4/12/12	50,296
NOK	100,347,120	USD	17,580,084	UBS AG	4/12/12	34,798
USD	28,948,416	EUR	21,993,600	Credit Suisse Securities (USA) LLC	4/12/12	(385,562)
USD	7,174,396	EUR	5,452,000	UBS AG	4/12/12	(97,213)
CNY	201,819,426	USD	31,961,268	Credit Suisse Securities (USA) LLC	4/13/12	80,288
TWD	352,020,000	USD	11,912,690	HSBC Securities	4/13/12	14,867
USD	25,056,658	EUR	18,701,790	UBS AG	4/13/12	113,028
USD	45,303,931	GBP	28,371,700	Deutsche Bank Securities, Inc.	4/13/12	(73,699)
USD	18,415,713	GBP	11,553,000	JPMorgan Chase Bank NA	4/13/12	(62,127)
USD	29,676,046	AUD	29,050,871	Credit Suisse Securities (USA) LLC	4/16/12	(372,020)
CAD	15,090,011	USD	15,232,127	Credit Suisse Securities (USA) LLC	4/19/12	(108,607)
CAD	7,783,171	USD	7,856,393	Deutsche Bank Securities, Inc.	4/19/12	(55,938)
USD	21,443,756	EUR	16,398,070	Deutsche Bank Securities, Inc.	4/19/12	(427,831)
USD	31,988,424	GBP	20,342,400	JPMorgan Chase Bank NA	4/19/12	(545,901)
CHF	9,387,649	EUR	7,737,860	Credit Suisse Securities (USA) LLC	4/20/12	80,755
CHF	19,321,890	EUR	15,951,367	UBS AG	4/20/12	132,716
SGD	15,705,840	USD	12,534,789	JPMorgan Chase Bank NA	4/20/12	(40,415)
USD	23,677,777	JPY	1,980,113,280	Credit Suisse Securities (USA) LLC	4/20/12	(248,649)
USD	12,637,122	JPY	1,057,474,400	Deutsche Bank Securities, Inc.	4/20/12	(140,723)
USD	9,400,000	AUD	9,107,821	JPMorgan Chase Bank NA	4/26/12	(9,805)
USD	16,800,000	AUD	16,223,968	JPMorgan Chase Bank NA	4/26/12	38,100
USD	10,298,216	AUD	9,864,475	UBS AG	4/26/12	106,669
USD	23,390,191	EUR	17,690,090	Credit Suisse Securities (USA) LLC	4/26/12	(205,382)
USD	16,409,448	EUR	12,407,900	Deutsche Bank Securities, Inc.	4/26/12	(140,581)
CHF	17,302,110	EUR	14,355,619	UBS AG	4/27/12	24,126
SGD	27,696,749	USD	21,887,569	HSBC Securities	4/27/12	145,984
USD	9,864,169	GBP	6,226,200	Deutsche Bank Securities, Inc.	4/27/12	(93,100)
USD	13,032,555	GBP	8,227,000	Goldman Sachs & Co.	4/27/12	(124,499)
USD	19,766,574	MXN	251,500,000	UBS AG	5/03/12	165,684
JPY	850,000,000	USD	10,967,742	Credit Suisse Securities (USA) LLC	5/14/12	(694,776)
USD	35,031,306	JPY	2,680,000,000	Credit Suisse Securities (USA) LLC	5/14/12	2,641,247
USD	689,614	AUD	670,700	Goldman Sachs & Co.	5/15/12	(1,867)
AUD	28,239,000	USD	27,562,676	JPMorgan Chase Bank NA	11/15/12	1,006,641
USD	14,772,921	AUD	14,631,000	Goldman Sachs & Co.	11/15/12	(29,221)
USD	14,483,098	AUD	14,279,050	Goldman Sachs & Co.	11/15/12	37,023
USD	27,597,975	AUD	28,239,000	JPMorgan Chase Bank NA	11/15/12	(971,343)

Total						$856,434

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.63%(1)	3-Month LIBOR	UBS AG	9/12/15	$121,563	$265,396
1.32%(1)	3-Month LIBOR	JPMorgan Chase Bank NA	9/15/15	$13,000	(12,480)
1.26%(1)	3-Month LIBOR	UBS AG	9/15/15	$5,250	(7,853)
1.31%(1)	3-Month LIBOR	UBS AG	9/15/15	$12,000	(12,571)
1.57%(1)	3-Month LIBOR	UBS AG	9/15/15	$116,897	178,174
1.56%(1)	3-Month LIBOR	Bank of America NA	9/23/15	$119,198	153,754

Total					$564,420

(1)	Fund pays a floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation
HSCEI Dividend Point Index Futures December 2012	Receives	HKD 35,228,625	Citibank NA	12/31/12	HKD	2,085	$742,085
SGX Nikkei Stock Average Dividend Point Index Futures December 2012	Receives	JPY 35,034,750	Citibank NA	3/29/13	JPY	161	471,464
SGX Nikkei Stock Average Dividend Point Index Futures December 2012	Receives	JPY 434,255,500	Citibank NA	3/31/14	JPY	265	411,629

Total							$1,625,178

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$10,189,497	–	–	$10,189,497
Australia	–	$99,851,587	–	99,851,587
Austria	–	2,052,014	–	2,052,014
Belgium	–	4,787,935	–	4,787,935
Brazil	229,067,343	–	–	229,067,343
Canada	252,528,670	–	$4	252,528,674
Chile	5,051,428	–	–	5,051,428
China	–	109,983,829	–	109,983,829
Egypt	5,234,011	–	–	5,234,011
France	11,317,566	120,542,195	–	131,859,761
Germany	2,401,372	246,054,719	–	248,456,091
Hong Kong	–	69,648,629	–	69,648,629
India	–	37,970,388	–	37,970,388
Indonesia	–	9,666,777	–	9,666,777
Ireland	7,895,737	–	–	7,895,737
Israel	24,342,251	–	–	24,342,251
Italy	–	49,255,678	–	49,255,678
Japan	–	671,904,889	–	671,904,889
Kazakhstan	13,940,472	474,474	–	14,414,946
Luxembourg	–	1,555,483	–	1,555,483
Malaysia	–	41,660,515	–	41,660,515
Mexico	26,361,374	–	–	26,361,374
Netherlands	8,391,366	30,608,932	–	39,000,298
Norway	–	23,543,799	–	23,543,799
Philippines	4,484,832	–	–	4,484,832
Portugal	–	3,181,060	–	3,181,060
Russia	45,394,345	44,814,760	–	90,209,105
Singapore	–	87,114,350	–	87,114,350
South Africa	18,626,188	5,651,169	–	24,277,357
South Korea	20,227,016	65,928,245	–	86,155,261
Spain	2,177,705	11,746,028	–	13,923,733
Sweden	–	9,294,105	–	9,294,105
Switzerland	6,810,576	97,198,924	–	104,009,500
Taiwan	12,218,703	49,494,878	–	61,713,581
Thailand	28,922,364	15,484	–	28,937,848
Turkey	–	27,377,623	–	27,377,623
United Kingdom	80,401,502	212,786,019	–	293,187,521
United States	3,507,809,078	–	–	3,507,809,078
Asset-Backed Securities	–	5,780,319	–	5,780,319
Corporate Bonds	–	646,907,387	37,423,217	684,330,604
Floating Rate Loan Interests	–	–	19,956,319	19,956,319
Foreign Agency Obligations	–	798,494,524	–	798,494,524
Non-Agency Mortgage-Backed Securities	–	$9,148,515	–	$9,148,515
U.S. Treasury Obligations	–	724,332,290	–	724,332,290
Investment Companies	$216,538,788	–	–	216,538,788
Preferred Securities	77,465,115	38,772,272	–	116,237,387
Warrants	1,970,895	308,320	–	2,279,215
Short Term Investments:
Foreign Agency Obligations	–	122,386,708	–	122,386,708
Money Market Funds	3,265,451	51,689,889	–	54,955,340
Total Time Deposits	3,379,851	–	–	3,379,851
US Treasury Obligations	–	1,268,848,981	–	1,268,848,981

Total	$4,626,413,496	5,800,833,693	$57,379,540	$10,484,626,729

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$7,937,948	$15,703,288	–	$23,641,236
Foreign Currency exchange contracts	–	6,102,009	–	6,102,009
Interest rate contracts	–	599,554	–	599,554
Other contracts	–	1,625,178	–	1,625,178
Liabilities:
Equity contracts	(27,551,789)	(17,358,421)	$(454,014)	(45,364,224)
Foreign currency exchange contracts	–	(5,245,575)	–	(5,245,575)
Interest rate contract	–	(105,614)	–	(105,614)

Total	$(19,613,841)	$1,320,419	$(454,014)	$(18,747,436)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency	$696,304	–	–	$696,304
Liabilities:
Bank Overdraft	(5,986,887)	–	–	$(5,986,887)
Collateral on Securities Loaned at Value	(51,689,889)	–	–	(51,689,889)

Total	$(56,980,472)	–	–	$(56,980,472)

There were no transfers between levels during the period ended March 31, 2012.

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	23

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.6%
Arcos Dorados Holdings, Inc., Class A	14,400	$260,496

Australia – 1.1%
Australia & New Zealand Banking Group Ltd.	7,000	168,870
Newcrest Mining Ltd.	7,700	236,826
PanAust Ltd.(a)	36,800	115,978

		521,674

Belgium – 0.8%
Anheuser-Busch InBev NV	5,300	385,992

Brazil – 1.3%
Banco Bradesco SA, Preference Shares	25,300	440,735
BM&F BOVESPA SA	27,800	170,414

		611,149

Canada – 2.7%
First Quantum Minerals Ltd.	7,500	143,014
Manulife Financial Corp.	16,500	223,485
Saputo, Inc.	6,100	264,255
Suncor Energy, Inc.	6,400	209,109
The Toronto-Dominion Bank	2,600	220,679
TransCanada Corp.	4,300	184,640

		1,245,182

China – 1.5%
Air China Ltd., Class H	140,000	96,971
China Construction Bank, Class H	400,400	309,036
China Eastern Airlines Corp., Ltd., Class H(a)	178,000	58,442
China Southern Airlines Co. Ltd., Class H(a)	166,000	79,290
Lentuo International, Inc. – ADR(a)	7,200	27,216
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	98,000	130,308

		701,263

France – 3.1%
Arkema	2,500	233,148
AXA SA	5,900	97,910
BNP Paribas SA	3,340	158,884
Danone SA	3,400	237,169
LVMH Moet Hennessy Louis Vuitton SA	1,800	309,752
Sanofi-Aventis	5,500	426,753

		1,463,616

Germany – 3.7%
Allianz AG, Registered Shares	2,600	310,314
Continental AG(a)	2,700	254,889
Daimler AG, Registered Shares	3,400	205,021
Deutsche Bank AG, Registered Shares	5,400	268,861
Deutsche Lufthansa AG, Registered Shares	19,200	268,484
Merck KGaA	2,700	298,782
Volkswagen AG, Preference Shares	764	134,359

		1,740,710

Hong Kong – 1.6%
AIA Group Ltd.	108,800	399,418
Hong Kong Exchanges and Clearing Ltd.	11,900	200,281
Wharf Holdings Ltd.	24,600	134,141

		733,840

India – 0.6%
ICICI Bank Ltd.(a)	5,600	97,127
Jubilant Foodworks Ltd.(a)	6,977	161,111

		258,238

Indonesia – 0.6%
Adaro Energy PT	802,100	169,464
Tower Bersama Infrastructure Tbk PT	293,200	94,772

		264,236

Ireland – 0.7%
Covidien Plc	5,600	306,208

Israel – 0.5%
Check Point Software Technologies Ltd.(a)	3,696	235,953

Italy – 1.0%
Eni SpA	11,000	257,787
Intesa Sanpaolo SpA	120,000	215,087

		472,874

Japan – 4.4%
Bridgestone Corp.	6,900	168,744
Hino Motors Ltd.	31,200	227,598
Honda Motor Co. Ltd.	5,800	223,382
IHI Corp.	182,000	462,629
ORIX Corp.	2,500	240,189
Softbank Corp.	9,000	267,940
Sumitomo Mitsui Financial Group, Inc.	7,000	231,684
Toyota Motor Corp.	5,700	248,019

		2,070,185

Luxembourg – 0.3%
ArcelorMittal	7,300	139,747

Mexico – 0.9%
Fomento Economico Mexicano SAB de CV – ADR	3,000	246,810
Grupo Modelo SA de CV, Series C	26,800	187,900

		434,710

Netherlands – 2.1%
Akzo Nobel NV	5,100	301,258

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Corio NV	2,000	$105,519
Royal Dutch Shell Plc, Class A	15,000	525,537
Ziggo NV(a)	1,900	59,271

		991,585

Norway – 0.7%
Statoil ASA	11,800	320,277

Singapore – 0.8%
Avago Technologies Ltd.	6,500	253,305
Sakari Resources Ltd.	70,000	129,987

		383,292

South Africa – 0.6%
Naspers Ltd.	5,100	286,933

South Korea – 1.8%
Dongbu Insurance Co. Ltd.	7,700	333,131
Samsung Electronics Co. Ltd.	225	253,812
Samsung Life Insurance Co. Ltd.	2,900	253,515

		840,458

Spain – 0.4%
Repsol YPF SA	7,148	179,689

Sweden – 0.5%
Volvo AB, B Shares	15,000	218,510

Switzerland – 1.5%
Julius Baer Group Ltd.(a)	6,300	254,382
Novartis AG, Registered Shares	2,000	110,715
Roche Holding AG	1,900	330,658

		695,755

Taiwan – 0.7%
First Financial Holding Co. Ltd.	330,660	199,383
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	44,000	126,499

		325,882

United Kingdom – 7.7%
Afren Plc(a)	61,600	131,703
Barclays Plc	75,200	283,388
BG Group Plc	10,800	250,416
BP Plc	42,200	314,275
British American Tobacco Plc	11,800	594,420
Compass Group Plc	17,300	181,365
GlaxoSmithKline Plc	12,900	288,390
HSBC Holdings Plc	31,725	281,788
Inmarsat Plc	23,700	174,711
National Grid Plc	27,600	278,177
Subsea 7 SA(a)	8,900	235,723
Vodafone Group Plc – ADR	14,400	398,448
Xstrata Plc	12,700	217,575

		3,630,379

United States – 55.0%
Accenture Plc, Class A	5,100	328,950
Allergan, Inc.	2,900	276,747
Amazon.com, Inc.(a)	1,100	222,761
American Electric Power Co., Inc.	9,500	366,510
Ameriprise Financial, Inc.	6,500	371,345
Apple, Inc.(a)	1,160	695,385
AT&T, Inc.	11,700	365,391
Baxter International, Inc.	5,200	310,856
Biogen Idec, Inc.(a)	1,446	182,153
Caterpillar, Inc.	1,900	202,388
Cisco Systems, Inc.	9,300	196,695
Citigroup, Inc.	4,740	173,247
Comcast Corp., Class A	9,000	270,090
ConAgra Foods, Inc.	10,900	286,234
Costco Wholesale Corp.	3,900	354,120
Crown Holdings, Inc.(a)	7,700	283,591
CSX Corp.	11,200	241,024
Dominion Resources, Inc.	5,700	291,897
Dover Corp.	5,500	346,170
eBay, Inc.(a)	8,500	313,565
Eli Lilly & Co.	8,300	334,241
EMC Corp.(a)	9,300	277,884
EQT Corp.	3,300	159,093
Exelon Corp.	7,100	278,391
Exxon Mobil Corp.	9,900	858,627
F5 Networks, Inc.(a)	1,600	215,936
Federal Realty Investment Trust	3,100	300,049
FedEx Corp.	2,400	220,704
Fortinet, Inc.(a)	8,832	244,205
Freeport-McMoRan Copper & Gold, Inc., Class B	6,700	254,868
General Mills, Inc.	9,400	370,830
Gilead Sciences, Inc.(a)	4,247	207,466
The Goldman Sachs Group, Inc.	3,100	385,547
Google, Inc., Class A(a)	800	512,992
Huntsman Corp.	20,600	288,606
Informatica Corp.(a)	3,600	190,440
Intel Corp.	8,600	241,746
International Business Machines Corp.	1,900	396,435
International Paper Co.	13,000	456,300
Johnson & Johnson	3,300	217,668
JPMorgan Chase & Co.	13,400	616,132
KeyCorp	27,300	232,050
Kraft Foods, Inc.	8,500	323,085
Las Vegas Sands Corp.	4,300	247,551
Liberty Global, Inc.(a)	5,900	295,472
Lowe’s Cos., Inc.	10,200	320,076
Manpower, Inc.	2,524	119,562
Medtronic, Inc.	4,000	156,760
MetLife, Inc.	7,200	268,920
Microsoft Corp.	7,500	241,875
Monsanto Co.	3,600	287,136
The NASDAQ OMX Group, Inc.(a)	9,100	235,690
Newmont Mining Corp.	5,800	297,366
NII Holdings, Inc.(a)	4,600	84,226
NIKE, Inc., Class B	2,300	249,412
Occidental Petroleum Corp.	4,100	390,443
Oracle Corp.	7,900	230,364

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Owens Corning, Inc.(a)	7,800	$281,034
PepsiCo, Inc.	8,200	544,070
Pfizer, Inc.	15,800	358,028
Polycom, Inc.(a)	10,700	204,049
PPL Corp.	14,100	398,466
The Procter & Gamble Co.	3,000	201,630
QLIK Technologies, Inc.(a)	8,501	272,032
QUALCOMM, Inc.	4,300	292,486
Raytheon Co.	9,000	475,020
Reynolds American, Inc.	13,000	538,720
Rockwell Automation, Inc.	3,500	278,950
Rowan Cos., Inc.(a)	5,300	174,529
Schlumberger Ltd.	5,700	398,601
SPX Corp.	4,900	379,897
Stanley Black & Decker, Inc.	6,327	486,926
Stryker Corp.	3,600	199,728
Symantec Corp.(a)	8,200	153,340
Teradata Corp.(a)	4,046	275,735
TIBCO Software, Inc.(a)	6,065	184,982
Time Warner, Inc.	9,500	358,625
United States Steel Corp.	9,800	287,826
UnitedHealth Group, Inc.	5,300	312,382
Verizon Communications, Inc.	7,400	282,902
Viacom, Inc., Class B	4,800	227,808
Weatherford International Ltd.(a)	10,800	162,972
WellPoint, Inc.	1,600	118,080
Wells Fargo & Co.	13,600	464,304
Whirlpool Corp.	1,800	138,348
Whole Foods Market, Inc.	3,000	249,600

		25,788,337

Total Long-Term Investments (Cost – $42,524,361) – 97.2%		45,507,170

Short-Term Securities
Money Market Funds – 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(b)(c)	905,751	905,751

Total Short-Term Securities (Cost – $905,751) – 1.9%		905,751

Total Investments (Cost – $43,430,112*) – 99.1%		46,412,921
Other Assets Less Liabilities – 0.9%		433,567

Net Assets – 100.0%		$46,846,488

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$43,655,253

Gross unrealized appreciation	$4,819,434
Gross unrealized depreciation	(2,061,766)

Net unrealized appreciation	$2,757,668

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,242,262	(336,511)	905,751	$352
BlackRock Liquidity Series, LLC Money Market Series	$102,965	$(102,965)	–	$50

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	MXN	Mexican New Peso
	CHF	Swiss Franc	NOK	Norwegian Krone
	DKK	Danish Krone	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	180,000	USD	187,823	Citibank NA	4/11/12	$(1,539)
AUD	27,000	USD	28,685	Citibank NA	4/11/12	(743)
AUD	850,000	USD	869,805	Citibank NA	4/11/12	9,870
CAD	58,000	USD	57,930	Citibank NA	4/11/12	208
CAD	1,100,000	USD	1,075,931	Citibank NA	4/11/12	26,685
CHF	29,000	USD	32,040	Citibank NA	4/11/12	89
CHF	71,000	USD	77,992	Citibank NA	4/11/12	668
CHF	79,000	USD	86,570	Citibank NA	4/11/12	953
CHF	221,000	USD	241,108	UBS AG	4/11/12	3,735
CHF	564,000	USD	597,826	UBS AG	4/11/12	27,022
DKK	1,036,000	USD	186,753	Citibank NA	4/11/12	(1,063)
EUR	44,000	USD	57,751	Citibank NA	4/11/12	933
EUR	282,000	USD	372,021	Citibank NA	4/11/12	4,095
EUR	214,000	USD	281,311	Citibank NA	4/11/12	4,110
EUR	223,000	USD	293,272	Citibank NA	4/11/12	4,153
EUR	420,000	USD	550,993	Citibank NA	4/11/12	9,180
EUR	181,000	USD	239,939	UBS AG	4/11/12	1,469
GBP	96,000	USD	151,442	Citibank NA	4/11/12	2,102
GBP	629,000	USD	960,211	Citibank NA	4/11/12	45,823
GBP	291,000	USD	460,477	Credit Suisse Securities (USA) LLC	4/11/12	4,953
GBP	208,000	USD	325,915	UBS AG	4/11/12	6,764
HKD	654,000	USD	84,362	Citibank NA	4/11/12	(141)
HKD	850,000	USD	109,429	Citibank NA	4/11/12	33
JPY	14,267,000	USD	186,161	Citibank NA	4/11/12	(13,780)
JPY	13,310,000	USD	169,877	Citibank NA	4/11/12	(9,059)
JPY	9,935,000	USD	118,924	Citibank NA	4/11/12	1,115
JPY	58,102,000	USD	695,711	Citibank NA	4/11/12	6,305
JPY	81,278,500	USD	1,059,126	Royal Bank of Scotland	4/11/12	(77,081)
JPY	5,659,000	USD	70,459	UBS AG	4/11/12	(2,085)
MXN	1,631,000	USD	119,135	Citibank NA	4/11/12	8,249
NOK	1,102,000	USD	192,489	Citibank NA	4/11/12	963
SEK	3,440,000	USD	497,960	Royal Bank of Scotland	4/11/12	21,837
SGD	178,000	USD	138,127	Royal Bank of Scotland	4/11/12	3,475
USD	162,858	AUD	157,000	Deutsche Bank AG	4/11/12	376
USD	264,758	CAD	265,000	Citibank NA	4/11/12	(872)
USD	10,039	CAD	10,000	UBS AG	4/11/12	15
USD	117,045	CHF	107,000	Citibank NA	4/11/12	(1,499)
USD	93,307	CHF	85,000	Citibank NA	4/11/12	(863)
USD	63,715	CHF	58,000	Citibank NA	4/11/12	(543)
USD	2,199,113	EUR	1,735,000	Citibank NA	4/11/12	(114,935)
USD	206,495	EUR	160,000	Citibank NA	4/11/12	(6,904)
USD	1,751,277	EUR	1,368,000	Goldman Sachs & Co.	4/11/12	(73,286)
USD	185,552	EUR	140,000	Royal Bank of Scotland	4/11/12	(1,173)
USD	131,955	EUR	100,000	UBS AG	4/11/12	(1,420)
USD	108,354	EUR	82,000	UBS AG	4/11/12	(1,013)
USD	895,148	GBP	565,000	Royal Bank of Scotland	4/11/12	(8,524)
USD	142,008	GBP	90,000	UBS AG	4/11/12	(1,940)
USD	15,992	HKD	124,000	Citibank NA	4/11/12	23
USD	42,302	HKD	328,000	Citibank NA	4/11/12	63
USD	103,542	HKD	803,000	Citibank NA	4/11/12	133
USD	266,221	HKD	2,065,000	Citibank NA	4/11/12	294
USD	86,661	HKD	672,000	Credit Suisse Securities (USA) LLC	4/11/12	122
USD	23,087	HKD	179,000	UBS AG	4/11/12	36
USD	160,105	JPY	12,187,000	Citibank NA	4/11/12	12,856
USD	155,464	JPY	11,843,000	Deutsche Bank AG	4/11/12	12,371
USD	187,031	JPY	14,235,000	Royal Bank of Scotland	4/11/12	15,037
USD	66,983	JPY	5,146,000	UBS AG	4/11/12	4,807
USD	47,892	NOK	272,000	Citibank NA	4/11/12	143
USD	221,258	NOK	1,331,000	UBS AG	4/11/12	(12,394)

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	74,988	NOK	422,000	UBS AG	4/11/12	$908
USD	163,346	NOK	919,000	UBS AG	4/11/12	2,019
USD	69,744	SEK	464,000	Citibank NA	4/11/12	(368)
USD	31,558	SEK	211,000	Citibank NA	4/11/12	(325)
USD	71,761	SEK	482,000	Deutsche Bank AG	4/11/12	(1,071)

Total						$(88,629)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:
Common Stocks:
Argentina	$260,496	–	–	$260,496
Australia	–	$521,674	–	521,674
Belgium	–	385,992	–	385,992
Brazil	611,149	–	–	611,149
Canada	1,245,182	–	–	1,245,182
China	27,216	674,047	–	701,263
France	–	1,463,616	–	1,463,616
Germany	–	1,740,710	–	1,740,710
Hong Kong	–	733,840	–	733,840
India	–	258,238	–	258,238
Indonesia	–	264,236	–	264,236
Ireland	306,208	–	–	306,208
Israel	235,953	–	–	235,953
Italy	–	472,874	–	472,874
Japan	–	2,070,185	–	2,070,185
Luxembourg	–	139,747	–	139,747
Mexico	434,710	–	–	434,710
Netherlands	59,271	932,314	–	991,585
Norway	–	320,277	–	320,277
Singapore	253,305	129,987	–	383,292
South Africa	–	286,933	–	286,933
South Korea	–	840,458	–	840,458
Spain	–	179,689	–	179,689
Sweden	–	218,510	–	218,510
Switzerland	–	695,755	–	695,755
Taiwan	–	325,882	–	325,882
United Kingdom	$398,448	3,231,931	–	3,630,379
United States	25,788,337	–	–	25,788,337
Short-Term Securities	905,751	–	–	905,751

Total	$30,526,026	$15,886,895	–	$46,412,921

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$243,992	–	$243,992
Liabilities:
Foreign currency exchange contracts	–	(332,621)	–	(332,621)

Total	–	$(88,629)	–	$(88,629)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Foreign currency in the amount of $726,943 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23	USD	356	$375,580

Total Asset-Backed Securities – 0.3%			375,580

Common Stocks	Shares
Auto Components – 1.6%
Delphi Automotive Plc(a)		5,138	162,345
Delphi Automotive Plc (180-day lock) (acquired 11/17/11, cost $1,259,724)(a)(b)		63,928	1,986,440

			2,148,785

Chemicals – 0.1%
CF Industries Holdings, Inc.		800	146,120

Electrical Equipment – 0.0%
Medis Technologies Ltd.(a)		33,870	142

Energy Equipment & Services – 0.2%
Transocean Ltd.		4,500	246,150

Hotels, Restaurants & Leisure – 0.0%
Travelport Worldwide Ltd.		36,819	18,410

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd.(c)		59,550	84,777
Ainsworth Lumber Co. Ltd.		52,562	74,829

			159,606

Pharmaceuticals – 0.0%
Ironwood Pharmaceuticals, Inc.(a)		3,020	40,196

Software – 0.0%
Bankruptcy Management Solutions, Inc.		271	5

Total Common Stocks – 2.0%			2,759,414

Corporate Bonds	Par (000)
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		120	127,200
7.13%, 3/15/21		270	289,238
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		274	296,605

			713,043

Air Freight & Logistics – 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		292	303,498
Series 2, 12.38%, 8/16/15		295	306,829

			610,327

Airlines – 0.3%
Delta Air Lines, Inc., Series 2009-1-B,
9.75%, 6/17/18		61	64,833
United Air Lines, Inc.,
12.75%, 7/15/12		393	403,635

			468,468

Auto Components – 1.6%
Allison Transmission, Inc.,
11.00%, 11/01/15(c)		110	116,050
Baker Corp. International, Inc.,
8.25%, 6/01/19(c)		145	149,350
Delphi Corp.,
6.13%, 5/15/21(c)		180	191,700
Icahn Enterprises LP:
4.00%, 8/15/13(c)(d)(e)		155	154,380
8.00%, 1/15/18		700	728,000
IDQ Holdings, Inc.,
11.50%, 4/01/17(c)		215	220,375
International Automotive Components Group, SL,
9.13%, 6/01/18(c)		20	17,400
Jaguar Land Rover Plc,
8.25%, 3/15/20	GBP	248	397,827
Titan International, Inc.,
7.88%, 10/01/17	USD	220	234,300

			2,209,382

Biotechnology – 0.1%
QHP Pharma,
10.25%, 3/15/15(c)		83	83,965

Building Products – 0.5%
Building Materials Corp. of America(c):
7.00%, 2/15/20		160	170,000
6.75%, 5/01/21		300	318,375
Momentive Performance Materials, Inc.,
11.50%, 12/01/16		245	203,350

			691,725

Capital Markets – 0.7%
American Capital Ltd.,
7.96%, 12/31/13(f)		230	233,556
E*Trade Financial Corp.:
12.50%, 11/30/17(g)		250	290,937
3.30%, 8/31/19(c)(d)(h)		172	184,470
Series A, 4.05%, 8/31/19(d)(h)		3	3,218
KKR Group Finance Co.,
6.38%, 9/29/20(c)		300	314,129

			1,026,310

Chemicals – 4.7%
American Pacific Corp.,
9.00%, 2/01/15		435	437,719
Celanese US Holdings LLC:
6.63%, 10/15/18		275	292,875
5.88%, 6/15/21		420	443,100
Chemtura Corp.,
7.88%, 9/01/18		215	231,125

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Hexion US Finance Corp.:
8.88%, 2/01/18	USD	75	$77,625
6.63%, 4/15/20(c)		340	347,650
9.00%, 11/15/20		480	446,400
Huntsman International LLC:
8.63%, 3/15/20		45	50,288
8.63%, 3/15/21		110	123,475
Ineos Finance Plc,
8.38%, 2/15/19(c)		240	253,800
Kinove German Bondco GmbH,
9.63%, 6/15/18(c)		400	416,000
Koppers, Inc.,
7.88%, 12/01/19		340	362,950
Kraton Polymers LLC,
6.75%, 3/01/19		60	61,950
Lyondell Chemical Co.,
11.00%, 5/01/18		717	792,315
LyondellBasell Industries NV,
5.75%, 4/15/24(c)(i)		1,405	1,401,487
Nexeo Solutions LLC,
8.38%, 3/01/18(c)		90	89,100
NOVA Chemicals Corp.,
8.63%, 11/01/19		405	461,700
PolyOne Corp.,
7.38%, 9/15/20		100	106,000
Solutia, Inc.,
8.75%, 11/01/17		110	124,712
TPC Group LLC,
8.25%, 10/01/17		20	20,950

			6,541,221

Commercial Banks – 2.5%
CIT Group, Inc.:
7.00%, 5/02/16(c)		1,330	1,333,325
7.00%, 5/02/17(c)		1,390	1,393,475
5.25%, 3/15/18		360	367,200
5.50%, 2/15/19(c)		310	316,200
Eksportfinans ASA, 0.78%,
4/05/13(e)		48	46,239

			3,456,439

Commercial Services & Supplies – 2.5%
ARAMARK Corp.:
4.05%, 2/01/15		390	387,075
8.50%, 2/01/15		78	79,951
ARAMARK Holdings Corp., 8.63%,
5/01/16(c)(g)		120	123,000
Aviation Capital Group Corp.,
6.75%, 4/06/21(c)		250	242,477
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(c)		12	11,580
Casella Waste Systems, Inc.,
7.75%, 2/15/19		323	319,770
Clean Harbors, Inc.,
7.63%, 8/15/16		160	168,400
Covanta Holding Corp.,
6.38%, 10/01/22		135	137,158
Iron Mountain, Inc.,
7.75%, 10/01/19		210	229,425
Mobile Mini, Inc.,
7.88%, 12/01/20		315	335,475
RSC Equipment Rental, Inc.:
9.50%, 12/01/14		35	35,963
10.00%, 7/15/17(c)		440	510,400
8.25%, 2/01/21		576	613,440
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	137,064
8.75%, 12/01/18		100	122,034
West Corp.,
8.63%, 10/01/18	USD	65	71,337

			3,524,549

Communications Equipment – 0.3%
Avaya, Inc.,
9.75%, 11/01/15		253	249,205
Hughes Satellite Systems Corp.,
6.50%, 6/15/19		200	209,000

			458,205

Computers & Peripherals – 0.1%
SanDisk Corp.,
1.50%, 8/15/17		120	142,050

Construction & Engineering – 0.2%
Boart Longyear Management Property Ltd.,
7.00%, 4/01/21(c)		100	104,500
URS Corp.,
5.00%, 4/01/22(c)		180	177,929

			282,429

Consumer Finance – 1.3%
Credit Acceptance Corp.,
9.13%, 2/01/17		180	194,400
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		650	710,033
12.00%, 5/15/15		480	592,800
Residential Capital LLC,
9.63%, 5/15/15		150	127,500
Toll Brothers Finance Corp.,
5.88%, 2/15/22		125	128,477

			1,753,210

Containers & Packaging – 1.9%
Ardagh Packaging Finance Plc,
9.13%, 10/15/20(c)		200	209,500
Ball Corp.:
7.38%, 9/01/19		180	198,900
5.75%, 5/15/21		110	116,875
Berry Plastics Corp.:
4.35%, 9/15/14(e)		155	150,350
8.25%, 11/15/15		495	528,412
9.75%, 1/15/21		160	174,800
Cascades, Inc.,
7.75%, 12/15/17		265	265,000
Crown Americas LLC,
6.25%, 2/01/21		240	258,000
Graphic Packaging International, Inc.,
7.88%, 10/01/18		175	193,813
Greif, Inc.,
7.75%, 8/01/19		135	152,550
Sealed Air Corp.(c):
8.13%, 9/15/19		190	209,712
8.38%, 9/15/21		130	146,088

			2,604,000

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services – 0.3%
ServiceMaster Co.,
8.00%, 2/15/20(c)	USD	335	$356,775

Diversified Financial Services – 3.4%
Ally Financial, Inc.:
7.50%, 9/15/20		170	183,600
8.00%, 11/01/31		620	683,550
8.00%, 11/01/31		160	170,628
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		161	171,868
DPL, Inc.,
7.25%, 10/15/21(c)		605	671,550
General Motors Financial Co., Inc.,
6.75%, 6/01/18		150	160,209
Leucadia National Corp.,
8.13%, 9/15/15		392	439,040
Reynolds Group Issuer, Inc.(c):
8.75%, 10/15/16		505	534,037
7.13%, 4/15/19		225	234,563
7.88%, 8/15/19		400	430,000
9.88%, 8/15/19		435	444,787
6.88%, 2/15/21		200	207,000
8.25%, 2/15/21		100	94,000
WMG Acquisition Corp.(c):
9.50%, 6/15/16		65	70,850
11.50%, 10/01/18		305	326,350

			4,822,032

Diversified Telecommunication Services – 2.0%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		425	376,125
GCI, Inc.,
6.75%, 6/01/21		152	152,950
ITC Deltacom, Inc.,
10.50%, 4/01/16		140	147,000
Level 3 Communications, Inc.,
6.50%, 10/01/16		110	176,000
Level 3 Financing, Inc.(c):
8.13%, 7/01/19		921	950,932
8.63%, 7/15/20		550	577,500
TW Telecom Holdings, Inc.,
8.00%, 3/01/18		50	54,625
Windstream Corp.,
7.88%, 11/01/17		270	297,675

			2,732,807

Electric Utilities – 0.2%
FPL Energy National Wind Portfolio, LLC,
6.13%, 3/25/19(c)		220	215,040
IPALCO Enterprises, Inc.,
7.25%, 4/01/16(c)		105	114,450

			329,490

Electronic Equipment, Instruments & Components – 0.1%
Jabil Circuit, Inc.,
8.25%, 3/15/18		65	75,563

Energy Equipment & Services – 3.8%
Antero Resources Finance Corp.,
7.25%, 8/01/19(c)		85	87,550
Atwood Oceanics, Inc.,
6.50%, 2/01/20		120	126,000
Calfrac Holdings LP,
7.50%, 12/01/20(c)		315	316,575
Compagnie Generale de Geophysique – Veritas:
9.50%, 5/15/16		100	110,000
7.75%, 5/15/17		540	561,600
Forbes Energy Services Ltd.,
9.00%, 6/15/19		190	185,250
Frac Tech Services LLC,
7.63%, 11/15/18(c)		790	825,550
Gulfmark Offshore, Inc.,
6.38%, 3/15/22(c)		80	80,400
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20(c)		160	160,400
Key Energy Services, Inc.:
6.75%, 3/01/21(c)		155	158,488
6.75%, 3/01/21		260	267,150
MEG Energy Corp.,
6.50%, 3/15/21(c)		755	790,862
Oil States International, Inc.,
6.50%, 6/01/19		435	456,750
Peabody Energy Corp.:
6.25%, 11/15/21(c)		765	749,700
7.88%, 11/01/26		265	274,275
Transocean, Inc.,
6.38%, 12/15/21		120	135,020

			5,285,570

Food Products – 0.3%
Darling International, Inc.,
8.50%, 12/15/18		110	122,650
Del Monte Corp.,
7.63%, 2/15/19		105	104,475
JBS USA LLC,
11.63%, 5/01/14		50	58,250
Post Holdings, Inc.,
7.38%, 2/15/22(c)		170	178,075

			463,450

Health Care Equipment & Supplies – 0.9%
Bausch & Lomb, Inc.,
9.88%, 11/01/15		65	68,413
Biomet, Inc.:
10.00%, 10/15/17		100	107,625
10.38%, 10/15/17(g)		395	425,612
DJO Finance LLC:
10.88%, 11/15/14		101	102,515
7.75%, 4/15/18		180	147,600
DJO Finance LLC / DJO Finance Corp.,
8.75%, 3/15/18(c)		190	191,900
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(c)		54	58,860
Teleflex, Inc.,
6.88%, 6/01/19		155	167,012

			1,269,537

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services – 4.0%
Aviv Healthcare Properties LP,
7.75%, 2/15/19	USD	205	$210,638
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
7.75%, 2/15/19(c)		80	81,400
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19(c)		80	82,800
Crown Newco 3 Plc,
7.00%, 2/15/18	GBP	194	297,115
Fresenius Medical Care US Finance, Inc.,
6.88%, 7/15/17	USD	320	354,400
HCA, Inc.:
6.25%, 2/15/13		630	646,537
6.50%, 2/15/20		600	630,000
7.88%, 2/15/20		185	203,269
7.25%, 9/15/20		340	370,175
5.88%, 3/15/22		70	70,088
IASIS Healthcare LLC,
8.38%, 5/15/19		515	500,837
INC Research LLC,
11.50%, 7/15/19(c)		215	209,625
inVentiv Health, Inc.,
10.00%, 8/15/18(c)		75	67,875
Omnicare, Inc.,
7.75%, 6/01/20		290	321,900
PSS World Medical, Inc.,
6.38%, 3/01/22(c)		150	154,125
Symbion, Inc.,
8.00%, 6/15/16		180	178,200
Tenet Healthcare Corp.:
10.00%, 5/01/18		60	68,700
6.25%, 11/01/18(c)		170	175,525
8.88%, 7/01/19		530	593,600
USPI Finance Corp.,
9.00%, 4/01/20(c)(i)		135	139,050
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.,
7.75%, 2/01/19(c)		180	179,100

			5,534,959

Health Care Technology – 0.9%
IMS Health, Inc.,
12.50%, 3/01/18(c)		1,020	1,206,150

Hotels, Restaurants & Leisure – 3.3%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		485	528,650
10.00%, 12/15/18		1,365	1,054,462
Caesars Operating Escrow, LLC.,
8.50%, 2/15/20(c)		220	223,850
Diamond Resorts Corp.,
12.00%, 8/15/18		550	588,500
El Dorado Resorts LLC,
8.63%, 6/15/19(c)		75	71,250
Gategroup Finance Luxembourg SA,
6.75%, 3/01/19	EUR	100	133,205
HRP Myrtle Beach Operations LLC,
7.38%, 4/01/12(a)(c)(j)	USD	750	–
MGM Resorts International:
13.00%, 11/15/13		40	46,350
4.25%, 4/15/15(d)		280	296,450
11.13%, 11/15/17		805	910,656
Travelport LLC:
5.11%, 9/01/14(e)		145	79,025
9.88%, 9/01/14		35	22,138
9.00%, 3/01/16		60	36,225
6.58%, 12/01/16(c)(e)(g)		197	140,609
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14(a)(j)		95	–
Waterford Gaming LLC,
8.63%, 9/15/14(c)		310	116,865
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
5.38%, 3/15/22(c)		315	307,125

			4,555,360

Household Durables – 1.4%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		220	239,525
Jarden Corp.,
7.50%, 5/01/17		75	82,500
Meritage Homes Corp.,
7.00%, 4/01/22(c)(i)		75	75,187
Pulte Group, Inc.,
6.38%, 5/15/33		30	24,150
Ryland Group, Inc.,
6.63%, 5/01/20		195	196,950
Spie BondCo 3 SCA,
11.00%, 8/15/19(i)	EUR	156	210,658
Standard Pacific Corp.:
10.75%, 9/15/16	USD	670	770,500
8.38%, 1/15/21		350	367,500

			1,966,970

Household Products – 0.2%
Spectrum Brands Holdings, Inc.,
9.50%, 6/15/18(c)		305	343,888

Independent Power Producers & Energy Traders – 2.8%
AES Corp.:
9.75%, 4/15/16		95	111,150
7.38%, 7/01/21(c)		85	93,925
Calpine Corp. (c):
7.25%, 10/15/17		210	222,600
7.50%, 2/15/21		35	37,363
7.88%, 1/15/23		95	102,600
Energy Future Holdings Corp.,
10.00%, 1/15/20		815	884,275
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		1,369	1,492,210
11.75%, 3/01/22(c)		330	337,425
Laredo Petroleum, Inc.,
9.50%, 2/15/19		300	333,750
NRG Energy, Inc.,
7.63%, 1/15/18		175	175,437

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
QEP Resources, Inc.,
5.38%, 10/01/22	USD	171	$169,504

			3,960,239

Industrial Conglomerates – 1.5%
Sequa Corp.(c):
11.75%, 12/01/15		690	733,125
13.50%, 12/01/15		1,283	1,362,038

			2,095,163

Insurance – 0.4%
CNO Financial Group, Inc.,
9.00%, 1/15/18(c)		196	211,680
Genworth Financial, Inc.,
7.63%, 9/24/21		230	237,928
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(c)		135	112,219

			561,827

IT Services – 2.1%
Alliance Data Systems Corp.,
6.38%, 4/01/20(c)		180	183,150
Epicor Software Corp.,
8.63%, 5/01/19		300	306,750
Fidelity National Information Services, Inc.,
5.00%, 3/15/22(c)		210	206,850
First Data Corp.:
7.38%, 6/15/19(c)		530	539,937
8.88%, 8/15/20(c)		140	151,725
8.25%, 1/15/21(c)		710	694,025
12.63%, 1/15/21		385	385,963
SunGard Data Systems, Inc.:
7.38%, 11/15/18		210	223,125
7.63%, 11/15/20		270	288,225

			2,979,750

Machinery – 0.6%
SPX Corp.,
6.88%, 9/01/17		90	98,550
UR Financing Escrow Corp.(c):
5.75%, 7/15/18		132	135,135
7.38%, 5/15/20		235	240,288
7.63%, 4/15/22		420	431,550

			905,523

Media – 8.8%
Affinion Group, Inc.,
7.88%, 12/15/18		435	395,850
AMC Networks, Inc.,
7.75%, 7/15/21(c)		205	228,575
CCO Holdings LLC:
7.88%, 4/30/18		110	118,800
7.38%, 6/01/20		140	151,900
6.50%, 4/30/21		192	198,720
Checkout Holding Corp.,
10.98%, 11/15/15(c)(h)		265	109,975
Cinemark USA, Inc.,
8.63%, 6/15/19		100	111,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		650	709,312
7.63%, 3/15/20(c)		645	632,100
Series B, 9.25%, 12/15/17		2,093	2,294,451
DISH DBS Corp.,
6.75%, 6/01/21		275	296,312
Gray Television, Inc.,
10.50%, 6/29/15		295	306,800
Harland Clarke Holdings Corp.:
6.00%, 5/15/15(e)		140	103,600
9.50%, 5/15/15		120	100,800
Harron Communications LP/Harron Finance Corp.,
9.13%, 4/01/20(c)(i)		170	175,525
Intelsat Luxemburg SA:
11.25%, 6/15/16		350	368,375
11.25%, 2/04/17		240	249,600
11.50%, 2/04/17(g)		880	915,200
Interactive Data Corp.,
10.25%, 8/01/18		640	723,200
Kabel BW Erste Beteiligungs GmbH,
7.50%, 3/15/19(c)		680	734,400
Lamar Media Corp.,
5.88%, 2/01/22(c)		75	76,313
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(c)		360	383,400
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(c)		300	329,250
Nielsen Finance LLC,
7.75%, 10/15/18		960	1,058,400
ProQuest LLC,
9.00%, 10/15/18(c)		230	198,950
ProtoStar I Ltd.,
18.00%, 10/15/12(a)(c)(d)(j)		599	300
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH),
8.13%, 12/01/17(c)		1,180	1,274,400
UPC Holding BV,
9.88%, 4/15/18(c)		100	110,500

			12,356,008

Metals & Mining – 2.1%
Eco-Bat Finance Plc,
7.75%, 2/15/17	EUR	130	173,814
Goldcorp, Inc.,
2.00%, 8/01/14(d)	USD	280	337,750
Newmont Mining Corp., Series A,
1.25%, 7/15/14(d)		195	245,700
Novelis, Inc.,
8.75%, 12/15/20		1,565	1,713,675
Taseko Mines Ltd.,
7.75%, 4/15/19		250	238,125
Vedanta Resources Plc,
8.25%, 6/07/21(c)		200	185,500

			2,894,564

Multiline Retail – 0.9%
Dollar General Corp.,
11.88%, 7/15/17(e)		1,175	1,274,887

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels – 12.3%
Aurora USA Oil & Gas, Inc.,
9.88%, 2/15/17(c)	USD	200	$208,000
Berry Petroleum Co.,
6.38%, 9/15/22		245	251,737
Bill Barrett Corp.,
9.88%, 7/15/16		15	16,500
BreitBurn Energy Partners LP,
7.88%, 4/15/22(c)		135	137,700
Chesapeake Energy Corp.,
9.50%, 2/15/15		45	51,525
Chesapeake Midstream Partners LP(c):
5.88%, 4/15/21		178	177,110
6.13%, 7/15/22		285	287,137
Chesapeake Oilfield Operating LLC,
6.63%, 11/15/19(c)		55	54,588
Cimarex Energy Co.,
5.88%, 5/01/22(i)		180	183,600
Coffeyville Resources LLC,
9.00%, 4/01/15(c)		376	402,320
Concho Resources, Inc.:
7.00%, 1/15/21		185	198,413
6.50%, 1/15/22		105	110,775
5.50%, 10/01/22		240	236,400
Consol Energy, Inc.,
8.25%, 4/01/20		695	726,275
Continental Resources, Inc.,
7.13%, 4/01/21		370	410,700
Copano Energy LLC,
7.13%, 4/01/21		180	189,450
Crosstex Energy LP,
8.88%, 2/15/18		80	85,000
Denbury Resources, Inc.,
8.25%, 2/15/20		34	37,995
El Paso Corp.,
7.00%, 6/15/17		100	111,354
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		385	416,762
7.75%, 6/15/19		360	370,800
Hilcorp Energy I LP (c):
8.00%, 2/15/20		350	378,000
7.63%, 4/15/21		600	648,000
Holly Energy Partners LP,
6.50%, 3/01/20(c)		80	81,200
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19(c)		170	179,775
Linn Energy LLC:
6.50%, 5/15/19(c)		50	49,000
6.25%, 11/01/19(c)		980	950,600
8.63%, 4/15/20		115	123,913
7.75%, 2/01/21		125	129,688
MarkWest Energy Partners LP:
6.75%, 11/01/20		120	129,600
6.25%, 6/15/22		255	267,750
Newfield Exploration Co.,
6.88%, 2/01/20		685	717,537
Niska Gas Storage US LLC,
8.88%, 3/15/18		55	51,700
Oasis Petroleum, Inc.:
7.25%, 2/01/19		200	210,500
6.50%, 11/01/21		150	150,750
OGX Petroleo e Gas Participacoes SA(c):
8.50%, 6/01/18		2,240	2,327,360
8.38%, 4/01/22		355	358,550
PBF Holding Co. LLC,
8.25%, 2/15/20(c)		150	153,000
PetroBakken Energy Ltd.,
8.63%, 2/01/20(c)		525	547,312
Petrohawk Energy Corp.,
6.25%, 6/01/19		475	537,937
Petroleum Geo-Services ASA,
7.38%, 12/15/18(c)		300	312,000
Pioneer Natural Resources Co.:
6.65%, 3/15/17		70	80,031
6.88%, 5/01/18		235	276,399
7.50%, 1/15/20		105	128,427
7.20%, 1/15/28		135	163,108
Plains Exploration & Production Co.:
10.00%, 3/01/16		85	93,925
6.63%, 5/01/21		410	434,600
6.75%, 2/01/22		190	198,550
Precision Drilling Corp.,
6.50%, 12/15/21(c)		175	182,875
Range Resources Corp.:
8.00%, 5/15/19		170	186,575
6.75%, 8/01/20		100	108,500
5.75%, 6/01/21		370	388,500
5.00%, 8/15/22		175	172,813
Regency Energy Partners LP / Regency Energy Finance Corp.,
6.88%, 12/01/18		210	222,075
Ruby Pipeline LLC,
6.00%, 4/01/22(c)		200	204,368
Samson Investment Co.,
9.75%, 2/15/20(c)		280	283,500
SandRidge Energy, Inc.,
7.50%, 3/15/21		215	211,775
SM Energy Co.:
6.63%, 2/15/19		165	174,900
6.50%, 11/15/21		275	292,875
Targa Resources Partners LP:
6.88%, 2/01/21		145	150,800
6.38%, 8/01/22(c)		125	126,875
Vanguard Natural Resources,
7.88%, 4/01/20		140	138,984
Whiting Petroleum Corp.,
6.50%, 10/01/18		75	79,875

			17,268,643

Paper & Forest Products – 1.8%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15(c)(g)		518	414,375
Boise Cascade LLC,
7.13%, 10/15/14		195	196,463

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

		1,097,500	1,097,500
Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Boise Paper Holdings LLC:
9.00%, 11/01/17	USD	365	$402,412
8.00%, 4/01/20		235	258,500
Clearwater Paper Corp.:
10.63%, 6/15/16		215	240,800
7.13%, 11/01/18		145	153,700
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16(c)		185	188,469
NewPage Corp.,
11.38%, 12/31/14(a)(j)		917	614,390
Sappi Papier Holding GmbH,
6.63%, 4/15/21(c)		75	70,125

			2,539,234

Pharmaceuticals – 0.8%
Jaguar Holding Co. II,
9.50%, 12/01/19(c)		220	238,700
Spectrum Brands, Inc.,
6.75%, 3/15/20(c)		130	131,300
Valeant Pharmaceuticals International(c):
6.50%, 7/15/16		655	666,462
7.25%, 7/15/22		55	54,450

			1,090,912

Professional Services – 0.1%
FTI Consulting, Inc.,
7.75%, 10/01/16		170	174,888

Real Estate Investment Trusts (REITs) – 0.5%
Felcor Lodging LP,
6.75%, 6/01/19		750	757,500

Real Estate Management & Development – 2.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15		650	641,875
Realogy Corp.:
11.50%, 4/15/17		370	348,725
12.00%, 4/15/17		50	47,000
7.88%, 2/15/19(c)		975	975,000
7.63%, 1/15/20(c)		445	465,025
9.00%, 1/15/20(c)		185	190,550
Shea Homes LP, 8.63%, 5/15/19(c)		735	764,400

			3,432,575

Road & Rail – 0.8%
Avis Budget Car Rental LLC,
8.25%, 1/15/19		55	57,337
Florida East Coast Railway Corp.,
8.13%, 2/01/17		160	163,200
The Hertz Corp.,
7.50%, 10/15/18		415	440,419
The Hertz Corp.:
6.75%, 4/15/19(c)		150	155,250
7.38%, 1/15/21		310	330,150

			1,146,356

Semiconductors & Semiconductor Equipment – 0.2%
Spansion LLC,
7.88%, 11/15/17		250	241,250

Software – 0.9%
Lawson Software, Inc.,
9.38%, 4/01/19(c)(i)		910	941,850
Sophia LP,
9.75%, 1/15/19(c)		306	326,655

			1,268,505

Specialty Retail – 1.4%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20		195	210,112
Claire’s Stores, Inc.,
9.00%, 3/15/19(c)		145	149,894
Limited Brands, Inc.,
5.63%, 2/15/22		85	85,744
QVC, Inc. (c):
7.13%, 4/15/17		120	127,800
7.50%, 10/01/19		190	208,525
7.38%, 10/15/20		140	154,000
Sally Holdings LLC,
6.88%, 11/15/19(c)		195	207,675
United Auto Group, Inc.,
7.75%, 12/15/16		820	853,833

			1,997,583

Textiles, Apparel & Luxury Goods – 0.2%
Phillips-Van Heusen Corp.,
7.38%, 5/15/20		255	281,138

Trading Companies & Distributors – 0.4%
Aircastle, Ltd. (c):
6.75%, 4/15/17		240	240,000
7.63%, 4/15/20		190	190,000
Interline Brands, Inc.,
7.00%, 11/15/18		120	126,600

			556,600

Wireless Telecommunication Services – 5.1%
Cricket Communications, Inc.,
7.75%, 5/15/16		380	400,900
Digicel Group Ltd. (c):
9.13%, 1/15/15		793	806,878
8.25%, 9/01/17		765	808,987
10.50%, 4/15/18		200	221,000
iPCS, Inc.,
2.67%, 5/01/13(e)		795	763,200
Matterhorn Mobile Holdings SA,
8.25%, 2/15/20	EUR	101	140,092
MetroPCS Wireless, Inc.,
6.63%, 11/15/20	USD	660	655,875
NII Capital Corp.,
7.63%, 4/01/21		354	346,035
SBA Telecommunications, Inc.,
8.00%, 8/15/16		154	165,550
Sprint Capital Corp.,
6.88%, 11/15/28		940	719,100
Sprint Nextel Corp. (c):
9.00%, 11/15/18		1,000	1,097,500

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (c) (concluded):
7.00%, 3/01/20	USD	1,040	$1,055,600

			7,180,717

Total Corporate Bonds – 84.6%			118,471,736

Floating Rate Loan Interests(e)
Auto Components – 0.2%
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		255	256,076

Capital Markets – 0.1%
Nuveen Investments, Inc. (First Lien), Incremental Term Loan,
7.25%, 5/13/17		175	175,583

Chemicals – 0.1%
Styron Sarl LLC, Term Loan B,
6.00%, 8/02/17		173	157,337

Commercial Services & Supplies – 0.5%
AWAS Finance Luxembourg Sarl, Term Loan B,
5.25%, 6/10/16		220	220,000
Volume Services America, Inc., Term Loan B,
10.50% – 10.75%, 9/16/16		469	471,849

			691,849

Communications Equipment – 0.0%
Avaya, Inc., Term Loan B,
3.24%, 10/24/14		55	52,795

Consumer Finance – 0.5%
Springleaf Finance Corp, Term Loan,
5.50%, 5/10/17		715	656,606

Diversified Consumer Services – 0.1%
ServiceMaster Co.:
Closing Date Term Loan,
2.75% - 2.99%, 7/24/14		122	120,120
Delayed Draw Term Loan,
2.75%, 7/24/14		12	11,962

			132,082

Diversified Telecommunication Services – 0.4%
Level 3 Financing, Inc., Term Loan B-3,
5.75%, 8/31/18		525	529,704

Electronic Equipment, Instruments & Components – 0.0%
CDW LLC (FKA CDW Corp.), Non-Extended Term Loan,
3.74%, 10/10/14		52	51,957

Energy Equipment & Services – 1.7%
Dynegy Holdings, Inc.:
Coal Co. Term Loan,
9.25%, 8/04/16		791	807,178
Gas Co. Term Loan,
9.25%, 8/04/16		1,448	1,510,281

			2,317,459

Food Products – 0.3%
Advance Pierre Foods, Term Loan (Second Lien),
11.25%, 9/29/17		400	402,668

Health Care Equipment & Supplies – 0.3%
Hupah Finance Inc., Term Loan B,
6.25%, 1/21/19		395	397,224

Health Care Providers & Services – 0.7%
Community Health Systems, Inc., Non-Extended Term Loan,
2.49% – 2.74%, 7/25/14		38	37,917
Emergency Medical Services, Term Loan,
5.25%, 5/25/18		69	69,424
Harden Healthcare LLC:
Add-on Term Loan,
8.50%, 3/02/15		131	128,675
Tranche A Term Loan,
7.75%, 3/02/15		240	235,022
Health Management Associates, Inc., Term Loan B,
4.50%, 11/16/18		204	202,727
inVentiv Health, Inc., Term Loan B,
6.50%, 8/04/16		353	334,586

			1,008,351

Hotels, Restaurants & Leisure – 1.0%
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4,
9.50%, 10/31/16		259	266,233
Term Loan B1,
3.24%, 1/28/15		382	363,074
Term Loan B2,
3.24%, 1/28/15		163	154,717
Term Loan B3,
3.00% - 3.24%, 1/28/15		479	455,831
OSI Restaurant Partners LLC:
Revolver,
0.29% - 4.50%, 6/14/13		5	4,845
Term Loan B,
2.56% - 4.50%, 6/14/14		50	48,988
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan,
6.54%, 9/28/12		89	33,953
Extended Tranche B Term Loan,
14.04%, 12/01/16		278	20,821

			1,348,462

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(e)	Par (000)			Value
Independent Power Producers & Energy Traders – 0.1%
Texas Competitive Electric Holdings Co. LLC (FKA TXU), Extended Term Loan,
4.74%, 10/10/17	USD	262		$145,512

Industrial Conglomerates – 0.2%
Sequa Corp., Incremental Term Loan,
6.25%, 12/03/14		229		229,927

IT Services – 0.2%
First Data Corp., Extended Term Loan B,
4.24%, 3/23/18		330		300,465

Leisure Equipment & Products – 0.2%
Eastman Kodak Co., Term Loan B,
8.50%, 7/20/13		297		301,573

Machinery – 0.2%
Rexnord Corp., Hybrid Term Laon,
5.00%, 4/02/18		304		303,921

Media – 2.8%
Affinion Group, Inc., Term Loan B,
5.00%, 10/10/16		65		61,373
Cengage Learning Acquisitions, Inc., Term Loan, 7/03/14		50		45,892
Clear Channel Communications:
Term Loan B,
3.89%, 1/28/16		1,024		827,822
Term Loan C,
3.89%, 1/28/16		210		163,989
EMI Music Publishing, Ltd., Term Loan B, 11/14/17		290		291,378
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		1,687		1,698,318
Interactive Data Corp., New Term Loan B,
4.50%, 2/12/18		209		209,079
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		550		565,125

				3,862,976

Oil, Gas & Consumable Fuels – 0.5%
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		735		738,825

Paper & Forest Products – 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		250		252,707

Pharmaceuticals – 0.2%
Pharmaceutical Products Development, Inc., Term Loan B,
6.25%, 12/05/18		204		206,821

Real Estate Investment Trusts (REITs) – 0.3%
iStar Financial, Inc., Term Loan A,
5.00%, 6/28/13		407		406,028

Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit,
4.53%, 10/10/16		33		30,317
Extended Term Loan B,
4.77%, 10/10/16		230		214,237

				244,554

Software – 0.4%
Lawson Software, Term Loan B,
6.25%, 3/30/18		630		623,700

Specialty Retail – 0.1%
Claire’s Stores, Inc., Term Loan B,
2.99% - 3.30%, 5/29/14		200		190,079

Wireless Telecommunication Services – 1.0%
Crown Castle International Corp., Term Loan B,
4.00%, 1/31/19		75		73,728
Vodafone Americas Finance 2, Inc., Term Loan,
6.88%, 8/11/15		1,384		1,391,331

				1,465,059

Total Floating Rate Loan Interests – 12.5%				17,450,300

Other Interests(k)
	Benefical Interest (000)
Household Durables – 0.1%
Stanley Martin, Class B Membership Units (acquired 12/09/09, cost $240,152)(b)		–	(l)	206,734

Total Other Interests – 0.1%				206,734

Preferred Securities	Par (000)
Capital Trusts
Insurance – 0.1%
Genworth Financial, Inc.,
6.15%, 11/15/66(e)		210		141,750

Total Capital Trusts – 0.1%				141,750

Preferred Stocks	Shares
Auto Components – 0.7%
Dana Holding Corp.(c)(d)		7,750		1,020,094

Diversified Financial Services – 1.0%
Ally Financial, Inc.(c)		1,700		1,416,260

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Securities	Shares	Value
Preferred Stocks
Real Estate Investment Trusts (REITs) – 0.1%
MPG Office Trust, Inc., Series A(a)	4,287	$63,662
Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series O(e)(m)	10,000	1,400
Freddie Mac, Series Z I(a)(e)	32,188	44,741
		46,141

Total Preferred Stocks – 1.8%		2,546,157

Trust Preferreds
Diversified Financial Services – 0.6%
GMAC Capital Trust I,
8.13%, 2/15/40(d)	37,530	867,318

Total Preferred Securities –2.7%		3,555,225

Warrants(n)
Media – 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	15,990	117,163

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	181	–

Total Warrants – 0.1%		117,163

Total Long-Term Investments (Cost – $141,254,399) – 102.1%		142,936,152

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(o)(p)	801,595	801,595

Total Short-Term Securities (Cost – $801,595) – 0.6%		801,595

Total Investments (Cost – $142,055,994*) – 102.7%		143,737,747
Liabilities in Excess of Other Assets – (2.7)%		(3,726,537)

Net Assets – 100.0%		$140,011,210

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,394,279

Gross unrealized appreciation	$5,976,639
Gross unrealized depreciation	(4,633,171)

Net unrealized appreciation	$1,343,468

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held 1.6% of its net assets, with a current value of $2,193,174 and an original cost of $1,499,876, in these securities.

(c)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Securities	$183,600	$3,600
Suntrust Robinson	$175,525	$5,525
Bank of America	$941,850	$6,800
JPMorgan Securities	$1,401,488	$(3,513)
Citigroup Global Markets, Inc.	$75,187	$188
Morgan Stanley Co.	$210,658	$2,866
Barclays Capital, Inc.	$139,050	$1,750

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Amount is less than $500.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

(o)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,974,567	(1,172,972)	801,595	$555

(p)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	DIP	Debtor-in-possession
	EUR	Euro
	FKA	Formerly Known As
	GBP	British Pound
	USD	US Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
21	S&P 500 EMini Index Future	Chicago Mercantile	June 2012	$1,473,360	$(70,499)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$55	$(3,460)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$45	(3,245)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$90	(5,362)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$45	(1,635)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$45	(1,958)

Total					$(15,660)

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	533,680	EUR	400,000	Citibank NA	4/02/12	$200
USD	146,395	CAD	150,000	Citibank NA	4/11/12	(3,961)
USD	390,590	GBP	247,000	Citibank NA	4/11/12	(4,467)
USD	299,696	GBP	188,000	Citibank NA	4/11/12	(994)
EUR	400,000	USD	533,715	Citibank NA	4/18/12	(201)
USD	133,923	EUR	101,000	Deutsche Bank Securities, Inc.	4/18/12	(789)
USD	862,185	EUR	660,000	UBS AG	4/18/12	(18,113)
USD	235,141	EUR	178,000	UBS AG	4/18/12	(2,272)

Total						$(30,597)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	$375,580	–	$375,580
Common Stocks	$754,559	1,986,440	$18,415	2,759,414
Corporate Bonds	–	117,861,109	610,627	118,471,736
Floating Rate Loan Interests	–	14,901,673	2,548,627	17,450,300
Other Interests	–	–	206,734	206,734
Preferred Securities	977,121	2,578,104	–	3,555,225
Warrants	–	117,163	–	117,163
Short-Term Securities	801,595	–	–	801,595

Total	$2,533,275	137,820,069	$3,384,403	$143,737,747

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$200	–	$200
Liabilities:
Foreign currency exchange contracts	–	(30,797)	–	(30,797)
Interest rate contracts	$(70,499)	(15,660)	–	(86,159)

Total	$(70,499)	$(46,257)	–	$(116,756)

[1]

Derivative financial instruments are foreign currency exchange contracts and financial futures contracts. Foreign currency exchange contracts and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$35,931	–	–	$35,931
Cash pledged as collateral for financial futures contracts	101,000	–	–	101,000
Foreign currency	575,377	–	–	575,377

Total	$712,308	–	–	$712,308

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets/Liabilities:
Opening Balance, as of December 31, 2011	$18,414	$621,707	$2,837,837	$192,893	$2	$3,670,853
Transfers into Level 3 [1]	–	–	–	–	–	–
Transfers out of Level 3[1]	–	–	(231,725)	–	–	(231,725)
Accrued discounts/premiums	–	41	14,682	–	–	14,723
Net realized gain (loss)	–	–	685	–	–	685
Net change in unrealized appreciation/depreciation[2]	1	8,129	(48,330)	13,841	(2)	(26,361)
Purchases	–	–	61,060	–	–	61,060
Sales	–	(19,250)	(85,582)	–	–	(104,832)

Closing Balance, as of March 31,2012	$18,415	$610,627	$2,548,627	$206,734	–	$3,384,403

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2012 was $(26,233).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	13

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Belgium – 3.1%
Anheuser-Busch InBev NV		62,552	$4,555,584

Brazil – 1.6%
OGX Petroleo e Gas Participacoes SA(a)		291,300	2,412,806

Canada – 3.1%
Rogers Communications, Inc., Class B		113,196	4,494,021

China – 4.4%
China Construction Bank, Class H		3,386,000	2,613,379
China Life Insurance Co. Ltd., Class H		942,000	2,446,698
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)(b)		1,057,000	1,405,464

			6,465,541

France – 10.1%
BNP Paribas SA		40,179	1,911,321
Sanofi-Aventis		97,381	7,555,939
Schneider Electric SA		51,129	3,344,900
Vallourec SA		29,846	1,891,382

			14,703,542

Germany – 7.1%
Daimler AG, Registered Shares		38,408	2,316,012
Infineon Technologies AG		338,484	3,459,434
Linde AG		26,079	4,678,183

			10,453,629

India – 1.6%
ICICI Bank Ltd. - ADR		66,400	2,315,368

Japan – 12.6%
Makita Corp.		53,700	2,179,793
Nidec Corp.		32,900	3,007,881
Nissan Motor Co. Ltd.		334,100	3,592,254
Nitto Denko Corp.		63,100	2,573,172
NTT DoCoMo, Inc.		2,277	3,786,877
Tokyo Electron Ltd.		57,500	3,315,701

			18,455,678

Netherlands – 1.3%
ING Groep NV CVA(a)		222,813	1,855,599

Singapore – 1.1%
Noble Group Ltd.		1,460,000	1,604,064

South Korea – 1.5%
LG Chem Ltd.		6,944	2,273,388

Sweden – 2.3%
Hennes & Mauritz AB, B Shares		92,071	3,328,302

Switzerland – 10.9%
Novartis AG, Registered Shares		104,470	5,783,212
Roche Holding AG		19,644	3,418,652
The Swatch Group Ltd., Bearer Shares		6,964	3,201,424
UBS AG, Registered Shares(a)		246,485	3,454,428

			15,857,716

Thailand – 1.3%
Kasikornbank Public Co. Ltd.		371,400	1,854,339

United Kingdom – 24.3%
BG Group Plc		203,149	4,710,348
HSBC Holdings Plc		451,818	4,013,144
Imperial Tobacco Group Plc		165,293	6,705,236
Reckitt Benckiser Group Plc		104,163	5,893,335
Rio Tinto Plc		57,878	3,208,015
Standard Chartered Plc		105,856	2,643,399
Tullow Oil Plc		136,323	3,331,955
Vodafone Group Plc		1,803,181	4,973,794

			35,479,226

United States – 10.9%
Activision Blizzard, Inc.		362,736	4,650,275
Google, Inc., Class A(a)		3,628	2,326,419
Lam Research Corp.(a)(b)		68,986	3,078,155
Liberty Global, Inc.(a)		39,660	1,986,173
Teva Pharmaceutical Industries Ltd. - ADR		38,507	1,735,125
Veeco Instruments, Inc.(a)		73,266	2,095,408

			15,871,555

Total Long-Term Investments (Cost – $125,838,444) – 97.2%			141,980,358

Short-Term Securities
Money Market Funds – 6.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14%(c)(d)		5,966,838	5,966,838

	Beneficial Interest (000)
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.24%(c)(d)(e)	USD	3,754	3,753,848

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

	Par (000)		Value
Time Deposits – 0.7%
Denmark – 0.0%
Brown Brothers Harriman & Co.,
0.02%, 4/03/12	DKK	19	$3,407

United Kingdom – 0.7%
JPMorgan Chase & Co.,
0.06%, 4/03/12	GBP	644	1,029,937

Total Time Deposits			1,033,344

Total Short-Term Securities (Cost – $10,754,030) – 7.4%			10,754,030

Total Investments (Cost - $136,592,474*) – 104.6%			152,734,388
Liabilities in Excess of Other Assets – (4.6)%			(6,721,240)

Net Assets – 100.0%			$146,013,148

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$137,088,215

Gross unrealized appreciation	$17,124,497
Gross unrealized depreciation	(1,478,324)

Net unrealized appreciation	$15,646,173

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,413,490	4,553,348	5,966,838	$1,631
BlackRock Liquidity Series, LLC Money Market Series	$1,495,000	$2,258,848	$3,753,848	$16,377

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	KRW	South Korean Won
	SGD	Singapore Dollar
	THB	Thai Baht
	USD	US Dollar

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	760,987	JPY	63,206,085	State Street Global Markets, LLC	4/02/12	$(2,648)
BRL	132,257	USD	72,000	Brown Brothers Harriman	4/03/12	452
CAD	132,155	USD	132,604	Citibank NA	4/03/12	(111)
CHF	273,668	USD	303,099	Goldman Sachs International	4/03/12	67
EUR	554,569	USD	739,906	Goldman Sachs International	4/03/12	(277)
GBP	617,157	USD	986,772	Goldman Sachs International	4/03/12	371
HKD	1,502,797	USD	193,567	Citibank NA	4/03/12	(46)
KRW	76,663,330	USD	67,826	Brown Brothers Harriman	4/03/12	(165)
JPY	36,718,315	USD	448,006	Citibank NA	4/04/12	(4,388)
SGD	60,831	USD	48,456	Citibank NA	4/04/12	(64)
THB	1,732,855	USD	56,280	Brown Brothers Harriman	4/04/12	(109)
AUD	5,257,000	USD	5,372,785	Citibank NA	4/19/12	62,820
USD	2,800,908	AUD	2,640,000	Citibank NA	4/19/12	71,215

Total						$127,117

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock International V.I. Fund

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:
Common Stocks:
Belgium	–	$4,555,584	–	$4,555,584
Brazil	$2,412,806	–	–	2,412,806
Canada	4,494,021	–	–	4,494,021
China	–	6,465,541	–	6,465,541
France	–	14,703,542	–	14,703,542
Germany	–	10,453,629	–	10,453,629
India	2,315,368	–	–	2,315,368
Japan	–	18,455,678	–	18,455,678
Netherlands	–	1,855,599	–	1,855,599
Singapore	–	1,604,064	–	1,604,064
South Korea	–	2,273,388	–	2,273,388
Sweden	–	3,328,302	–	3,328,302
Switzerland	–	15,857,716	–	15,857,716
Thailand	–	1,854,339	–	1,854,339
United Kingdom	–	35,479,226	–	35,479,226
United States	15,871,555	–	–	15,871,555
Short-Term Securities:
Money Market Funds	5,966,838	3,753,848	–	9,720,686
Time Deposits	1,033,344	–	–	1,033,344

Total	$32,093,932	$120,640,456	–	$152,734,388

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$134,925	–	$134,925
Liabilities:
Foreign currency exchange contracts	–	(7,808)	–	(7,808)

Total	–	$127,117	–	$127,117

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $3,753,848 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.4%
General Dynamics Corp.	60,000	$4,402,800
L-3 Communications Holdings, Inc.	61,000	4,316,970
Lockheed Martin Corp.	53,000	4,762,580
Northrop Grumman Corp.	74,000	4,519,920

		18,002,270

Beverages – 1.0%
Dr. Pepper Snapple Group, Inc.	97,000	3,900,370

Chemicals – 1.1%
CF Industries Holdings, Inc.	24,000	4,383,600

Computers & Peripherals – 8.2%
Apple, Inc.(a)	19,000	11,389,930
Dell, Inc.(a)	293,000	4,863,800
Hewlett-Packard Co.	228,000	5,433,240
Lexmark International, Inc., Class A	104,000	3,456,960
Seagate Technology Plc	141,000	3,799,950
Western Digital Corp.(a)	110,000	4,552,900

		33,496,780

Construction & Engineering – 1.8%
Chicago Bridge & Iron Co. NV	82,000	3,541,580
Fluor Corp.	64,000	3,842,560

		7,384,140

Consumer Finance – 1.2%
Discover Financial Services	147,000	4,900,980

Diversified Consumer Services – 1.6%
Apollo Group, Inc., Class A(a)	97,000	3,748,080
ITT Educational Services, Inc.(a)(b)	44,000	2,910,160

		6,658,240

Diversified Financial Services – 2.6%
JPMorgan Chase & Co.	202,000	9,287,960
Moody’s Corp.	14,000	589,400
Wells Fargo & Co.	19,000	648,660

		10,526,020

Diversified Telecommunication Services – 2.1%
AT&T, Inc.	46,000	1,436,580
Verizon Communications, Inc.	184,000	7,034,320

		8,470,900

Electric Utilities – 0.4%
Entergy Corp.	25,000	1,680,000

Electronic Equipment, Instruments & Components – 1.0%
Jabil Circuit, Inc.	156,000	3,918,720

Energy Equipment & Services – 0.9%
Nabors Industries Ltd.(a)	219,000	3,830,310

Food & Staples Retailing – 2.1%
The Kroger Co.	182,000	4,409,860
Safeway, Inc.	202,000	4,082,420

		8,492,280

Food Products – 0.9%
ConAgra Foods, Inc.	141,000	3,702,660

Health Care Equipment & Supplies – 1.1%
Zimmer Holdings, Inc.	71,000	4,563,880

Health Care Providers & Services – 8.2%
Aetna, Inc.	100,000	5,016,000
AmerisourceBergen Corp.	116,000	4,602,880
Cardinal Health, Inc.	107,000	4,612,770
Humana, Inc.	43,000	3,976,640
McKesson Corp.	56,000	4,915,120
UnitedHealth Group, Inc.	106,000	6,247,640
WellPoint, Inc.	56,000	4,132,800

		33,503,850

Hotels, Restaurants & Leisure – 1.1%
Wyndham Worldwide Corp.	96,000	4,464,960

Household Products – 0.3%
The Procter & Gamble Co.	19,000	1,276,990

Independent Power Producers & Energy Traders – 1.5%
The AES Corp.(a)	298,000	3,894,860
NRG Energy, Inc.(a)	145,000	2,272,150

		6,167,010

Industrial Conglomerates – 1.7%
General Electric Co.	98,000	1,966,860
Tyco International Ltd.	89,000	5,000,020

		6,966,880

Insurance – 2.8%
Assurant, Inc.	29,000	1,174,500
Protective Life Corp.	24,000	710,880
Prudential Financial, Inc.	78,000	4,944,420
Reinsurance Group of America, Inc.	7,000	416,290
Unum Group	175,000	4,284,000

		11,530,090

Internet & Catalog Retail – 1.1%
Expedia, Inc.	129,000	4,313,760

Internet Software & Services – 0.2%
Google, Inc., Class A(a)	1,000	641,240

IT Services – 3.9%
Alliance Data Systems Corp.(a)(b)	34,000	4,282,640
Computer Sciences Corp.	132,000	3,952,080
International Business Machines Corp.	16,000	3,338,400
The Western Union Co.	235,000	4,136,000

		15,709,120

Leisure Equipment & Products – 1.0%
Polaris Industries, Inc.	57,000	4,112,550

Machinery – 2.0%
AGCO Corp.(a)	84,000	3,965,640
Parker Hannifin Corp.	52,000	4,396,600

		8,362,240

Media – 4.9%
CBS Corp., Class B	144,000	4,883,040

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
DISH Network Corp., Class A	129,000	$4,247,970
Gannett Co., Inc.	261,000	4,001,130
The Interpublic Group of Cos., Inc.	146,000	1,665,860
Time Warner Cable, Inc.	63,000	5,134,500

		19,932,500

Metals & Mining – 0.9%
Alcoa, Inc.	382,000	3,827,640

Multi-Utilities – 0.9%
Ameren Corp.	110,000	3,583,800

Multiline Retail – 1.3%
Dillard’s, Inc., Class A	66,000	4,159,320
Nordstrom, Inc.	20,000	1,114,400

		5,273,720

Office Electronics – 1.1%
Xerox Corp.	533,000	4,306,640

Oil, Gas & Consumable Fuels – 14.5%
Apache Corp.	51,000	5,122,440
Chevron Corp.	95,000	10,187,800
ConocoPhillips	91,000	6,916,910
Devon Energy Corp.	68,000	4,836,160
Exxon Mobil Corp.	94,000	8,152,620
HollyFrontier Corp.	117,000	3,761,550
Marathon Oil Corp.	137,000	4,342,900
Marathon Petroleum Corp.	102,000	4,422,720
Murphy Oil Corp.	55,000	3,094,850
Tesoro Corp.(a)	148,000	3,972,320
Valero Energy Corp.	168,000	4,329,360

		59,139,630

Paper & Forest Products – 1.8%
Domtar Corp.	33,000	3,147,540
International Paper Co.	124,000	4,352,400

		7,499,940

Personal Products – 1.0%
Herbalife Ltd.	61,000	4,198,020

Pharmaceuticals – 6.9%
Abbott Laboratories	111,000	6,803,190
Bristol-Myers Squibb Co.	36,000	1,215,000
Eli Lilly & Co.	131,000	5,275,370
Forest Laboratories, Inc.(a)	127,000	4,405,630
Johnson & Johnson	17,000	1,121,320
Pfizer, Inc.	411,000	9,313,260

		28,133,770

Software – 4.8%
CA, Inc.	159,000	4,382,040
Microsoft Corp.	337,000	10,868,250
Symantec Corp.(a)(b)	223,000	4,170,100

		19,420,390

Specialty Retail – 4.3%
Advance Auto Parts, Inc.	19,000	1,682,830
Best Buy Co., Inc.	156,000	3,694,080
Foot Locker, Inc.	134,000	4,160,700
GameStop Corp., Class A(b)	179,000	3,909,360
Limited Brands, Inc.	81,000	3,888,000

		17,334,970

Tobacco – 2.1%
Philip Morris International, Inc.	97,000	8,595,170

Wireless Telecommunication Services – 0.8%
MetroPCS Communications, Inc.(a)	346,000	3,120,920

Total Long-Term Investments (Cost – $351,553,965) – 99.5%		405,326,950

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)	1,860,394	1,860,394

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.24%(c)(d)(e)	$12,772	12,772,399

Total Short-Term Securities (Cost – $14,632,793) – 3.6%		14,632,793

Total Investments (Cost – $366,186,758*) – 103.1%		419,959,743
Liabilities in Excess of Other Assets – (3.1)%		(12,723,608)

Net Assets – 100.0%		$407,236,135

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$368,484,523

Gross unrealized appreciation	$58,379,364
Gross unrealized depreciation	(6,904,144)

Net unrealized appreciation	$51,475,220

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,033,288	(172,894)	1,860,394	$714
BlackRock Liquidity Series LLC, Money Market Series	$13,977,139	$(1,204,740)	$12,772,399	$86,918

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$405,326,950	–	–	$405,326,950
Short-Term Securities	1,860,394	$12,772,399	–	14,632,793

Total	$407,187,344	$12,772,399	–	$419,959,743

[1]	See above schedule of investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $12,772,399 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.3%
Lockheed Martin Corp.	16,600	$1,491,676
United Technologies Corp.	13,400	1,111,396

		2,603,072

Airlines – 0.5%
Southwest Airlines Co.	73,000	601,520

Beverages – 2.2%
Coca-Cola Enterprises, Inc.	42,000	1,201,200
Dr. Pepper Snapple Group, Inc.	31,000	1,246,510

		2,447,710

Biotechnology – 2.4%
Gilead Sciences, Inc.(a)	32,000	1,563,200
Myriad Genetics, Inc.(a)	46,000	1,088,360

		2,651,560

Chemicals – 3.5%
CF Industries Holdings, Inc.	7,000	1,278,550
PPG Industries, Inc.	15,000	1,437,000
W.R. Grace & Co.(a)	21,000	1,213,800

		3,929,350

Computers & Peripherals – 9.8%
Apple, Inc.(a)	11,000	6,594,170
Dell, Inc.(a)	87,000	1,444,200
QLogic Corp.(a)	46,000	816,960
Seagate Technology Plc	39,000	1,051,050
Western Digital Corp.(a)	26,000	1,076,140

		10,982,520

Construction & Engineering – 2.0%
Chicago Bridge & Iron Co. NV	25,300	1,092,707
Fluor Corp.	20,000	1,200,800

		2,293,507

Consumer Finance – 1.1%
Discover Financial Services	36,000	1,200,240

Diversified Consumer Services – 2.0%
Apollo Group, Inc., Class A(a)	28,000	1,081,920
H&R Block, Inc.	9,000	148,230
ITT Educational Services, Inc.(a)(b)	14,800	978,872

		2,209,022

Diversified Financial Services – 1.7%
Moody’s Corp.	19,000	799,900
The NASDAQ OMX Group, Inc.(a)	42,000	1,087,800

		1,887,700

Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	39,000	1,490,970

Electronic Equipment, Instruments & Components – 1.1%
Jabil Circuit, Inc.	49,000	1,230,880

Food & Staples Retailing – 1.2%
The Kroger Co.	54,000	1,308,420

Food Products – 1.9%
Campbell Soup Co.	33,000	1,117,050
ConAgra Foods, Inc.	40,700	1,068,782

		2,185,832

Health Care Providers & Services – 6.8%
Aetna, Inc.	23,000	1,153,680
AmerisourceBergen Corp.	35,000	1,388,800
Cardinal Health, Inc.	30,000	1,293,300
McKesson Corp.	18,000	1,579,860
UnitedHealth Group, Inc.	19,600	1,155,224
WellPoint, Inc.	15,000	1,107,000

		7,677,864

Household Products – 0.2%
The Clorox Co.	3,000	206,250

Independent Power Producers & Energy Traders – 0.6%
NRG Energy, Inc.(a)	41,000	642,470

Internet & Catalog Retail – 1.0%
Expedia, Inc.	35,000	1,170,400

Internet Software & Services – 0.5%
Google, Inc., Class A(a)	800	512,992

IT Services – 9.5%
Accenture Plc, Class A	29,000	1,870,500
Alliance Data Systems Corp.(a)	10,000	1,259,600
Global Payments, Inc.	23,000	1,091,810
International Business Machines Corp.	25,000	5,216,250
The Western Union Co.	72,000	1,267,200

		10,705,360

Leisure Equipment & Products – 1.1%
Polaris Industries, Inc.	17,000	1,226,550

Machinery – 2.3%
Cummins, Inc.	12,000	1,440,480
Parker Hannifin Corp.	14,000	1,183,700

		2,624,180

Media – 8.2%
CBS Corp., Class B	37,000	1,254,670
DIRECTV, Class A(a)	35,000	1,726,900
DISH Network Corp., Class A	37,000	1,218,410
The Interpublic Group of Cos., Inc.	97,000	1,106,770
John Wiley & Sons, Inc., Class A	20,900	994,631
The McGraw-Hill Cos., Inc.	28,000	1,357,160
Time Warner Cable, Inc.	19,000	1,548,500

		9,207,041

Multiline Retail – 3.0%
Dollar Tree, Inc.(a)	10,000	944,900
Macy’s, Inc.	29,000	1,152,170
Nordstrom, Inc.	23,000	1,281,560

		3,378,630

Oil, Gas & Consumable Fuels – 11.3%
Apache Corp.	13,000	1,305,720
Chevron Corp.	12,000	1,286,880

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Denbury Resources, Inc.(a)	67,000	$1,221,410
Exxon Mobil Corp.	70,000	6,071,100
HollyFrontier Corp.	37,000	1,189,550
Marathon Oil Corp.	22,000	697,400
Murphy Oil Corp.	17,000	956,590

		12,728,650

Paper & Forest Products – 1.1%
International Paper Co.	35,000	1,228,500

Personal Products – 1.1%
Herbalife Ltd.	18,000	1,238,760

Pharmaceuticals – 5.3%
Abbott Laboratories	43,000	2,635,470
Bristol-Myers Squibb Co.	28,200	951,750
Eli Lilly & Co.	34,000	1,369,180
Warner Chilcott Plc, Class A(a)	59,000	991,790

		5,948,190

Software – 5.6%
Microsoft Corp.	152,000	4,902,000
Symantec Corp.(a)	75,000	1,402,500

		6,304,500

Specialty Retail – 4.4%
Advance Auto Parts, Inc.	14,000	1,239,980
AutoZone, Inc.(a)	3,400	1,264,120
Limited Brands, Inc.	27,000	1,296,000
PetSmart, Inc.	20,800	1,190,176

		4,990,276

Textiles, Apparel & Luxury Goods – 1.3%
Coach, Inc.	19,000	1,468,320

Tobacco – 3.1%
Philip Morris International, Inc.	39,000	3,455,790

Wireless Telecommunication Services – 0.9%
MetroPCS Communications, Inc.(a)	115,000	1,037,300

Total Long-Term Investments (Cost – $94,278,611) – 100.3%		112,774,326

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.24%(c)(d)(e)	$985	985,350

Total Short-Term Securities (Cost – $985,350) – 0.9%		985,350

Total Investments (Cost – $95,263,961*) – 101.2%		113,759,676
Liabilities in Excess of Other Assets – (1.2)%		(1,342,151)

Net Assets – 100.0%		$112,417,525

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,817,971

Gross unrealized appreciation	$20,162,074
Gross unrealized depreciation	(2,220,369)

Net unrealized appreciation	$17,941,705

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	_	_	_	$29
BlackRock Liquidity Series LLC, Money Market Series	$858,926	$126,424	$985,350	$19,401

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$112,774,326	–	–	$112,774,326
Short-Term Securities	–	$985,350	–	985,350

Total	$112,774,326	$985,350	–	$113,759,676

[1]	See above Schedule of Investments for values in each industry,

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	$(206,735)	–	–	$(206,735)
Collateral on Securities Loaned at Value	(985,350)	–	–	(985,350)

Total	$(1,192,085)	–	–	$(1.192,085)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.8%
General Dynamics Corp.	20,800	$1,526,304
L-3 Communications Holdings, Inc.	18,000	1,273,860
Lockheed Martin Corp.	14,000	1,258,040
Northrop Grumman Corp.	23,000	1,404,840

		5,463,044

Auto Components – 0.4%
Autoliv, Inc.	7,000	469,350

Beverages – 2.1%
Constellation Brands, Inc., Class A(a)(b)	54,100	1,276,219
Dr. Pepper Snapple Group, Inc.	25,800	1,037,418

		2,313,637

Chemicals – 1.1%
CF Industries Holdings, Inc.	7,000	1,278,550

Commercial Banks – 0.7%
Bank of Hawaii Corp.	13,000	628,550
Wells Fargo & Co.	6,000	204,840

		833,390

Computers & Peripherals – 5.9%
Dell, Inc.(a)	75,000	1,245,000
Hewlett-Packard Co.	79,000	1,882,570
Lexmark International, Inc., Class A	32,000	1,063,680
Seagate Technology Plc	40,000	1,078,000
Western Digital Corp.(a)	32,000	1,324,480

		6,593,730

Construction & Engineering – 0.6%
Chicago Bridge & Iron Co. NV	15,000	647,850

Consumer Finance – 1.2%
Discover Financial Services	41,000	1,366,940

Diversified Consumer Services – 0.2%
Service Corp. International	18,000	202,680

Diversified Financial Services – 4.6%
JPMorgan Chase & Co.	88,000	4,046,240
The NASDAQ OMX Group, Inc.(a)	43,000	1,113,700

		5,159,940

Diversified Telecommunication Services – 2.9%
AT&T, Inc.	24,000	749,520
Verizon Communications, Inc.	65,000	2,484,950

		3,234,470

Electric Utilities – 0.7%
Entergy Corp.	11,000	739,200

Electronic Equipment, Instruments & Components – 1.6%
Jabil Circuit, Inc.	47,000	1,180,640
Vishay Intertechnology, Inc.(a)	56,000	680,960

		1,861,600

Energy Equipment & Services – 1.0%
Nabors Industries Ltd.(a)	63,000	1,101,870

Food & Staples Retailing – 2.1%
The Kroger Co.	50,000	1,211,500
Safeway, Inc.	60,000	1,212,600

		2,424,100

Food Products – 1.9%
ConAgra Foods, Inc.	44,000	1,155,440
Smithfield Foods, Inc.(a)	44,000	969,320

		2,124,760

Health Care Equipment & Supplies – 1.3%
Zimmer Holdings, Inc.	22,000	1,414,160

Health Care Providers & Services – 8.5%
Aetna, Inc.	31,000	1,554,960
Cardinal Health, Inc.	29,000	1,250,190
Coventry Health Care, Inc.	22,000	782,540
Humana, Inc.	14,500	1,340,960
McKesson Corp.	9,200	807,484
UnitedHealth Group, Inc.	39,000	2,298,660
WellPoint, Inc.	21,000	1,549,800

		9,584,594

Hotels, Restaurants & Leisure – 1.2%
Wyndham Worldwide Corp.	28,000	1,302,280

Household Products – 0.5%
The Procter & Gamble Co.	9,000	604,890

Independent Power Producers & Energy Traders – 1.8%
The AES Corp.(a)	93,000	1,215,510
NRG Energy, Inc.(a)	50,000	783,500

		1,999,010

Industrial Conglomerates – 2.6%
General Electric Co.	58,000	1,164,060
Tyco International Ltd.	31,000	1,741,580

		2,905,640

Insurance – 9.6%
Allied World Assurance Co. Holdings AG	3,000	206,010
American Financial Group, Inc.	31,000	1,195,980
American National Insurance Co.	2,000	145,040
Assurant, Inc.	26,000	1,053,000
Chubb Corp.	5,000	345,550
HCC Insurance Holdings, Inc.	38,000	1,184,460
Protective Life Corp.	43,000	1,273,660
Prudential Financial, Inc.	27,000	1,711,530
Reinsurance Group of America, Inc.	22,000	1,308,340
Unum Group	51,000	1,248,480
W.R. Berkley Corp.	32,000	1,155,840

		10,827,890

Internet & Catalog Retail – 1.1%
Expedia, Inc.	36,000	1,203,840

IT Services – 1.2%
Computer Sciences Corp.	39,000	1,167,660
Total System Services, Inc.	9,900	228,393

		1,396,053

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery – 2.1%
AGCO Corp.(a)	23,000	$1,085,830
Parker Hannifin Corp.	15,000	1,268,250

		2,354,080

Media – 3.2%
DISH Network Corp., Class A	35,000	1,152,550
Gannett Co., Inc.	80,000	1,226,400
The Interpublic Group of Cos., Inc.	106,000	1,209,460

		3,588,410

Metals & Mining – 1.1%
Alcoa, Inc.	120,000	1,202,400

Multi-Utilities – 1.1%
Ameren Corp.	37,000	1,205,460

Multiline Retail – 1.1%
Dillard’s, Inc., Class A	19,000	1,197,380

Oil, Gas & Consumable Fuels – 14.9%
Apache Corp.	16,000	1,607,040
Chevron Corp.	41,000	4,396,840
ConocoPhillips	37,000	2,812,370
Denbury Resources, Inc.(a)	55,000	1,002,650
Devon Energy Corp.	9,000	640,080
Marathon Oil Corp.	44,000	1,394,800
Marathon Petroleum Corp.	32,000	1,387,520
Murphy Oil Corp.	20,000	1,125,400
Tesoro Corp.(a)	43,000	1,154,120
Valero Energy Corp.	51,000	1,314,270

		16,835,090

Paper & Forest Products – 2.2%
Domtar Corp.	13,000	1,239,940
International Paper Co.	37,000	1,298,700

		2,538,640

Pharmaceuticals – 7.3%
Abbott Laboratories	20,000	1,225,800
Eli Lilly & Co.	40,000	1,610,800
Forest Laboratories, Inc.(a)	39,000	1,352,910
Pfizer, Inc.	178,000	4,033,480

		8,222,990

Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.	4,000	112,440

Software – 0.9%
Symantec Corp.(a)(b)	56,000	1,047,200

Specialty Retail – 4.0%
Best Buy Co., Inc.	46,000	1,089,280
Foot Locker, Inc.	39,000	1,210,950
GameStop Corp., Class A(b)	52,000	1,135,680
Limited Brands, Inc.	23,000	1,104,000

		4,539,910

Thrifts & Mortgage Finance – 0.8%
Washington Federal, Inc.	54,000	908,280

Tobacco – 1.3%
Philip Morris International, Inc.	16,000	1,417,760

Wireless Telecommunication Services – 0.6%
MetroPCS Communications, Inc.(a)	77,000	694,540

Total Long-Term Investments (Cost – $97,426,754) – 100.3%		112,918,048

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.24%(c)(d)(e)	$2,480	2,480,091

Total Short-Term Securities (Cost – $2,480,091) – 2.2%		2,480,091

Total Investments (Cost – $99,906,845*) – 102.5%		115,398,139
Liabilities in Excess of Other Assets – (2.5)%		(2,802,823)

Net Assets – 100.0%		$112,595,316

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$101,664,505

Gross unrealized appreciation	$15,825,162
Gross unrealized depreciation	(2,091,528)

Net unrealized appreciation	$13,733,634

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, Temp Fund, Institutional Class	–	–	–	$44
BlackRock Liquidity Series, LLC Money Market Series	$4,570,914	$(2,090,823)	$2,480,091	$4,639

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$112,918,048		–	$112,918,048
Short-Term Securities	–	$2,480,091	–	2,480,091

	$112,918,048	$2,480,091	–	$115,398,139

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	$(206,418)	–	–	$(206,418)
Collateral on Securities Loaned at Value	(2,480,091)	–	–	(2,480,091)

Total	$(2,686,509)	–	–	$(2,686,509)

There were no transfers between levels during the period ended March 31, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
CAFCO LLC(a):
0.27%, 4/05/12	$1,000	$999,970
0.28%, 4/09/12	8,000	7,999,502
Ciesco LLC,
0.29%, 4/23/12(a)	11,000	10,998,051
CRC Funding LLC(a):
0.28%, 4/24/12	1,000	999,821
0.27%, 5/01/12	5,000	4,998,854
Deutsche Bank Financial LLC(a):
0.23%, 4/10/12	5,000	4,999,712
0.44%, 5/08/12	5,000	4,997,739
Fairway Finance Co., LLC,
0.28%, 6/11/12(b)	5,000	5,000,000
General Electric Capital Corp.,
0.31%, 8/02/12(a)	5,000	4,994,704
ING (US) Funding LLC(a):
0.50%, 5/03/12	8,000	7,996,444
0.49%, 5/18/12	2,500	2,498,401
JPMorgan Chase & Co.,
0.18%, 5/02/12(a)	6,000	5,999,070
Metlife Short-Term Funding LLC(a):
0.28%, 4/09/12	6,000	5,999,627
0.36%, 5/01/12	5,500	5,498,350
National Australia Funding (Delaware), Inc.,
0.49%, 6/18/12(a)	1,200	1,198,726
Nieuw Amsterdam Receivables Corp.,
0.26%, 5/22/12(a)	5,000	4,998,158
Nordea North America, Inc.(a):
0.30%, 4/17/12	6,000	5,999,187
0.40%, 5/23/12	295	294,830
Rabobank USA Financial Corp.,
0.57%, 9/17/12(a)	5,000	4,986,621
Societe Generale North America, Inc.,
0.45%, 4/02/12(a)	3,000	2,999,962
State Street Corp.(a):
0.23%, 6/11/12	4,500	4,497,959
0.21%, 7/02/12	6,000	5,996,780

Total Commercial Paper – 46.5%		104,952,468

Corporate Notes
JPMorgan Chase Bank NA,
0.60%, 4/18/12(b)	2,480	2,480,000

Total Corporate Notes – 1.1%		2,480,000

Municipal Bonds (c)
California HFA, RB, VRDN, Home Mortgage, Series U, AMT (Fannie Mae LOC, Freddie Mac LOC),
0.17%, 4/06/12	1,900	1,900,000
City of Charlotte North Carolina, COP, Refunding, VRDN, NASCAR, Series D (Bank of America NA LOC),
0.30%, 4/06/12	7,500	7,500,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (State Street Bank & Trust Co. SBPA),
0.18%, 4/06/12	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC),
0.17%, 4/06/12	2,245	2,245,000
New York State HFA, RB, VRDN, Series A: 10 Barclay Street, (Fannie Mae),
0.14%, 4/06/12	5,000	5,000,000
Biltmore Tower Housing, AMT (Fannie Mae),
0.17%, 4/06/12	3,000	3,000,000
Victory Housing Series 2001, AMT (Freddie Mac),
0.17%, 4/06/12	5,000	5,000,000

Total Municipal Bonds – 12.2%		27,645,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes(a):
0.15%, 6/14/12	2,500	2,499,229
0.16%, 8/01/12	3,000	2,998,373
0.11%, 9/10/12	547	546,729
Fannie Mae Variable Rate Notes(b):
0.23%, 7/26/12	2,500	2,499,841
0.27%, 9/17/12	1,000	999,906
0.27%, 12/20/12	1,000	999,854
Federal Home Loan Bank Discount Notes(a):
0.10%, 5/22/12	2,500	2,499,646
0.10%, 5/23/12	4,000	3,999,444
0.10%, 6/15/12	5,000	4,998,937
Freddie Mac Discount Notes,
0.12%, 6/05/12(a)	5,000	4,998,872
Freddie Mac Variable Rate Notes(b):
0.18%, 11/02/12	3,000	2,998,930
0.21%, 4/03/12	4,000	3,999,991
0.30%, 1/24/13	1,500	1,499,507
0.36%, 9/03/13	5,000	4,998,563
0.18%, 9/13/13	6,400	6,394,367

Total US Government Sponsored Agency Obligations – 20.8%		46,932,189

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills,
0.10%, 8/09/12(a)	$5,000	$4,998,195
US Treasury Notes:
4.63%, 7/31/12	3,000	3,044,960
0.38%, 8/31/12	5,500	5,505,394
4.13%, 8/31/12	1,800	1,829,909
3.88%, 10/31/12	3,000	3,065,465
0.38%, 9/30/12	5,300	5,305,812
4.25%, 9/30/12	5,100	5,102,892

Total US Treasury Obligations – 12.8%		28,852,627

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.10%, 4/02/12 (Purchased on 03/30/12 to be repurchased at $10,000,083, collateralized by US Treasury Notes, 1.38% due 11/15/2012, par and fair values of $10,072,800 and $10,200,094, respectively)	10,000	10,000,000
UBS Securities LLC, 0.15%, 4/02/12 (Purchased on 03/30/12 to be repurchased at $4,901,061, collateralized by Fannie Mae, 5.00% due 11/01/2040, par and fair values of $5,652,342 and $5,048,030, respectively)	4,901	4,901,000

Total Repurchase Agreements – 6.6%		14,901,000

Total Investments (Cost – $225,763,284*) – 100.0%		225,763,284
Liabilities in Excess of Other Assets – (0.0)%		(36,701)

Net Assets – 100.0%		$225,726,583

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
	COP	Certificates of Participation	LOC	Letter of Credit
	Fannie Mae	Federal National Mortgage Association	RB	Revenue Bonds
	Freddie Mac	Federal Home Loan Mortgage Corporation	SBPA	Stand-by Bond Purchase Agreement
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$225,763,284	–	$225,763,284

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash in the amount of $398 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.5%
The Boeing Co.	9,554	$710,531
General Dynamics Corp.	4,580	336,080
Goodrich Corp.	1,613	202,335
Honeywell International, Inc.	9,956	607,814
L-3 Communications Holdings, Inc.	1,269	89,807
Lockheed Martin Corp.	3,432	308,399
Northrop Grumman Corp.	3,210	196,067
Precision Castparts Corp.	1,856	320,902
Raytheon Co.	4,323	228,168
Rockwell Collins, Inc.	1,930	111,091
Textron, Inc.	3,640	101,301
United Technologies Corp.	11,640	965,422

		4,177,917

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	2,116	138,577
Expeditors International of Washington, Inc.	2,680	124,647
FedEx Corp.	4,036	371,151
United Parcel Service, Inc., Class B	12,259	989,546

		1,623,921

Airlines – 0.0%
Southwest Airlines Co.	9,893	81,518

Auto Components – 0.3%
BorgWarner, Inc.(a)	1,396	117,739
The Goodyear Tire & Rubber Co.(a)	3,059	34,322
Johnson Controls, Inc.	8,684	282,056

		434,117

Automobiles – 0.5%
Ford Motor Co.	48,806	609,587
Harley-Davidson, Inc.	2,927	143,657

		753,244

Beverages – 2.5%
Beam, Inc.	1,982	116,086
Brown-Forman Corp., Class B	1,260	105,071
The Coca-Cola Co.	28,992	2,145,698
Coca-Cola Enterprises, Inc.	3,789	108,365
Constellation Brands, Inc., Class A(a)	2,178	51,379
Dr. Pepper Snapple Group, Inc.	2,674	107,522
Molson Coors Brewing Co., Class B	2,002	90,590
PepsiCo Inc.	20,093	1,333,171

		4,057,882

Biotechnology – 1.2%
Amgen, Inc.	10,126	688,467
Biogen Idec, Inc.(a)	3,044	383,453
Celgene Corp.(a)	5,600	434,112
Gilead Sciences, Inc.(a)	9,696	473,649

		1,979,681

Building Products – 0.0%
Masco Corp.	4,451	59,510

Capital Markets – 2.0%
Ameriprise Financial, Inc.	2,814	160,764
The Bank of New York Mellon Corp.	15,500	374,015
BlackRock, Inc.(b)	1,290	264,321
The Charles Schwab Corp.	13,951	200,476
E*Trade Financial Corp.(a)	3,384	37,055
Federated Investors, Inc., Class B(c)	1,108	24,830
Franklin Resources, Inc.	1,834	227,471
The Goldman Sachs Group, Inc.	6,326	786,765
Invesco Ltd.	5,687	151,672
Legg Mason, Inc.	1,633	45,610
Morgan Stanley	19,428	381,566
Northern Trust Corp.	3,123	148,186
State Street Corp.	6,213	282,691
T. Rowe Price Group, Inc.	3,261	212,943

		3,298,365

Chemicals – 2.3%
Air Products & Chemicals, Inc.	2,704	248,227
Airgas, Inc.	866	77,048
CF Industries Holdings, Inc.	847	154,705
The Dow Chemical Co.	15,229	527,533
E.I. du Pont de Nemours & Co.	11,910	630,039
Eastman Chemical Co.	1,766	91,284
Ecolab, Inc.	3,757	231,882
FMC Corp.	893	94,533
International Flavors & Fragrances, Inc.	1,052	61,647
Monsanto Co.	6,878	548,589
The Mosaic Co.	3,823	211,374
PPG Industries, Inc.	1,930	184,894
Praxair, Inc.	3,814	437,237
The Sherwin-Williams Co.	1,097	119,211
Sigma-Aldrich Corp.	1,534	112,074

		3,730,277

Commercial Banks – 2.9%
BB&T Corp.	8,983	281,976
Comerica, Inc.	2,533	81,968
Fifth Third Bancorp	11,895	167,125
First Horizon National Corp.	3,131	32,500
Huntington Bancshares, Inc.	10,811	69,731
KeyCorp	12,227	103,929
M&T Bank Corp.	1,611	139,964
The PNC Financial Services Group, Inc.(b)	6,783	437,436
Regions Financial Corp.	16,023	105,591
SunTrust Banks, Inc.	6,786	164,018
U.S. Bancorp	24,519	776,762
Wells Fargo & Co.	67,494	2,304,245
Zions Bancorporation	2,294	49,229

		4,714,474

Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	1,310	39,470
Cintas Corp.	1,445	56,528
Iron Mountain, Inc.	2,246	64,685

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies (concluded)
Pitney Bowes, Inc.	2,642	$46,446
R.R. Donnelley & Sons Co.(c)	2,161	26,775
Republic Services, Inc., Class A	4,070	124,379
Stericycle, Inc.(a)	1,104	92,339
Waste Management, Inc.	5,908	206,544

		657,166

Communications Equipment – 2.2%
Cisco Systems, Inc.	68,905	1,457,341
F5 Networks, Inc.(a)	1,014	136,849
Harris Corp.	1,422	64,104
JDS Uniphase Corp.(a)(c)	3,032	43,933
Juniper Networks, Inc.(a)	6,782	155,172
Motorola Mobility Holdings, Inc.(a)	3,396	133,259
Motorola Solutions, Inc.	3,737	189,952
QUALCOMM, Inc.	21,640	1,471,953

		3,652,563

Computers & Peripherals – 5.7%
Apple, Inc.(a)	11,940	7,157,672
Dell, Inc.(a)	19,640	326,024
EMC Corp.(a)	26,242	784,111
Hewlett-Packard Co.	25,362	604,376
Lexmark International, Inc., Class A	885	29,417
NetApp, Inc.(a)	4,686	209,792
SanDisk Corp.(a)	3,084	152,936
Western Digital Corp.(a)	2,956	122,349

		9,386,677

Construction & Engineering – 0.2%
Fluor Corp.	2,190	131,487
Jacobs Engineering Group, Inc.(a)	1,651	73,255
Quanta Services, Inc.(a)	2,651	55,406

		260,148

Construction Materials – 0.0%
Vulcan Materials Co.	1,620	69,223

Consumer Finance – 0.9%
American Express Co.	12,988	751,485
Capital One Financial Corp.	7,066	393,859
Discover Financial Services	6,739	224,678
SLM Corp.	6,622	104,363

		1,474,385

Containers & Packaging – 0.1%
Ball Corp.	1,960	84,045
Bemis Co.	1,270	41,008
Owens-Illinois, Inc.(a)	2,168	50,601
Sealed Air Corp.	2,385	46,055

		221,709

Distributors – 0.1%
Genuine Parts Co.	1,988	124,747

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	1,475	56,994
DeVry, Inc.	788	26,689
H&R Block, Inc.	3,695	60,857

		144,540

Diversified Financial Services – 3.4%
Bank of America Corp.	137,646	1,317,272
Citigroup, Inc.	37,466	1,369,382
CME Group, Inc.	856	247,667
IntercontinentalExchange, Inc.(a)	927	127,388
JPMorgan Chase & Co.	48,858	2,246,491
Leucadia National Corp.	2,597	67,782
Moody’s Corp.	2,483	104,534
The NASDAQ OMX Group, Inc.(a)	1,538	39,834
NYSE Euronext	3,253	97,623

		5,617,973

Diversified Telecommunication Services – 2.5%
AT&T, Inc.	75,887	2,369,951
CenturyLink, Inc.	7,951	307,306
Frontier Communications Corp.	12,978	54,118
Verizon Communications, Inc.	36,278	1,386,908
Windstream Corp.	7,645	89,523

		4,207,806

Electric Utilities – 1.8%
American Electric Power Co., Inc.	6,233	240,469
Duke Energy Corp.	17,186	361,078
Edison International	4,210	178,967
Entergy Corp.	2,286	153,619
Exelon Corp.	10,901	427,428
FirstEnergy Corp.	5,392	245,821
NextEra Energy, Inc.	5,305	324,030
Northeast Utilities, Inc.	2,251	83,557
Pepco Holdings, Inc.	2,981	56,311
Pinnacle West Capital Corp.	1,414	67,731
PPL Corp.	7,470	211,102
Progress Energy, Inc.	3,811	202,402
The Southern Co.	11,113	499,307

		3,051,822

Electrical Equipment – 0.5%
Cooper Industries Plc	2,017	128,987
Emerson Electric Co.	9,392	490,075
Rockwell Automation, Inc.	1,816	144,735
Roper Industries, Inc.	1,257	124,644

		888,441

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	2,064	123,365
Corning, Inc.	19,607	276,066
Flir Systems, Inc.	1,960	49,608
Jabil Circuit, Inc.	2,373	59,610
Molex, Inc.	1,788	50,279
TE Connectivity Ltd.	5,441	199,957

		758,885

Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	5,629	236,080
Cameron International Corp.(a)	3,183	168,158

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Diamond Offshore Drilling, Inc.	878	$58,607
FMC Technologies, Inc.(a)	3,051	153,831
Halliburton Co.	11,869	393,932
Helmerich & Payne, Inc.	1,377	74,289
Nabors Industries Ltd.(a)	3,617	63,261
National Oilwell Varco, Inc.	5,453	433,350
Noble Corp.(a)	3,188	119,454
Rowan Cos., Inc.(a)(c)	1,606	52,886
Schlumberger Ltd.	17,062	1,193,146

		2,946,994

Food & Staples Retailing – 2.2%
Costco Wholesale Corp.	5,580	506,664
CVS Caremark Corp.	16,717	748,922
The Kroger Co.	7,428	179,980
Safeway, Inc.	3,454	69,805
SUPERVALU, Inc.(c)	2,944	16,810
SYSCO Corp.	7,510	224,249
Wal-Mart Stores, Inc.	22,377	1,369,472
Walgreen Co.	11,140	373,079
Whole Foods Market, Inc.	2,076	172,723

		3,661,704

Food Products – 1.8%
Archer-Daniels-Midland Co.	8,424	266,704
Campbell Soup Co.	2,237	75,722
ConAgra Foods, Inc.	5,345	140,360
Dean Foods Co.(a)	2,330	28,216
General Mills, Inc.	8,298	327,356
H.J. Heinz Co.	4,127	221,001
The Hershey Co.	1,955	119,900
Hormel Foods Corp.	1,795	52,988
The J.M. Smucker Co.	1,473	119,843
Kellogg Co.	3,182	170,651
Kraft Foods, Inc.	22,683	862,181
McCormick & Co., Inc.	1,729	94,110
Mead Johnson Nutrition Co.	2,628	216,757
Sara Lee Corp.	7,652	164,748
Tyson Foods, Inc., Class A	3,726	71,353

		2,931,890

Gas Utilities – 0.1%
AGL Resources, Inc.	1,493	58,555
Oneok, Inc.	1,347	109,996

		168,551

Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	7,198	430,296
Becton Dickinson & Co.	2,671	207,403
Boston Scientific Corp.(a)	18,315	109,524
C.R. Bard, Inc.	1,060	104,643
CareFusion Corp.(a)	2,816	73,019
Covidien Plc	6,205	339,289
Dentsply International, Inc.	1,856	74,481
Edwards Lifesciences Corp.(a)	1,495	108,731
Intuitive Surgical, Inc.(a)(c)	506	274,126
Medtronic, Inc.	13,287	520,718
St. Jude Medical, Inc.	4,083	180,918
Stryker Corp.	4,175	231,629
Varian Medical Systems, Inc.(a)	1,433	98,820
Zimmer Holdings, Inc.	2,287	147,008

		2,900,605

Health Care Providers & Services – 2.1%
Aetna, Inc.	4,523	226,874
AmerisourceBergen Corp.	3,301	130,984
Cardinal Health, Inc.	4,466	192,529
Cigna Corp.	3,658	180,156
Coventry Health Care, Inc.	1,761	62,639
DaVita, Inc.(a)	1,207	108,835
Express Scripts, Inc.(a)(c)	6,210	336,458
Humana, Inc.	2,097	193,930
Laboratory Corp. of America Holdings(a)	1,227	112,320
McKesson Corp.	3,170	278,231
Medco Health Solutions, Inc.(a)	4,993	351,008
Patterson Cos., Inc.	1,092	36,473
Quest Diagnostics, Inc.	2,055	125,663
Tenet Healthcare Corp.(a)	4,954	26,306
UnitedHealth Group, Inc.	13,413	790,562
WellPoint, Inc.	4,311	318,152

		3,471,120

Health Care Technology – 0.1%
Cerner Corp.(a)	1,887	143,714

Hotels, Restaurants & Leisure – 2.0%
Carnival Corp.	5,808	186,321
Chipotle Mexican Grill, Inc.(a)	404	168,872
Darden Restaurants, Inc.	1,615	82,623
International Game Technology	3,805	63,886
Marriott International, Inc., Class A	3,417	129,334
McDonald’s Corp.	13,061	1,281,284
Starbucks Corp.	9,620	537,662
Starwood Hotels & Resorts Worldwide, Inc.	2,513	141,758
Wyndham Worldwide Corp.	1,834	85,299
Wynn Resorts Ltd.	1,025	128,002
Yum! Brands, Inc.	5,878	418,396

		3,223,437

Household Durables – 0.3%
D.R. Horton, Inc.	3,470	52,640
Harman International Industries, Inc.	866	40,537
Leggett & Platt, Inc.	1,753	40,337
Lennar Corp., Class A(c)	2,018	54,849
Newell Rubbermaid, Inc.	3,780	67,322
PulteGroup, Inc.(a)	4,260	37,701
Stanley Black & Decker, Inc.	2,186	168,235
Whirlpool Corp.	961	73,862

		535,483

Household Products – 2.1%
The Clorox Co.	1,654	113,712
Colgate-Palmolive Co.	6,126	599,000
Kimberly-Clark Corp.	5,031	371,741
The Procter & Gamble Co.	35,256	2,369,556

		3,454,009

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Independent Power Producers & Energy Traders – 0.1%
The AES Corp.(a)	8,311	$108,625
NRG Energy, Inc.(a)	2,819	44,174

		152,799

Industrial Conglomerates – 2.3%
3M Co.	8,878	792,007
General Electric Co.	135,447	2,718,421
Tyco International Ltd.	5,934	333,372

		3,843,800

Insurance – 3.5%
ACE Ltd.	4,300	314,760
Aflac, Inc.	5,958	274,008
The Allstate Corp.	6,408	210,951
American International Group, Inc.(a)	6,947	214,176
Aon Corp.	4,197	205,905
Assurant, Inc.	1,155	46,778
Berkshire Hathaway, Inc., Class B(a)	22,503	1,826,118
Chubb Corp.	3,450	238,430
Cincinnati Financial Corp.	2,048	70,676
Genworth Financial, Inc., Class A(a)	6,149	51,160
Hartford Financial Services Group, Inc.	5,561	117,226
Lincoln National Corp.	3,670	96,741
Loews Corp.	3,910	155,892
Marsh & McLennan Cos., Inc.	6,983	228,973
MetLife, Inc.	13,624	508,856
Principal Financial Group, Inc.	3,885	114,646
The Progressive Corp.	7,897	183,052
Prudential Financial, Inc.	6,025	381,925
Torchmark Corp.	1,285	64,057
The Travelers Cos., Inc.	5,061	299,611
Unum Group	3,710	90,821
XL Group Plc	4,072	88,322

		5,783,084

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.(a)(c)	4,671	945,924
Expedia, Inc.	1,227	41,031
Netflix, Inc.(a)	725	83,404
Priceline.com, Inc.(a)	639	458,483
TripAdvisor, Inc.(a)	1,227	43,767

		1,572,609

Internet Software & Services – 1.8%
Akamai Technologies, Inc.(a)	2,306	84,630
eBay, Inc.(a)	14,665	540,992
Google, Inc., Class A(a)	3,246	2,081,465
VeriSign, Inc.	2,014	77,217
Yahoo! Inc.(a)	15,436	234,936

		3,019,240

IT Services – 3.9%
Accenture Plc, Class A	8,264	533,028
Automatic Data Processing, Inc.	6,312	348,359
Cognizant Technology Solutions Corp.(a)	3,885	298,951
Computer Sciences Corp.	2,022	60,539
Fidelity National Information Services, Inc.	2,954	97,837
Fiserv, Inc.(a)	1,752	121,571
International Business Machines Corp.	14,848	3,098,035
MasterCard, Inc., Class A	1,361	572,355
Paychex, Inc.	4,081	126,470
SAIC, Inc.(a)	3,615	47,718
Teradata Corp.(a)	2,167	147,681
Total System Services, Inc.	2,026	46,740
Visa, Inc., Class A	6,385	753,430
The Western Union Co.	8,025	141,240

		6,393,954

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,459	53,575
Mattel, Inc.	4,382	147,498

		201,073

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	4,488	199,761
Life Technologies Corp.(a)	2,267	110,675
PerkinElmer, Inc.	1,473	40,743
Thermo Fisher Scientific, Inc.	4,713	265,719
Waters Corp.(a)	1,123	104,057

		720,955

Machinery – 2.2%
Caterpillar, Inc.	8,299	884,010
Cummins, Inc.	2,445	293,498
Danaher Corp.	7,357	411,992
Deere & Co.	5,166	417,929
Dover Corp.	2,327	146,461
Eaton Corp.	4,318	215,166
Flowserve Corp.	687	79,355
Illinois Tool Works, Inc.	6,210	354,715
Ingersoll-Rand Plc	3,848	159,115
Joy Global, Inc.	1,355	99,593
PACCAR, Inc.	4,544	212,796
Pall Corp.	1,464	87,298
Parker Hannifin Corp.	1,950	164,873
Snap-On, Inc.	757	46,154
Xylem, Inc.	2,411	66,905

		3,639,860

Media – 3.1%
Cablevision Systems Corp., New York Group, Class A	2,812	41,280
CBS Corp., Class B	8,262	280,164
Comcast Corp., Class A	34,591	1,038,076

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
DIRECTV, Class A(a)	8,695	$429,011
Discovery Communications, Inc., Class A(a)	3,277	165,816
Gannett Co., Inc.	2,971	45,545
The Interpublic Group of Cos., Inc.	5,578	63,645
The McGraw-Hill Cos., Inc.	3,595	174,250
News Corp., Class A	27,649	544,409
Omnicom Group, Inc.	3,461	175,300
Scripps Networks Interactive	1,223	59,548
Time Warner Cable, Inc.	4,003	326,245
Time Warner, Inc.	12,464	470,516
Viacom, Inc., Class B	6,885	326,762
Walt Disney Co.	22,932	1,003,963
The Washington Post Co., Class B	60	22,414

		5,166,944

Metals & Mining – 0.8%
Alcoa, Inc.	13,772	137,995
Allegheny Technologies, Inc.	1,358	55,909
Cliffs Natural Resources, Inc.	1,826	126,469
Freeport-McMoRan Copper & Gold, Inc., Class B	12,100	460,284
Newmont Mining Corp.	6,316	323,821
Nucor Corp.	4,095	175,880
Titanium Metals Corp.	983	13,330
United States Steel Corp.(c)	1,897	55,715

		1,349,403

Multi-Utilities – 1.3%
Ameren Corp.	3,151	102,660
CenterPoint Energy, Inc.	5,539	109,229
CMS Energy Corp.	3,327	73,194
Consolidated Edison, Inc.	3,724	217,556
Dominion Resources, Inc.	7,271	372,348
DTE Energy Co.	2,177	119,800
Integrys Energy Group, Inc.	1,029	54,527
NiSource, Inc.	3,681	89,632
PG&E Corp.	5,278	229,118
Public Service Enterprise Group, Inc.	6,535	200,036
SCANA Corp.	1,482	67,594
Sempra Energy	3,108	186,356
TECO Energy, Inc.	2,846	49,947
Wisconsin Energy Corp.	2,947	103,676
Xcel Energy, Inc.	6,296	166,655

		2,142,328

Multiline Retail – 0.8%
Big Lots, Inc.(a)	805	34,631
Dollar Tree, Inc.(a)	1,522	143,814
Family Dollar Stores, Inc.	1,518	96,059
JCPenney Co., Inc.	1,896	67,175
Kohl’s Corp.	3,277	163,948
Macy’s, Inc.	5,285	209,973
Nordstrom, Inc.	2,076	115,675
Sears Holdings Corp.(a)(c)	471	31,204
Target Corp.	8,629	502,812

		1,365,291

Office Electronics – 0.1%
Xerox Corp.	17,250	139,380

Oil, Gas & Consumable Fuels – 9.3%
Alpha Natural Resources, Inc.(a)	2,771	42,147
Anadarko Petroleum Corp.	6,403	501,611
Apache Corp.	4,937	495,872
Cabot Oil & Gas Corp.	2,722	84,845
Chesapeake Energy Corp.	8,512	197,223
Chevron Corp.	25,336	2,717,033
ConocoPhillips	16,411	1,247,400
Consol Energy, Inc.	2,959	100,902
Denbury Resources, Inc.(a)	5,074	92,499
Devon Energy Corp.	5,156	366,695
El Paso Corp.	9,929	293,402
EOG Resources, Inc.	3,460	384,406
EQT Corp.	1,914	92,274
Exxon Mobil Corp.	60,387	5,237,364
Hess Corp.	3,857	227,370
Marathon Oil Corp.	9,064	287,329
Marathon Petroleum Corp.	4,416	191,478
Murphy Oil Corp.	2,511	141,294
Newfield Exploration Co.(a)	1,652	57,291
Noble Energy, Inc.	2,260	220,983
Occidental Petroleum Corp.	10,404	990,773
Peabody Energy Corp.	3,507	101,563
Pioneer Natural Resources Co.	1,579	176,201
QEP Resources, Inc.	2,221	67,740
Range Resources Corp.	1,999	116,222
Southwestern Energy Co.(a)	4,519	138,281
Spectra Energy Corp.	8,298	261,802
Sunoco, Inc.	1,344	51,273
Tesoro Corp.(a)	1,726	46,326
Valero Energy Corp.	7,096	182,864
Williams Cos., Inc.	7,602	234,218
WPX Energy, Inc.(a)	2,537	45,691

		15,392,372

Paper & Forest Products – 0.2%
International Paper Co.	5,643	198,069
MeadWestvaco Corp.	2,138	67,540

		265,609

Personal Products – 0.2%
Avon Products, Inc.	5,605	108,513
The Estée Lauder Cos., Inc., Class A	2,876	178,139

		286,652

Pharmaceuticals – 5.7%
Abbott Laboratories	20,112	1,232,664
Allergan, Inc.	3,916	373,704
Bristol-Myers Squibb Co.	21,630	730,013
Eli Lilly & Co.	13,119	528,302
Forest Laboratories, Inc.(a)	3,353	116,316

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Hospira, Inc.(a)(c)	2,083	$77,883
Johnson & Johnson	35,136	2,317,571
Merck & Co., Inc.	39,030	1,498,752
Mylan, Inc.(a)	5,539	129,890
Perrigo Co.	1,191	123,042
Pfizer, Inc.	96,629	2,189,613
Watson Pharmaceuticals, Inc.(a)	1,656	111,051

		9,428,801

Professional Services – 0.1%
Dun & Bradstreet Corp.	610	51,685
Equifax, Inc.	1,528	67,629
Robert Half International, Inc.	1,795	54,389

		173,703

Real Estate Investment Trusts (REITs) – 1.8%
Apartment Investment & Management Co., Class A	1,604	42,362
AvalonBay Communities, Inc.	1,231	174,002
Boston Properties, Inc.	1,897	199,166
Equity Residential	3,822	239,334
HCP, Inc.	5,272	208,033
Health Care REIT, Inc.	2,664	146,413
Host Marriott Corp.	9,164	150,473
Kimco Realty Corp.	5,296	102,001
Plum Creek Timber Co., Inc.	2,028	84,284
ProLogis	5,898	212,446
Public Storage	1,809	249,949
Simon Property Group, Inc.	3,912	569,900
Ventas, Inc.	3,727	212,812
Vornado Realty Trust(c)	2,390	201,238
Weyerhaeuser Co.	6,945	152,234

		2,944,647

Real Estate Management & Development – 0.1%
CBRE Group, Inc.(a)	4,183	83,493

Road & Rail – 0.8%
CSX Corp.	13,401	288,390
Norfolk Southern Corp.	4,204	276,749
Ryder System, Inc.	653	34,479
Union Pacific Corp.	6,134	659,282

		1,258,900

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.(a)	7,651	61,361
Altera Corp.	4,107	163,541
Analog Devices, Inc.	3,824	154,490
Applied Materials, Inc.	16,408	204,116
Broadcom Corp., Class A(a)	6,315	248,179
First Solar, Inc.(a)	768	19,238
Intel Corp.	64,049	1,800,417
KLA-Tencor Corp.	2,153	117,166
Linear Technology Corp.	2,981	100,460
LSI Corp.(a)	7,347	63,772
Microchip Technology, Inc.	2,504	93,149
Micron Technology, Inc.(a)	12,734	103,145
Novellus Systems, Inc.(a)	895	44,669
NVIDIA Corp.(a)	7,845	120,735
Teradyne, Inc.(a)(c)	2,486	41,989
Texas Instruments, Inc.	14,715	494,571
Xilinx, Inc.	3,348	121,968

		3,952,966

Software – 3.7%
Adobe Systems, Inc.(a)	6,372	218,623
Autodesk, Inc.(a)	2,899	122,686
BMC Software, Inc.(a)	2,062	82,810
CA, Inc.	4,714	129,918
Citrix Systems, Inc.(a)	2,356	185,912
Electronic Arts, Inc.(a)	4,147	68,343
Intuit, Inc.	3,750	225,487
Microsoft Corp.(d)	95,699	3,086,293
Oracle Corp.	50,226	1,464,590
Red Hat, Inc.(a)	2,469	147,868
Salesforce.com, Inc.(a)	1,752	270,701
Symantec Corp.(a)	9,271	173,368

		6,176,599

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	1,096	54,373
AutoNation, Inc.(a)	602	20,655
AutoZone, Inc.(a)	345	128,271
Bed Bath & Beyond, Inc.(a)	3,039	199,875
Best Buy Co., Inc.	3,567	84,466
CarMax, Inc.(a)	2,881	99,827
GameStop Corp., Class A(c)	1,679	36,669
The Gap, Inc.	4,316	112,820
Home Depot, Inc.	19,777	994,981
Limited Brands, Inc.	3,180	152,640
Lowe’s Cos., Inc.	15,842	497,122
O’Reilly Automotive, Inc.(a)	1,642	149,997
Ross Stores, Inc.	2,938	170,698
Staples, Inc.	8,789	142,206
Tiffany & Co.	1,649	113,995
TJX Cos., Inc.	9,703	385,306
Urban Outfitters, Inc.(a)	1,468	42,733

		3,386,634

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	3,699	285,859
NIKE, Inc., Class B	4,688	508,367
Ralph Lauren Corp.	836	145,740
VF Corp.	1,130	164,957

		1,104,923

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	6,814	49,810
People’s United Financial, Inc.	4,548	60,216

		110,026

Tobacco – 1.9%
Altria Group, Inc.	26,249	810,307
Lorillard, Inc.	1,679	217,397
Philip Morris International, Inc.	22,073	1,955,888
Reynolds American, Inc.	4,252	176,203

		3,159,795

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors – 0.2%
Fastenal Co.	3,808	$206,013
W.W. Grainger, Inc.	782	167,981

		373,994

Wireless Telecommunication Services – 0.4%
American Tower Corp., Class A	5,068	319,385
Crown Castle International Corp.(a)	3,237	172,662
MetroPCS Communications, Inc.(a)	3,815	34,411
Sprint Nextel Corp.(a)	38,700	110,295

		636,753

Total Long-Term Investments (Cost – $82,144,114) – 99.0%		163,091,085

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(b)(e)	1,972,773	1,972,773

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.24%(b)(e)(f)	$1,896	1,896,318

Total Short-Term Securities (Cost – $3,869,091) – 2.3%		3,869,091

Total Investments (Cost – $86,013,205*) – 101.3%		166,960,176
Liabilities in Excess of Other Assets – (1.3)%		(2,193,234)

Net Assets – 100.0%		$164,766,942

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,793,670

Gross unrealized appreciation	$79,514,493
Gross unrealized depreciation	(5,347,987)

Net unrealized appreciation	$74,166,506

(a)	Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at March 31, 2012	Value at March 31, 2012	Realized Gain/(Loss)	Income
BlackRock, Inc.	1,290	–		–	1,290	$264,321	–	$1,935
BlackRock Liquidity Funds, TempFund, Institutional Class	1,261,622	711,151	[1]	–	1,972,773	$1,972,773	–	$658
BlackRock Liquidity Series LLC, Money Market Series	$1,124,866	$771,452	[1]	–	$1,896,318	$1,896,318	–	$2,411
The PNC Financial Services Group, Inc.	6,828	67		(112)	6,783	$437,436	$1,894	$2,390

[1]	Represents net shares/beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
31	S&P 500 E Mini	Chicago Mercantile	June 2012	$2,174,960	$81,785

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifcations used by one or more widely recognized market indexes or rating group indexes, and/or as definied by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$163,091,085	–	–	$163,091,085
Short-Term Securities	1,972,773	$1,896,318	–	3,869,091

Total	$165,063,858	$1,896,318	–	$166,960,176

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$81,785	–	–	$81,785

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10	–	–	$10
Liabilities:
Collateral on Securities Loaned at Value	(1,896,318)	–	–	(1,896,318)

Total	$(1,896,308)	–	–	$(1,896,308)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK VARIABLE SERIES FUNDS, INC.	March 31, 2012	9

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC(a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	629	$684,280
Series 2010-2A, Class A, 4.07%, 1/15/48		436	444,459
Series 2010-3A, Class A, 3.82%, 12/15/48		451	450,364
Series 2012-1A, Class A, 4.21%, 2/16/65		250	252,265
ACE Securities Corp.,
Series 2003-OP1, Class A2, 0.96%, 12/25/33(b)		122	94,290
AEP Texas Central Transition Funding LLC,
Series 2012-1, Class A3, 2.84%, 3/01/26		500	493,939
AH Mortgage Advance Trust,
Series SART-3, Class 1A1, 2.98%, 3/13/43(a)		280	280,000
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class C, 3.19%, 10/12/16		460	474,930
Series 2011-5, Class C, 3.44%, 10/08/17		180	183,564
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		95	94,599
Series 2012-1, Class C, 2.20%, 10/16/17		55	54,758
Series 2012-1, Class D, 3.09%, 8/15/18		70	69,698
CenterPoint Energy Transition Bond Co. LLC,
Series 2012-1, Class A3, 3.03%, 10/15/25		495	498,299
Countrywide Asset-Backed Certificates(b):
Series 2003-BC3, Class A2, 0.86%, 9/25/33		128	110,906
Series 2004-5, Class A, 0.69%, 10/25/34		185	157,779
Series 2007-1, Class 2A1, 0.29%, 7/25/37		268	262,097
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15(a)		125	125,910
Series 2010-5, Class D, 2.41%, 9/15/15(a)		65	65,465
Series 2011-2, Class C, 2.37%, 9/15/15		155	155,246
Series 2011-2, Class D, 2.86%, 9/15/15		110	110,166
Series 2012-1, Class B, 1.14%, 1/15/16(b)		100	100,000
Series 2012-1, Class C, 1.74%, 1/15/16(b)		215	215,000
Series 2012-1, Class D, 2.34%, 1/15/16(b)		195	195,000
Series 2012-2, Class B, 2.32%, 1/15/19		110	109,539
Series 2012-2, Class C, 2.86%, 1/15/19		100	99,373
Series 2012-2, Class D, 3.51%, 1/15/19		100	99,377
Hyundai Auto Receivables Trust,
Series 2012-A, Class D, 2.61%, 5/15/18		125	124,664
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ, 0.54%, 12/25/34(b)		155	130,890
Nelnet Student Loan Trust,
Series 2008-3, Class A4, 2.14%, 11/25/24(b)		270	278,302
New Century Home Equity Loan Trust,
Series 2005-2, Class A2MZ, 0.50%, 6/25/35(b)		487	460,989
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.88%, 7/25/33(b)		314	246,348
PFS Financing Corp.,
Series 2012-AA, Class A, 1.44%, 2/15/16(a)(b)		220	220,000
RAAC,
Series 2005-SP2, Class 2A, 0.54%, 6/25/44(b)		1,089	774,654
Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB, 0.82%, 7/25/33(b)		140	85,858
Santander Consumer Acquired Receivables Trust(a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		254	251,754
Series 2011-S1A, Class C, 2.01%, 8/15/16		219	217,259
Series 2011-WO, Class C, 3.19%, 10/15/15		300	299,517
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460	461,765
Series 2010-2, Class C, 3.89%, 7/17/17		540	548,786
Series 2010-B, Class B, 2.10%, 9/15/14(a)		370	371,905
Series 2010-B, Class C, 3.02%, 10/17/16(a)		390	387,588
Series 2011-1, Class D, 4.01%, 2/15/17		200	200,671
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)		175	174,314
Series 2011-S1A, Class D, 3.10%, 5/15/17(a)		189	188,951

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

		13,722,425	13,722,425
Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2012-1, Class B, 2.72%, 5/16/16	USD	110	$111,857
Series 2012-1, Class C, 3.78%, 11/15/17		145	148,338
Series 2012-2, Class C, 3.20%, 2/15/18		245	245,534
Series 2012-2, Class D, 3.87%, 2/15/18		145	145,491
Scholar Funding Trust, Series 2011-A, Class A,
1.45%, 10/28/43(a)(b)		281	270,287
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21(b)		113	108,235
Series 2008-5, Class A3, 1.86%, 1/25/18(b)		315	321,767
Series 2008-5, Class A4, 2.26%, 7/25/23(b)		335	346,984
Series 2012-A, Class A1, 1.64%, 8/15/25(a)(b)		156	155,946
Series 2012-A, Class A2, 3.83%, 1/17/45(a)		155	154,476
Structured Asset Securities Corp.(b):
Series 2004-23XS, Class 2A1, 0.54%, 1/25/35		404	289,478
Series 2005-GEL2, Class A, 0.52%, 4/25/35		133	118,514

Total Asset-Backed Securities – 8.1%			13,722,425

Corporate Bonds
Auto Components – 0.1%
BorgWarner, Inc.,

4.63%, 9/15/20		140	$149,654

Capital Markets – 1.6%
Credit Suisse AG:
1.63%, 3/06/15(a)		585	583,610
2.60%, 5/27/16(a)		285	290,558
5.40%, 1/14/20		115	118,388
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		1,180	1,213,913
Morgan Stanley,
5.50%, 7/28/21		470	459,324

			2,665,793

Chemicals – 0.6%
CF Industries, Inc.,
7.13%, 5/01/20		410	488,413
The Dow Chemical Co.,
4.13%, 11/15/21		160	164,599
Lyondell Chemical Co.,
11.00%, 5/01/18		290	320,072

			973,084

Commercial Banks – 3.1%
ABN Amro Bank NV,
6.38%, 4/27/21	EUR	100	134,293
CIT Group, Inc.,
7.00%, 5/02/17(a)	USD	30	30,075
Commerzbank AG,
6.38%, 3/22/19	EUR	100	113,525
DnB NOR Boligkreditt,
2.90%, 3/29/16(a)	USD	1,325	1,368,913
Eksportfinans ASA,
5.50%, 5/25/16		405	396,452
HSBC Bank Brasil SA - Banco Multiplo,
4.00%, 5/11/16(a)		700	705,250
HSBC Bank Plc,
3.10%, 5/24/16(a)		345	351,421
HSBC Holdings Plc,
6.10%, 1/14/42		140	162,893
Sparebanken 1 Boligkreditt(a):
1.25%, 10/25/14		830	834,622
2.30%, 6/30/17		430	428,538
UBS AG,
2.25%, 3/30/17(a)		345	344,159
Wells Fargo & Co.,
3.50%, 3/08/22		485	477,467

			5,347,608

Construction Materials – 0.0%
Lafarge SA,
7.13%, 7/15/36		72	66,414

Consumer Finance – 0.3%
Ford Motor Credit Co. LLC,
6.63%, 8/15/17		210	232,708
SLM Corp.,
6.25%, 1/25/16		343	356,720

			589,428

Diversified Financial Services – 3.3%
Bank of America Corp.:
6.50%, 8/01/16		145	159,425
3.88%, 3/22/17		245	246,351
7.63%, 6/01/19		150	172,967
5.70%, 1/24/22		120	127,030
Capital One Financial Corp.,
4.75%, 7/15/21		355	373,539
Citigroup, Inc.:
5.00%, 9/15/14		140	144,988
4.59%, 12/15/15		1,220	1,284,782
General Electric Capital Corp.:
2.13%, 12/21/12		445	451,089
6.15%, 8/07/37		440	498,258
JPMorgan Chase Bank NA, Series BKNT:
6.00%, 7/05/17		805	912,226
6.00%, 10/01/17		585	669,364
Reynolds Group Issuer, Inc.(a):
7.88%, 8/15/19		220	236,500
6.88%, 2/15/21		260	269,100

			5,545,619

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services – 0.5%
Level 3 Financing, Inc.,
8.13%, 7/01/19(a)	USD	207	$213,727
Verizon Communications, Inc.:
3.50%, 11/01/21		230	235,304
6.40%, 2/15/38		306	370,663

			819,694

Electric Utilities – 2.4%
Alabama Power Co.,
3.95%, 6/01/21		230	245,136
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	71,294
5.95%, 12/15/36		100	107,544
Duke Energy Carolinas LLC,
4.25%, 12/15/41		175	174,608
Florida Power & Light Co.,
5.95%, 2/01/38		375	471,386
Georgia Power Co.,
3.00%, 4/15/16		205	216,801
Hydro-Quebec:
9.40%, 2/01/21		195	285,826
8.40%, 1/15/22		370	522,121
8.05%, 7/07/24		940	1,352,958
Jersey Central Power & Light Co.,
7.35%, 2/01/19		120	150,158
Southern California Edison Co., Series 08-A,
5.95%, 2/01/38		225	283,655
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		125	131,948

			4,013,435

Energy Equipment & Services – 1.7%
Ensco Plc:
3.25%, 3/15/16		80	83,461
4.70%, 3/15/21		178	192,041
MEG Energy Corp.,
6.50%, 3/15/21(a)		475	497,562
Noble Holding International Ltd.,
5.25%, 3/15/42		150	149,014
Peabody Energy Corp.,
6.25%, 11/15/21(a)		355	347,900
Pride International, Inc.,
6.88%, 8/15/20		120	146,336
Transocean, Inc.:
5.05%, 12/15/16		380	406,952
6.50%, 11/15/20		150	167,719
6.38%, 12/15/21		740	832,624

			2,823,609

Food Products – 0.4%
Kraft Foods, Inc.:
6.50%, 8/11/17		455	548,878
6.50%, 2/09/40		150	184,580

			733,458

Health Care Equipment & Supplies – 0.4%
Boston Scientific Corp.,
6.25%, 11/15/15		571	630,541

Health Care Providers & Services – 0.9%
HCA, Inc.:
6.50%, 2/15/20		383	402,150
7.25%, 9/15/20		495	538,931
Tenet Healthcare Corp.:
10.00%, 5/01/18		10	11,450
6.25%, 11/01/18(a)		220	227,150
8.88%, 7/01/19		320	358,400
UnitedHealth Group, Inc.,
3.38%, 11/15/21		75	76,985

			1,615,066

Hotels, Restaurants & Leisure – 0.5%
MGM Resorts International:
10.38%, 5/15/14		190	215,413
11.13%, 11/15/17		250	282,812
Wyndham Worldwide Corp.,
4.25%, 3/01/22		310	303,901

			802,126

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
7.60%, 4/01/32		75	97,511
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		240	261,600

			359,111

Insurance – 3.1%
Allianz Finance II BV,
5.75%, 7/08/41(b)	EUR	300	378,544
American International Group, Inc.:
3.80%, 3/22/17	USD	380	384,771
5.45%, 5/18/17		185	198,882
AXA SA,
5.25%, 4/16/40(b)	EUR	200	228,224
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)	USD	260	248,159
Hartford Financial Services Group, Inc.,
6.00%, 1/15/19		160	174,777
Hartford Life Global Funding Trusts,
0.65%, 6/16/14(b)		685	650,478
ING Verzekeringen NV,
2.69%, 6/21/21(b)	EUR	40	49,618
Lincoln National Corp.,
7.00%, 6/15/40	USD	180	211,394
Manulife Financial Corp.,
3.40%, 9/17/15		420	432,342
Metropolitan Life Global Funding I,
2.50%, 1/11/13(a)		1,515	1,530,776
Muenchener Rueckversicherungs AG,
6.00%, 5/26/41(b)	EUR	200	264,221
Prudential Financial, Inc.:
5.38%, 6/21/20	USD	200	224,012

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Prudential Financial, Inc. (concluded):
4.50%, 11/15/20	USD	270	$286,453

			5,262,651

IT Services – 0.1%
First Data Corp.(a):
7.38%, 6/15/19		105	106,969
8.25%, 1/15/21		20	19,550

			126,519

Machinery – 0.1%
Joy Global, Inc.,
5.13%, 10/15/21		100	108,280

Media — 3.4%
CBS Corp.:
4.63%, 5/15/18		80	87,108
8.88%, 5/15/19		175	229,921
5.75%, 4/15/20		130	149,458
CCH II LLC,
13.50%, 11/30/16		710	809,400
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		117	127,676
Series B, 9.25%, 12/15/17		853	935,101
Comcast Corp.:
5.88%, 2/15/18		420	497,056
6.45%, 3/15/37		204	244,151
Cox Communications, Inc.,
8.38%, 3/01/39(a)		310	436,466
CSC Holdings LLC,
8.50%, 4/15/14		128	142,400
DIRECTV Holdings LLC:
6.38%, 3/01/41		215	242,641
5.15%, 3/15/42(a)		95	92,547
NBCUniversal Media LLC:
5.15%, 4/30/20		543	614,570
4.38%, 4/01/21		70	74,980
News America, Inc.,
6.40%, 12/15/35		15	17,006
Time Warner Cable, Inc.:
5.88%, 11/15/40		240	258,595
5.50%, 9/01/41		230	240,931
Time Warner, Inc.:
4.70%, 1/15/21		110	120,178
6.10%, 7/15/40		80	89,533
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		270	293,287

			5,703,005

Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
2.15%, 3/01/17		80	79,254
Newcrest Finance Property Ltd.,
4.45%, 11/15/21(a)		165	166,692
Novelis, Inc.,
8.75%, 12/15/20		310	339,450

			585,396

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
1.95%, 8/15/16		295	299,058

Multiline Retail – 0.7%
Dollar General Corp.,
11.88%, 7/15/17(b)		415	450,279
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		395	453,283
7.45%, 7/15/17		272	330,212

			1,233,774

Oil, Gas & Consumable Fuels – 4.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		655	755,148
6.38%, 9/15/17		356	423,005
BP Capital Markets Plc,
3.13%, 10/01/15		170	179,685
Consol Energy, Inc.:
8.00%, 4/01/17		149	155,333
8.25%, 4/01/20		41	42,845
El Paso Pipeline Partners Operating Co., LLC,
6.50%, 4/01/20		290	324,075
Enterprise Products Operating LLC:
6.13%, 10/15/39		275	309,692
Series L, 6.30%, 9/15/17		175	206,304
KeySpan Gas East Corp.,
5.82%, 4/01/41(a)		125	149,421
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		100	116,792
6.55%, 9/15/40		55	61,600
6.38%, 3/01/41		80	87,808
Kinder Morgan Finance Co., ULC,
5.70%, 1/05/16		235	247,925
Linn Energy LLC/Linn Energy Finance Corp,
6.25%, 11/01/19(a)		310	300,700
Marathon Petroleum Corp.,
6.50%, 3/01/41		372	401,849
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		550	642,322
Nexen, Inc.,
7.50%, 7/30/39		445	546,394
Petrobras International Finance Co.:
3.88%, 1/27/16		700	736,822
5.75%, 1/20/20		1,055	1,168,729
Plains Exploration & Production Co.,
10.00%, 3/01/16		50	55,250
Range Resources Corp.:
7.25%, 5/01/18		390	411,450
5.75%, 6/01/21		50	52,500
Rockies Express Pipeline LLC,
3.90%, 4/15/15(a)		454	417,680
Western Gas Partners LP,
5.38%, 6/01/21		355	380,560
Woodside Finance, Ltd.,
4.60%, 5/10/21(a)		100	104,009

			8,277,898

Paper & Forest Products – 0.3%
International Paper Co.:
7.50%, 8/15/21		25	31,513

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
International Paper Co. (concluded):
4.75%, 2/15/22	USD	215	$226,570
6.00%, 11/15/41		190	206,239

			464,322

Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Co. BV, Series 2,
3.65%, 11/10/21		90	91,105
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15		270	284,186
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		225	227,763

			603,054

Real Estate Investment Trusts (REITs) – 0.7%
ERP Operating LP,
4.63%, 12/15/21		230	242,176
Hospitality Properties Trust,
5.63%, 3/15/17		179	190,925
Ventas, Inc.,
4.75%, 6/01/21		140	141,255
Vornado Realty LP,
5.00%, 1/15/22		540	551,745

			1,126,101

Real Estate Management & Development – 0.2%
Realogy Corp.,
7.88%, 2/15/19(a)(c)		219	219,000
WEA Finance LLC,
4.63%, 5/10/21(a)		150	151,739

			370,739

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		530	605,117

Software – 0.1%
Oracle Corp.,
5.38%, 7/15/40		200	231,254

Specialty Retail – 0.1%
QVC, Inc.,
7.50%, 10/01/19(a)		190	208,525

Thrifts & Mortgage Finance – 0.5%
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		200	214,171
Radian Group, Inc.,
5.38%, 6/15/15		750	570,000

			784,171

Wireless Telecommunication Services – 1.5%
America Movil SAB de CV,
2.38%, 9/08/16		385	389,745
Cricket Communications, Inc.,
7.75%, 5/15/16		237	250,035
Crown Castle Towers LLC,
6.11%, 1/15/40 (a)		845	939,157
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		184	193,430
MetroPCS Wireless, Inc.,
7.88%, 9/01/18		11	11,577
SBA Tower Trust,
5.10%, 4/15/17(a)		170	183,471
Sprint Capital Corp.,
6.88%, 11/15/28		80	61,200
Sprint Nextel Corp.,
9.00%, 11/15/18(a)		420	460,950

			2,489,565

Total Corporate Bonds – 32.8%			55,614,069

Foreign Agency Obligations
Brazilian Government International Bond,
7.13%, 1/20/37		100	137,250
Italy Buoni Poliennali Del Tesoro,
5.00%, 3/01/22	EUR	750	990,672
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	360	364,248
Mexico Government International Bond:
6.38%, 1/16/13		596	620,436
5.63%, 1/15/17		200	231,300
5.13%, 1/15/20		350	401,625
Poland Government International Bond:
6.38%, 7/15/19		60	69,750
5.13%, 4/21/21		210	224,280
Russia Government International Bond:
4.50%, 4/04/22(a)		200	199,400
7.50%, 3/31/30(d)		718	859,027
South Africa Government International Bond,
5.50%, 3/09/20		180	200,700
Turkey Government International Bond:
7.00%, 3/11/19		100	114,250
5.63%, 3/30/21		155	161,743
6.25%, 9/26/22		200	215,000

Total Foreign Agency Obligations – 2.8%			4,789,681

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 2.3%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46(b)		319	179,889
Series 2006-0A5, Class 3A1, 0.44%, 4/25/46(b)		514	327,128
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,398	1,164,905

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Credit Suisse Mortgage Capital Certificates(a)(b):
Series 2010-RR2, Class 2A, 5.79%, 9/15/39	USD	520	$575,143
Series 2011-2R, Class 2A1, 2.69%, 7/27/36		718	689,243
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
5.54%, 8/25/35(b)		251	215,925
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4,
1.04%, 11/25/34(b)		201	190,891
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		75	73,285
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		77	70,957
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1,
0.46%, 2/25/46(b)		393	152,905
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A,
0.93%, 5/25/47(b)		347	230,971

			3,871,242

Commercial Mortgage-Backed Securities – 7.5%
Banc of America Large Loan, Inc.(a)(b):
Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15		558	521,594
Series 2010-UB4, Class A4A, 5.01%, 12/20/41		395	418,859
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%, 3/11/41(b)		1,676	1,710,345
Series 2006-5, Class AAB, 5.38%, 9/10/47		697	729,144
Series 2006-5, Class AM, 5.45%, 9/10/47		65	62,957
Series 2007-1, Class A4, 5.45%, 1/15/49		400	449,923
Series 2007-3, Class A4, 5.63%, 6/10/49(b)		630	699,609
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/11/40(b)		70	72,775
Series 2007-PW17, Class A3, 5.74%, 6/11/50		465	484,916
DBRR Trust, Series 2011-C32, Class A3A,
5.74%, 6/17/49(a)(b)		165	183,617
Extended Stay America Trust, Series 2010-ESHA, Class D,
5.50%, 11/05/27(a)		100	101,073
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM,
5.29%, 11/10/45(b)		110	112,289
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ,
5.88%, 7/10/38(b)		160	136,271
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		380	404,919
Series 2006-CB14, Class AM, 5.45%, 12/12/44(b)		170	175,054
Series 2007-CB18, Class A3, 5.45%, 6/12/47		424	444,816
Series 2008-C2, Class ASB, 6.13%, 2/12/51(b)		210	226,557
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.89%, 6/15/38(b)		80	84,879
Series 2006-C7, Class AM, 5.38%, 11/15/38		80	80,224
Series 2007-C6, Class A4, 5.86%, 7/15/40(b)		285	322,328
Series 2007-C7, Class A3, 5.87%, 9/15/45(b)		140	158,604
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4,
4.86%, 8/12/39(b)		500	536,593
Morgan Stanley, Series 2007-XLC1, Class A2,
0.56%, 7/17/17		269	252,723
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		290	305,305
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	531,544
Series 2007-HQ12, Class A2FX, 5.60%, 4/12/49(b)		353	372,862
Series 2012-C4, Class XA, 2.90%, 3/15/45(a)(b)		2,040	316,282
Series 2012-XA, Class A, 2.00%, 7/27/49(a)		350	350,000
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.90%, 2/16/51(a)(b)		860	959,302
Wachovia Bank Commercial Mortgage Trust(b):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		796	805,657
Series 2007-C33, Class A4, 5.90%, 2/15/51		630	698,027

			12,709,048

Interest Only Commercial Mortgage-Backed Securities – 0.4%
Morgan Stanley Reremic Trust(a):
Series 2009-IO, Class B, 0.00%, 7/17/56		310	272,025

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Reremic Trust (a) (concluded):
Series 2011-IO, Class A, 2.50%, 3/23/51	USD	403	$405,182

			677,207

Total Non-Agency Mortgage-Backed Securities – 10.2%			17,257,497

Preferred Securities
Capital Trusts
Capital Markets – 0.0%
State Street Capital Trust IV,
1.47%, 6/01/37(b)		30	22,050

Commercial Banks – 0.3%
Barclays Bank Plc,
5.93%(a)(b)(e)		100	92,500
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)		245	243,775
JPMorgan Chase Capital XXV,
Series Y, 6.80%, 10/01/37		95	95,532

			431,807

Consumer Finance – 0.3%
Capital One Capital VI,
8.88%, 5/15/40		310	312,083
Capital One Financial Corp. Capital V,
10.25%, 8/15/39		100	102,750

			414,833

Insurance – 0.5%
American International Group, Inc.,
8.18%, 5/15/58(b)		95	100,558
MetLife Capital Trust IV,
7.88%, 12/15/37(a)		305	333,975
Swiss Re Capital I LP,
6.85%(a)(b)(e)		270	254,872
XL Group Plc,
Series E, 6.50%(b)(e)		265	223,262

			912,667

Total Capital Trusts – 1.1%			1,781,357

Preferred Stocks	Shares
Thrifts & Mortgage Finance – 0.0%
Fannie Mae,
Series S, 8.25%(b)(f)		10,000	13,800
Freddie Mac,
Series Z, 8.38%(b)(f)		10,000	13,900

Total Preferred Stocks – 0.0%			27,700

Trust Preferreds
Commercial Banks – 0.1%
Citigroup Capital XIII,
7.88%, 10/30/40(b)		6,971	189,611

Total Preferred Securities – 1.2%			1,998,668

Taxable Municipal Bonds	Par (000)
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	200	224,260
5.50%, 6/15/43		240	272,470

Total Taxable Municipal Bonds – 0.3%			496,730

US Government Sponsored Agency Securities
Agency Obligations – 1.9%
Fannie Mae,
4.70%, 10/09/19(g)		595	460,126
Federal Home Loan Bank of Chicago,
5.63%, 6/13/16(h)		1,285	1,462,171
Tennessee Valley Authority,
5.25%, 9/15/39		1,060	1,270,944

			3,193,241

Collateralized Mortgage Obligations – 0.9%
Freddie Mac Mortgage-Backed Securities:
Multifamily Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21(b)		480	522,773
Series 2012-K706, Class C, 4.02%, 11/25/44(a)(b)		75	67,278
Series 3068, Class VA, 5.50%, 10/15/16		0.00	0.00
Series K017, Class A2, 2.87%, 12/25/21		870	872,582

			1,462,633

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations – 1.0%
Freddie Mac Mortgage-Backed Securities,
Series K706, Class X1, 1.60%, 10/25/18(b)	USD	1,155	$101,320
Ginnie Mae Mortgage-Backed Securities(b):
Series 2010-146, Class LS, 6.46%, 4/20/39		500	78,073
Series 2010-147, Class SA, 1.00%, 5/20/40		1,349	239,684
6.01%, 2/20/40		3,981	765,076
Series 2010-24, Class BS, 6.19%, 12/20/38		418	64,120
Series 2010-98, Class YS, 6.36%, 12/20/39		1,485	258,972
Series 2011-80, Class KS, 6.43%, 6/20/41		901	155,981

			1,663,226

Mortgage-Backed Securities – 48.0%
Fannie Mae Mortgage-Backed Securities:
3.09%, 3/01/41(b)		161	167,954
3.15%, 3/01/41(b)		302	314,634
3.31%, 12/01/40(b)		402	422,154
3.50%, 11/01/26 - 4/15/42(i)		9,185	9,467,451
4.00%, 2/01/25 - 4/15/42(i)		10,581	11,174,413
4.50%, 4/15/27 - 6/01/41(i)		14,791	15,786,994
4.78%, 8/01/38(b)		711	758,114
5.00%, 9/01/33 - 4/15/42(i)		4,040	4,369,706
5.50%, 6/01/33 - 4/15/42(i)		5,543	6,071,402
6.00%, 2/01/17 - 4/15/42(i)		14,452	15,928,548
6.50%, 7/01/37 - 10/01/39		1,810	2,033,835
Freddie Mac Mortgage-Backed Securities:
3.05%, 2/01/41(b)		332	346,718
4.00%, 4/15/42(i)		300	313,031
4.50%, 4/15/42(i)		200	211,781
4.95%, 4/01/38(b)		610	649,191
5.00%, 4/15/42(i)		2,000	2,149,922
5.50%, 4/15/42(i)		100	108,500
Ginnie Mae Mortgage-Backed Securities(i):
4.00%, 4/15/42		1,500	1,609,688
4.50%, 4/15/42		2,800	3,046,313
5.00%, 4/15/42		3,100	3,423,562
5.50%, 4/15/42		1,400	1,564,500
6.00%, 4/15/42		1,300	1,466,969

			81,385,380

Total US Government Sponsored Agency Securities – 51.8%			87,704,480

US Treasury Obligations	Par (000)
US Treasury Bonds:
8.13%, 5/15/21(c)	USD	2,025	3,064,236
8.13%, 8/15/21		630	958,978
6.25%, 8/15/23		2,620	3,628,700
4.38%, 5/15/40		288	346,095
4.75%, 2/15/41		1,485	1,892,679
4.38%, 5/15/41		345	414,755
3.13%, 11/15/41		9,310	8,930,329
3.13%, 2/15/42		1,519	1,456,104
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		743	979,300
0.75%, 2/15/42		682	650,200
US Treasury Notes:
0.13%, 9/30/13		665	663,312
0.25%, 1/31/14		795	793,851
0.50%, 8/15/14		680	681,222
0.25%, 2/15/15(c)		3,935	3,906,715
0.38%, 3/15/15		1,660	1,653,645
0.88%, 2/28/17(c)		723	717,917
1.00%, 3/31/17		2,945	2,938,789
2.25%, 7/31/18		1,320	1,385,381
2.63%, 8/15/20(j)		585	616,764
2.00%, 2/15/22(c)		7,043	6,907,641

Total US Treasury Obligations – 25.1%			42,586,613

Total Long-Term Investments (Cost – $220,835,360) – 132.3%			224,170,163

Options Purchased	Contracts
Exchange-Traded Put Options – 0.0%
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 99.00, Expires 5/11/12		99	26,606

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA	USD	1,600	2,174
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, Expires 06/01/12, Broker Morgan Stanley & Co., Inc.		1,500	1,892

			4,066

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank	USD	1,700	$3,238
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 06/14/12, Broker Deutsche Bank AG		600	28,622
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 07/23/12, Broker Deutsche Bank AG		1,500	14,070
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG		2,800	25,429
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG		1,000	43,024

			114,383

Total Options Purchased (Cost – $222,099) – 0.1%			145,055

Total Investments Before TBA Sale Commitments and Options Written (Cost – $221,057,459*) – 132.4%			224,315,218

TBA Sale Commitments (i)	Par (000)
Fannie Mae Mortgage-Backed Securities :
3.50%, 4/15/42		6,000	(6,161,250)
4.00%, 4/15/42		8,120	(8,522,750)
4.50%, 4/15/42		7,700	(8,187,953)
5.00%, 4/15/42		600	(647,063)
5.50%, 4/15/42		5,500	(5,985,375)
6.00%, 4/15/42		4,700	(5,178,078)

Total TBA Sale Commitments (Proceeds – $34,644,246) – (20.5)%			(34,682,469)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Call Swaptions – (0.2)%
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA	USD	1,100	$(17,786)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		2,300	(179,449)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		400	(27,044)

			(224,279)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley & Co., Inc.		2,900	(6,779)
Receive a fixed rate of 1.62% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Bank of America NA		1,300	(4,505)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA		1,700	(7,793)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		8,400	(28,365)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA		2,700	(50,404)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA		1,100	(29,949)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank		2,300	(19,059)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		2,000	(39,598)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	USD	400	$(27,291)

			(213,743)

Total Options Written (Premiums Received – $428,434) – (0.3)%			(438,022)

Total Investments, Net of TBA Sale Commitments and Options Written – 111.6%			189,194,727
Liabilities in Excess of Other Assets – (11.6)%			(19,749,036)

Net Assets – 100.0%			$169,445,691

•	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$221,081,485

Gross unrealized appreciation	$5,803,941
Gross unrealized depreciation	(2,570,208)

Net unrealized appreciation	$3,233,733

(a)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Non-income producing security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$(1,050,563)	$(4,863)
Barclays Capital, Inc.	$2,084,391	$5,156
BNP Paribas Securities Corp.	$5,794,513	$(12,045)
Citigroup NA	$4,612,938	$3,031
Credit Suisse Securities (USA) LLC	$(4,414,859)	$(13,753)
Deutsche Bank AG	$(6,910,063)	$(3,041)
Goldman Sachs & Co.	$4,068,219	$1,434
JPMorgan Chase Bank	$1,415,188	$5,946
Morgan Stanley & Co., Inc.	$220,344	$6,461
Nomura Securities	$1,129,563	$3,781
RBS Greenwich Capital	$(637,281)	$(1,531)
UBS AG	$721,000	$4,156

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro
	LIBOR	London Interbank Offered Rate
	RB	Revenue Bonds
	TBA	To Be Announced
	USD	US Dollar

*	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Bank of America Merrill Lynch	0.10%	2/07/12	Open	$3,172,123	$3,171,656
Deutsche Bank AG	(0.75%)	2/01/12	Open	179,359	179,580
BNP Paribas Securities Corp.	(0.51%)	3/30/12	4/02/12	719,355	719,385
Bank of America Merrill Lynch	0.03%	3/30/12	4/02/12	3,905,497	3,905,488
Morgan Stanley & Co., Inc.	0.05%	3/30/12	4/02/12	2,962,512	2,962,500

Total				$10,938,846	$10,938,609

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
32	2-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	7,044,500	$(1,862)
50	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	USD	6,887,500	(66,799)
40	5-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	4,901,563	(5,200)
1	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	248,050	210
2	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	496,600	419

Total						$(73,232)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	Euro BOBL	Eurex	June 2012	EUR	165,525	$79
6	Euro-Bund	Eurex	June 2012	EUR	1,108,224	71
6	90-Day Euro-Dollar	Chicago Mercantile	June 2012	USD	1,492,950	234
61	10-Year US Treasury Note	Chicago Board of Trade	June 2012	USD	7,898,547	(618)
69	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2012	USD	10,416,844	447,950
1	90-Day Euro-Dollar	Chicago Mercantile	September 2012	USD	248,775	32
1	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	248,700	19
4	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	994,500	(24)
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	1,486,800	1,896
5	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	1,237,375	2,321
3	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	741,338	982
1	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	246,662	100
43	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	10,587,675	13,031
44	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,813,000	15,488
44	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	10,792,650	17,060
44	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,772,850	18,229

Total						$516,850

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	825,000	USD	1,109,565	Deutsche Bank AG	4/18/12	$(9,192)
USD	2,828,190	EUR	2,189,000	Citibank NA	4/18/12	(90,798)
USD	40,765	EUR	31,000	Deutsche Bank AG	4/18/12	(582)

Total						$(100,572)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$750	$169,046
Sara Lee Corp.	1.00%	JPMorgan Chase Bank NA	3/20/17	$190	(267)
Eastman Chemical Co.	0.68%	Morgan Stanley & Co., Inc.	9/20/13	$1,170	(7,686)

Total					$161,093

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Credit default swaps on single-name issues—sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	$580	$33
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$190	7,989
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$170	5,956
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$220	7,389
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$130	3,333
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$120	3,638
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$158	3,864
MetLife, Inc.	1.00%	Bank of America Merrill Lynch	3/20/17	A-	$300	3,597
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A-	$110	1,319
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	$80	959

Total						$38,077

[1]	Using Standard &Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley & Co., Inc.	12/20/15	$520	$(3,169)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	$183	(3,084)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase Bank	6/20/16	$10	(153)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Morgan Stanley & Co., Inc.	12/20/16	$1,790	(30,542)
MCDX North America Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/21	$1,200	21,168

Total					$(15,780)

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
MCDX North America Series 14	0.00%	Goldman Sachs & Co.	6/20/20	L	$600	$9,320
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	L	$245	11,605
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	L	$245	11,855

Total						$32,780

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

[1]	Using Standard &Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.92%(1)	3-month LIBOR	Deutsche Bank AG	2/28/13	$4,300	$(16,196)
1.32%(1)	3-month LIBOR	Citibank NA	12/17/13	$1,500	(19,509)
1.41%(1)	3-month LIBOR	Deutsche Bank AG	12/20/13	$2,200	(32,088)
1.26%(1)	3-month LIBOR	Deutsche Bank AG	12/24/13	$1,600	(19,208)
0.60%(1)	3-month LIBOR	Deutsche Bank AG	3/15/14	$2,300	(779)
2.15%(2)	3-month LIBOR	Deutsche Bank AG	4/28/16	$300	14,723
1.25%(1)	3-month LIBOR	Deutsche Bank AG	10/05/16	$600	(2,728)
1.39%(1)	3-month LIBOR	Deutsche Bank AG	3/19/17	$2,500	(14,890)
1.39%(1)	3-month LIBOR	Deutsche Bank AG	3/19/17	$5,800	(34,545)
1.74%(2)	3-month LIBOR	Deutsche Bank AG	3/30/18	$500	5,811
2.57%(2)	3-month LIBOR	Deutsche Bank AG	10/27/20	$300	11,636
3.30%(1)	3-month LIBOR	Morgan Stanley & Co., Inc.	5/06/21	$900	(86,266)
3.27%(1)	3-month LIBOR	Deutsche Bank AG	5/16/21	$470	(43,708)
2.69%(1)	3-month LIBOR	Citibank NA	8/09/21	$400	(16,886)
2.18%(2)	3-month LIBOR	Bank of America Merrill Lynch	10/06/21	$865	(35,361)
2.38%(2)	3-month LIBOR	Deutsche Bank AG	10/19/21	$1,300	16,907
2.10%(1)	3-month LIBOR	Morgan Stanley & Co., Inc.	1/05/22	$500	7,244
2.36%(2)	3-month LIBOR	Deutsche Bank AG	3/20/22	$300	1,970
2.46%(1)	3-month LIBOR	Goldman Sachs & Co.	3/22/22	$1,500	(23,325)
2.36%(1)	3-month LIBOR	Citibank NA	3/26/22	$800	(5,273)
2.30%(2)	3-month LIBOR	Morgan Stanley & Co., Inc.	4/03/22	$500	–
2.70%(1)	3-month LIBOR	Deutsche Bank AG	1/11/42	$500	35,433
2.85%(1)	3-month LIBOR	Bank of America Merrill Lynch	2/09/42	$200	8,117

Total					$(248,921)

[1]	Pays fixed interest rate and receives floating rate.

[2]	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receives	1-month LIBOR	Goldman Sachs & Co.	1/12/40	$511	$(702)
Gross Return on the Markit IOS 4.50%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Pays	1-month LIBOR	Citibank NA	1/12/41	$698	(15,499)

Total						$(16,201)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	$12,956,380	$766,045	$13,722,425
Corporate Bonds	–	55,614,069	–	55,614,069
Foreign Agency Obligations	–	4,789,681	–	4,789,681
Municipal Bonds	–	496,730	–	496,730
Non-Agency Mortgage-Backed Securities	–	16,688,492	569,005	17,257,497
Preferred Securities	$217,311	1,781,357	–	1,998,668
US Government Sponsored Agency Securities	–	87,704,480	–	87,704,480

US Treasury Obligations	–	42,586,613	–	42,586,613
Liabilities:
TBA Sale Commitments	–	$(34,682,469)	–	$(34,682,469)

Total	$217,311	$187,935,333	$1,335,050	$189,487,694

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$251,718	$9,353	$261,071
Interest rate contracts	$544,727	220,290	–	765,017
Liabilities:
Credit contracts	–	(44,901)	–	(44,901)
Interest rate contracts	(74,503)	(804,985)	–	(879,488)
Foreign currency exchange contracts	–	(100,572)	–	(100,572)

Total	$470,224	$(478,450)	$9,353	$1,127

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,111,395	–	–	$1,111,395
Foreign Currency	253,584	–	–	253,584
Liabilities:
Reverse repurchase agreements		$(10,938,609)		(10,938,609)

Total	$1,364,979	$(10,938,609)	–	$(9,573,630)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Fund’s investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening balance, as of December 31, 2011	$2,010,317	$397,891	$2,408,208
Transfers into Level 3[1]	–	–
Transfers out of Level 3[1]	(1,235,668)	(397,891)	(1,633,559)
Accrued discounts/premium	–	70	70
Net realized gain (loss)	1	162	163
Net change in unrealized appreciation/depreciation[2]	10,731	4,297	15,028
Purchases	–	566,621	566,621
Sales	(19,336)	(2,145)	(21,481)

Closing balance, as of March 31, 2012	$766,045	$569,005	$1,335,050

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2012 was $15,028.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contract
Assets:
Opening balance, as of December 31, 2011	$(28,637)
Transfers into Level 3[1]	–
Transfers out of Level 3[1]	–
Accrued discounts/premium	7,591
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	37,990
Purchases	–
Issues[4]	–
Sales	–
Settlements[5]	(7,591)

Closing balance, as of March 31, 2012	$9,353

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2012 was $37,990.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	15

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets – 0.3%
Credit Suisse AG(a):
1.63%, 3/06/15	$230	$229,347
2.60%, 5/27/16	245	249,778

		479,125

Commercial Banks – 2.3%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15(a)	1,690	1,700,297
DnB NOR Boligkreditt,
2.90%, 3/29/16(a)	1,160	1,198,445
UBS AG London,
2.25%, 3/30/17(a)	285	284,305

		3,183,047

Diversified Financial Services – 0.3%
General Electric Capital Corp.,
2.13%, 12/21/12	365	369,994

Electric Utilities – 1.4%
Hydro-Quebec:
9.40%, 2/01/21	165	241,852
8.40%, 1/15/22	375	529,177
8.05%, 7/07/24	805	1,158,650

		1,929,679

Thrifts & Mortgage Finance – 0.6%
Cie de Financement Foncier,
2.50%, 9/16/15(a)	700	705,343
Northern Rock Plc,
5.63%, 6/22/17(a)	200	214,171

		919,514

Total Corporate Bonds – 4.9%		6,881,359

Foreign Agency Obligations
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	375	379,425
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	95	99,274
Series E, 5.25%, 7/02/12	320	323,777

Total Foreign Agency Obligations – 0.6%		802,476

US Government Sponsored Agency Securities
Agency Obligations – 3.1%
Fannie Mae:
1.63%, 10/26/15	3,880	3,996,629
4.60%, 10/09/19(b)	520	402,127

		4,398,756

Collateralized Mortgage Obligations – 9.5%
Freddie Mac Multifamily Pass-Through Certificates, Series K013, Class A2,
3.97%, 1/25/21(c)	2,920	3,180,201
Ginnie Mae Mortgage-Backed Securities, Class Z(c):
Series 2004-43, 4.50%, 6/16/44	4,609	4,641,273
Series 2004-45, 5.71%, 6/16/45	5,063	5,479,374

		13,300,848

Federal Deposit Insurance Corporation Guaranteed – 0.9%
General Electric Capital Corp.,
2.00%, 9/28/12	1,300	1,311,561

Interest Only Collateralized Mortgage Obligations – 0.7%
Ginnie Mae Mortgage-Backed Securities(c):
Series 2002-83, Class IO, 0.35%, 10/16/42	22,908	97,842
Series 2003-109, Class IO, 0.31%, 11/16/43	16,007	81,142
Series 2003-17, Class IO, 0.53%, 3/16/43	31,744	309,755
Series 2004-77, Class IO, 0.38%, 9/16/44	28,143	359,387
Series 2004-9, Class IO, 0.46%, 3/16/34	10,838	154,025

		1,002,151

Mortgage-Backed Securities – 114.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/27 - 5/01/27(d)	1,700	1,758,172
3.08%, 3/01/41(c)	241	251,932
3.15%, 3/01/41(c)	374	389,360
3.31%, 12/01/40(c)	422	443,915
3.50%, 11/01/26 - 4/01/42(d)	17,415	17,945,169
4.00%, 2/01/25 - 4/01/42(d)	13,165	13,894,893
4.50%, 4/01/27 - 6/01/41(d)	13,039	13,910,492
5.00%, 4/01/27 - 4/01/42(d)	14,109	15,250,454
5.50%, 11/01/21 - 4/01/42(d)	11,576	12,625,036
6.00%, 4/01/35 - 5/01/42(d)	17,636	19,442,342
6.50%, 7/01/37 - 10/01/39	4,527	5,085,191
Freddie Mac Mortgage-Backed Securities:
3.04%, 2/01/41	415	433,397
4.00%, 4/01/27 - 5/01/42(d)	12,900	13,498,110
4.50%, 4/01/42 - 5/01/42(d)	4,800	5,089,464
5.00%, 4/01/42 - 5/01/42(d)	8,000	8,603,593
5.50%, 5/01/42(d)	1,600	1,736,000
8.00%, 12/01/29 - 7/01/30	131	159,747
Ginnie Mae Mortgage-Backed Securities(d):
4.00%, 4/01/27	3,300	3,541,312

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities(d) (concluded):
4.50%, 4/01/42	$22,000	$23,965,525
5.50%, 1/15/34 - 4/01/42	2,671	3,002,868

		161,026,972

Total US Government Sponsored Agency Securities – 129.1%		181,040,288

US Treasury Obligations
US Treasury Bonds:
8.13%, 5/15/21	5	7,566
8.13%, 8/15/21(e)	2,985	4,543,731
6.25%, 8/15/23	4,610	6,384,850
4.38%, 5/15/41	360	432,788
3.13%, 11/15/41	12,140	11,644,919
3.13%, 2/15/42	570	546,398
US Treasury Inflation Indexed Bonds,
2.13%, 2/15/41	254	334,395
US Treasury Notes:
0.13%, 9/30/13	6,195	6,179,271
0.25%, 1/31/14	920	918,671
0.50%, 8/15/14	795	796,429
0.25%, 2/15/15	4,155	4,125,134
0.38%, 3/15/15	400	398,469
0.88%, 2/28/17	5,047	5,011,514
1.00%, 3/31/17	2,900	2,893,884
2.25%, 7/31/18	1,390	1,458,848
1.50%, 3/31/19	550	546,735
2.63%, 8/15/20	620	653,664
2.00%, 2/15/22	12,445	12,205,819

Total US Treasury Obligations – 42.2%		59,083,085

Total Long-Term Investments (Cost – $245,061,844) – 176.8%		247,807,208

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(f)(g)	16,422,812	16,422,812

Total Short-Term Securities (Cost – $16,422,812) – 11.7%		16,422,812

Options Purchased	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, Expires 05/01/12, Broker Bank of America NA	$1,300	1,767

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 06/14/12, Broker Deutsche Bank AG	500	23,851
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG	6,500	59,032
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG	2,300	20,888
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG	800	34,420

		138,191

Total Options Purchased (Cost – $194,909) – 0.1%		139,958

Total Investments Before TBA Sale Commitments and Options Written (Cost – $261,679,565*) – 188.6%		264,369,978

TBA Sale Commitments(d)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/27	600	(621,094)
3.50%, 4/01/27 - 4/01/42	8,600	(8,850,813)
4.00%, 4/01/42	6,500	(6,811,781)
4.50%, 4/01/42	10,700	(11,371,547)
5.00%, 4/01/42	11,600	(12,522,421)
5.50%, 4/01/42	10,300	(11,220,969)
6.00%, 4/01/42	8,400	(9,254,438)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/42	9,400	(9,846,079)
4.50%, 4/01/42	2,400	(2,548,089)
5.00%, 4/01/42	2,500	(2,691,309)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 4/01/42	12,900	(14,065,009)
5.50%, 4/01/42	2,600	(2,905,126)

Total TBA Sale Commitments (Proceeds – $92,684,476) – (66.1)%		(92,708,675)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Put Options – (0.0)%
10-Year US Treasury Note, Strike Price USD 128, Expires 4/20/12	14	$(3,719)

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – (0.1)%
Pay a fixed rate of 1.97% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA	$900	(14,552)
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	2,000	(156,042)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	400	(27,044)

		(197,638)

Over-the-Counter Interest Rate Put Swaptions – (0.2)%
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Morgan Stanley Capital Services, Inc.	2,400	(5,610)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, Expires 6/22/12, Broker Citibank NA	6,500	(15,194)
Receive a fixed rate of 1.63% and pay a floating rate based on 3-month LIBOR, Expires 6/28/12, Broker Deutsche Bank AG	3,300	(11,194)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Bank of America NA	1,400	(6,418)
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 1.85% and pay a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG	6,900	(23,300)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, Expires 1/09/13, Broker Citibank NA	2,300	(42,937)
Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Citibank NA	900	(24,504)
Receive a fixed rate of 3.88% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker JPMorgan Chase Bank	2,000	(16,573)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG	1,600	(31,679)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank	400	(27,291)

		(204,700)

Total Options Written (Premiums Received – $406,755) – (0.3)%		(406,057)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written– 122.2%		171,255,246
Liabilities in Excess of Other Assets – (22.2)%		(31,057,879)

Net Assets – 100.0%		$140,197,367

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$261,683,429

Gross unrealized appreciation	$4,323,191
Gross unrealized depreciation	(1,636,642)

Net unrealized appreciation	$2,686,549

(a)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$(1,502,203)	$12,644
Barclays Capital Inc.	$2,988,047	$5,485
BNP Paribas.	$(1,039,406)	$5,852
Citigroup Global Markets, Inc.	$9,054,079	$(19,757)
Credit Suisse Securities LLC	$6,431,363	$35,504
Deutsche Bank AG	$(13,500,860)	$(17,395)
Goldman Sachs & Co.	$6,989,235	$(31,031)
JPMorgan Securities, Inc.	$5,661,515	$(47,313)
Morgan Stanley & Co., Inc.	$(7,713,023)	$(14,000)
Nomura Securities, Inc.	$616,125	$2,063
RBS Greenwich Capital	$9,758,703	$6,133
UBS Securities, Inc.	$2,800,000	$10,942
Wells Fargo Bank	$(1,123,031)	$7,781

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2011	Net Activity	Shares held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,840,611	14,582,201	16,422,812	$3,537

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LIBOR TBA	London Interbank Offered Rate To Be Announced

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
21	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$5,225,325	$15,861
29	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$7,214,475	81,758
29	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$7,212,300	11,883
16	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$3,978,000	64,718
24	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$5,963,700	8,794
27	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$6,704,100	136,165
25	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$6,201,250	139,362
2	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$495,600	9,844

Total					$468,385

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
45	5-Year US Treasury Note	Chicago Board of Trade	June 2012	$5,514,258	$(720)
167	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$21,623,891	55,055
52	30-Year US Treasury Bond	Chicago Board of Trade	June 2012	$7,163,000	47,059
38	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2012	$5,736,813	278,044

Total					$379,438

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	$1,900	$19,654
2.36%[1]	3-month LIBOR	Citibank NA	12/20/15	$2,200	114,250
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$2,100	(12,508)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$4,800	(28,589)
1.36%[1]	3-month LIBOR	Deutsche Bank AG	3/26/17	$1,600	6,957
1.74%[1]	3-month LIBOR	Deutsche Bank AG	3/30/18	$400	4,649
2.74%[2]	3-month LIBOR	Citibank NA	9/21/20	$400	(21,313)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	$500	11,499
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	$500	19,692
3.18%[2]	3-month LIBOR	Deutsche Bank AG	12/07/20	$10,000	(872,921)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	$2,920	(271,548)
2.27%[1]	3-month LIBOR	Deutsche Bank AG	3/30/22	$200	(425)
2.46%[2]	3-month LIBOR	Goldma Sachs Co.	3/22/22	$1,200	(18,660)
2.29%[1]	3-month LIBOR	Morgan Stanlely	4/03/22	$400	–
2.70%[2]	3-month LIBOR	Deutsche Bank AG	1/11/42	$400	28,347
2.85%[2]	3-month LIBOR	Bank of America NA	2/09/42	$200	8,117

Total					$(1,012,799)

[1]	Fund pays a floating interest rate and receives fixed rate.

[2]	Fund pays a fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[3]	Bank of America NA	10/06/21	$735	$(30,047)

Total						$(30,047)

[3]	Net payment made at termination.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	5

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$247,807,208	–	$247,807,208
Short-Term Securities	$16,422,812	–	–	16,422,812
Liabilities:
TBA Sale Commitments	–	(92,708,675)	–	(92,708,675)

Total	$16,422,812	$155,098,533	–	$171,521,345

[1] See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$848,543	$353,123	–	$1,201,666
Liabilities:
Interest Rate Contracts	(4,439)	(1,628,302)	–	(1,632,741)
Other Contracts	–	(30,047)	–	(30,047)

Total	$844,104	$(1,305,226)	–	$(461,122)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Cash pledged for financial futures contracts in the amount of $270,000 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.1%
Ceradyne, Inc.	25,400	$827,024
Curtiss-Wright Corp.	36,600	1,354,566
Esterline Technologies Corp.(a)	34,000	2,429,640
The KEYW Holding Corp.(a)	99,400	770,350
Moog, Inc., Class A(a)	50,800	2,178,812
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	117,000	2,861,820

		10,422,212

Automobiles – 0.4%
Thor Industries, Inc.	34,600	1,091,976

Beverages – 0.5%
Cott Corp.(a)	188,700	1,243,533

Biotechnology – 0.9%
Arena Pharmaceuticals, Inc.(a)(b)	288,100	884,467
MannKind Corp.(a)	212,300	524,381
Pacific Biosciences of California, Inc.(a)(b)	97,900	334,818
XOMA Corp.(a)	142,900	395,833

		2,139,499

Capital Markets – 0.4%
Investment Technology Group, Inc.(a)(b)	85,800	1,026,168

Chemicals – 2.8%
Ferro Corp.(a)	68,400	406,296
Huntsman Corp.	154,500	2,164,545
OM Group, Inc.(a)(b)	36,000	990,360
Rockwood Holdings, Inc.(a)	58,500	3,050,775
Spartech Corp.(a)	86,700	423,096

		7,035,072

Commercial Banks – 12.5%
Banner Corp.	71,428	1,573,559
BBCN Bancorp, Inc.(a)	240,600	2,677,878
Boston Private Financial Holdings, Inc.	201,053	1,992,435
Columbia Banking System, Inc.	93,600	2,132,208
F.N.B Corp.	217,100	2,622,568
First Financial Bankshares, Inc.	34,500	1,214,745
First Midwest Bancorp, Inc.	130,600	1,564,588
Glacier Bancorp, Inc.	114,600	1,712,124
National Penn Bancshares, Inc.	221,600	1,961,160
NBT Bancorp, Inc.	64,000	1,413,120
Old National Bancorp	174,200	2,288,988
Pinnacle Financial Partners, Inc.(a)(b)	115,467	2,118,819
PrivateBancorp, Inc.	93,200	1,413,844
Susquehanna Bancshares, Inc.	260,900	2,577,692
UMB Financial Corp.	32,100	1,435,994
Umpqua Holdings Corp.	208,500	2,827,260

		31,526,982

Communications Equipment – 3.2%
Arris Group, Inc.(a)	221,600	2,504,080
Finisar Corp.(a)(b)	77,500	1,561,625
Harmonic, Inc.(a)(b)	253,000	1,383,910
Plantronics, Inc.	14,000	563,640
Polycom, Inc.(a)	100,600	1,918,442

		7,931,697

Computers & Peripherals – 1.8%
NCR Corp.(a)	115,300	2,503,163
QLogic Corp.(a)	112,500	1,998,000

		4,501,163

Construction & Engineering – 1.1%
KBR, Inc.	60,400	2,147,220
URS Corp.	14,700	625,044

		2,772,264

Containers & Packaging – 0.7%
Packaging Corp. of America	19,600	579,964
Rock-Tenn Co., Class A	19,100	1,290,396

		1,870,360

Diversified Financial Services – 0.7%
Interactive Brokers Group, Inc., Class A	71,400	1,213,800
Stifel Financial Corp.(a)(b)	14,900	563,816

		1,777,616

Electric Utilities – 1.6%
Allete, Inc.	50,900	2,111,841
UIL Holdings Corp.	51,300	1,783,188

		3,895,029

Electronic Equipment, Instruments & Components – 2.6%
Checkpoint Systems, Inc.(a)	90,600	1,021,968
Ingram Micro, Inc., Class A(a)	107,900	2,002,624
Rofin-Sinar Technologies, Inc.(a)(b)	58,000	1,529,460
ScanSource, Inc.(a)(b)	55,900	2,086,188

		6,640,240

Energy Equipment & Services – 1.7%
Oil States International, Inc.(a)(b)	17,100	1,334,826
Pioneer Drilling Co.(a)	159,643	1,404,858
Tetra Technologies, Inc.(a)(b)	168,100	1,583,502

		4,323,186

Food & Staples Retailing – 0.1%
The Fresh Market, Inc.(a)	3,300	158,235

Gas Utilities – 0.7%
Southwest Gas Corp.	43,900	1,876,286

Health Care Equipment & Supplies – 4.9%
CONMED Corp.	47,900	1,430,773
Hansen Medical, Inc.(a)(b)	376,100	1,128,300
Invacare Corp.	133,900	2,218,723
NuVasive, Inc.(a)	174,500	2,938,580
OraSure Technologies, Inc.(a)(b)	210,559	2,419,323
Wright Medical Group, Inc.(a)	113,700	2,196,684

		12,332,383

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services – 6.2%
Brookdale Senior Living, Inc.(a)	134,800	$2,523,456
Coventry Health Care, Inc.	120,500	4,286,185
Gentiva Health Services, Inc.(a)(b)	150,300	1,313,622
Health Net, Inc.(a)	34,050	1,352,466
Healthways, Inc.(a)	191,900	1,412,384
LCA-Vision, Inc.(a)	190,600	1,196,968
Tenet Healthcare Corp.(a)	661,100	3,510,441

		15,595,522

Hotels, Restaurants & Leisure – 2.0%
Gaylord Entertainment Co.(a)	66,200	2,038,960
Papa John’s International, Inc.(a)	37,900	1,427,314
Ruby Tuesday, Inc.(a)	161,400	1,473,582

		4,939,856

Household Durables – 0.7%
KB Home	114,300	1,017,270
MDC Holdings, Inc.	25,900	667,961

		1,685,231

Insurance – 2.0%
Delphi Financial Group, Inc., Class A	33,000	1,477,410
National Financial Partners Corp.(a)	127,000	1,922,780
Selective Insurance Group, Inc.	94,700	1,667,667

		5,067,857

Internet & Catalog Retail – 0.2%
CafePress, Inc.(a)	25,900	495,985

Internet Software & Services – 0.8%
IAC/InterActiveCorp.	12,736	625,210
Monster Worldwide, Inc.(a)(b)	136,200	1,327,950

		1,953,160

IT Services – 1.5%
Acxiom Corp.(a)	124,400	1,826,192
Convergys Corp.(a)	145,800	1,946,430

		3,772,622

Leisure Equipment & Products – 0.4%
Leapfrog Enterprises, Inc.(a)	130,100	1,087,636

Life Sciences Tools & Services – 1.0%
Affymetrix, Inc.(a)	573,100	2,447,137

Machinery – 8.7%
AGCO Corp.(a)	56,000	2,643,760
Altra Holdings, Inc.(a)	138,400	2,657,280
Briggs & Stratton Corp.	111,700	2,002,781
CIRCOR International, Inc.	47,100	1,567,017
EnPro Industries, Inc.(a)(b)	66,600	2,737,260
IDEX Corp.	65,000	2,738,450
Kennametal, Inc.	41,400	1,843,542
RBC Bearings, Inc.(a)	51,000	2,352,630
Robbins & Myers, Inc.	34,600	1,800,930
Terex Corp.(a)(b)	72,300	1,626,750

		21,970,400

Metals & Mining – 1.1%
Carpenter Technology Corp.	52,000	2,715,960

Multi-Utilities – 1.7%
NorthWestern Corp.	70,000	2,482,200
OGE Energy Corp.	31,800	1,701,300

		4,183,500

Multiline Retail – 1.4%
Big Lots, Inc.(a)	44,500	1,914,390
Fred’s, Inc.	104,700	1,529,667

		3,444,057

Oil, Gas & Consumable Fuels – 5.4%
Bill Barrett Corp.(a)(b)	41,800	1,087,218
Cabot Oil & Gas Corp.	32,400	1,009,908
Carrizo Oil & Gas, Inc.(a)(b)	59,600	1,684,296
Gastar Exploration Ltd.(a)	334,300	999,557
Goodrich Petroleum Corp.(a)(b)	60,800	1,156,416
HollyFrontier Corp.	9,490	305,104
Oasis Petroleum, Inc.(a)	79,900	2,463,317
SM Energy Co.	50,000	3,538,500
Whiting Petroleum Corp.(a)	22,900	1,243,470

		13,487,786

Paper & Forest Products – 0.9%
Schweitzer-Mauduit International, Inc.	15,738	1,086,866
Wausau Paper Corp.	134,800	1,264,424

		2,351,290

Pharmaceuticals – 0.2%
K-V Pharmaceutical Co., Class A(a)(b)	420,100	554,532

Professional Services – 1.6%
Kelly Services, Inc., Class A	83,400	1,333,566
Kforce, Inc.(a)	102,700	1,530,230
Resources Connection, Inc.	74,400	1,045,320

		3,909,116

Real Estate Investment Trusts (REITs) – 6.8%
Acadia Realty Trust(b)	115,000	2,592,100
BioMed Realty Trust, Inc.	65,800	1,248,884
CommonWealth REIT	68,450	1,274,539
Corporate Office Properties Trust(b)	52,200	1,211,562
Cousins Properties, Inc.	267,833	2,030,174
Dupont Fabros Technology, Inc.(b)	148,600	3,633,270
Kilroy Realty Corp.(b)	28,800	1,342,368
Lexington Corporate Properties Trust(b)	188,250	1,692,368
Omega Healthcare Investors, Inc.	103,100	2,191,906

		17,217,171

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail – 1.3%
Marten Transport Ltd.	75,300	$1,661,871
Vitran Corp., Inc.(a)	213,100	1,700,538

		3,362,409

Semiconductors & Semiconductor Equipment – 3.2%
Cymer, Inc.(a)	24,100	1,205,000
DSP Group, Inc.(a)	217,900	1,451,214
MKS Instruments, Inc.	27,100	800,263
PMC-Sierra, Inc.(a)	262,500	1,897,875
Standard Microsystems Corp.(a)	63,000	1,629,810
Teradyne, Inc.(a)(b)	69,500	1,173,855

		8,158,017

Software – 3.5%
Bottomline Technologies, Inc.(a)(b)	90,203	2,520,272
Compuware Corp.(a)	249,000	2,288,310
Progress Software Corp.(a)(b)	64,200	1,516,404
Take-Two Interactive Software, Inc.(a)	164,300	2,527,755

		8,852,741

Specialty Retail – 5.8%
Ascena Retail Group, Inc.(a)	77,900	3,452,528
Chico’s FAS, Inc.	40,800	616,080
The Children’s Place Retail Stores, Inc.(a)(b)	32,000	1,653,440
Collective Brands, Inc.(a)(b)	57,500	1,130,450
Express, Inc.(a)	106,600	2,662,868
Genesco, Inc.(a)	28,300	2,027,695
The Men’s Wearhouse, Inc.	37,900	1,469,383
Penske Automotive Group, Inc.	52,300	1,288,149
The Pep Boys – Manny, Moe & Jack(a)	16,902	252,178

		14,552,771

Textiles, Apparel & Luxury Goods – 2.1%
G-III Apparel Group Ltd.(a)	52,500	1,492,050
The Jones Group, Inc.	136,500	1,714,440
Perry Ellis International, Inc.(a)(b)	37,452	699,229
The Warnaco Group, Inc.(a)	24,500	1,430,800

		5,336,519

Thrifts & Mortgage Finance – 0.2%
Provident Financial Services, Inc.	37,100	539,063

Total Common Stocks – 99.4%		250,244,239

Warrants(c)
Biotechnology – 0.0%
MannKind Corp. (Expires 2/08/16)	53,200	31,920
XOMA Corp. (Expires 3/09/17)	47,650	24,063

Total Warrants – 0.0%		55,983

Total Long-Term Investments (Cost – $212,994,487) – 99.4%		250,300,222

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(d)(e)	1,590,541	1,590,541

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.24%(d)(e)(f)	$43,359	43,358,902

Total Short-Term Securities (Cost – $44,949,443) – 17.8%		44,949,443

Total Investments (Cost – $257,943,930*) – 117.2%		295,249,665
Liabilities in Excess of Other Assets – (17.2)%		(43,390,134)

Net Assets – 100.0%		$251,859,531

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$259,972,421

Gross unrealized appreciation	$50,663,771
Gross unrealized depreciation	(15,386,527)

Net unrealized appreciation	$35,277,244

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Net Activity	Shares/ Beneficial Interest held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,820,468	(2,229,927)	1,590,541	$794
BlackRock Liquidity Series, LLC Money Market Series	$37,553,185	$5,805,717	$43,358,902	$50,293

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$250,276,159	$24,063	–	$250,300,222
Short-Term Securities	1,590,541	43,358,902	–	44,949,443

Total	$251,866,700	$43,382,965	–	$295,249,665

[1]	See above Schedule of Investments for values in each industry, excluding Level 2, Warrants – Biotechnology, within the table.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value in the amount of $43,358,902 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: May 23, 2012